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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                         Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


             Pioneer America Income VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

 Principal
  Amount                                                                  Value
             Collateralized Mortgage Obligations - 0.4 %
             Government - 0.4 %
    183,973  Freddie Mac, 5.0%, 1/15/16                            $          187,883
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost   $190,085)                                     $          187,883
             Corporate Bonds - 0.6 %
             Miscellaneous
    250,000  Private Export Funding, 3.375%, 2/15/09               $          247,503
             TOTAL CORPORATE BONDS
             (Cost   $240,921)                                     $          247,503
             US Government Agency Obligations - 96.1 %
             Government - 96.1 %
    616,716  Government National Mortgage Association, 6.00%, 02/15$          640,340
    310,193  Government National Mortgage Association, 6.00% 1/15/33          322,075
    374,307  Government National Mortgage Association, 5.50%, 07/15/          381,585
    457,595  Government National Mortgage Association, 4.50%, 08/15/          444,409
    289,644  Government National Mortgage Association, 6.5%, 1/15/34          305,828
    294,741  Government National Mortgage Association, 6.0%, 3/15/34          305,959
    496,804  Government National Mortgage Association, 4.50%, 6/15/3          482,178
     42,243  Government National Mortgage Association, 6.5% , 6/15/3           44,615
    122,571  Government National Mortgage Association, 6.5% , 04/15/          130,497
     36,351  Government National Mortgage Association, 7.5%, 01/15/3           39,150
    187,656  Government National Mortgage Association, 6.00% , 10/15          194,862
     81,312  Government National Mortgage Association, 6.5%, 12/15/3           85,890
    164,433  Government National Mortgage Association, 6.0% , 10/15/          170,748
     70,975  Government National Mortgage Association, 6.0%, 10/15/3           73,701
     47,947  Government National Mortgage Association, 6.5% , 12/15/           50,647
    120,172  Government National Mortgage Association, 6.0%, 05/15/1          126,961
    432,583  Government National Mortgage Association, 5.5%, 6/15/20          451,577
    369,067  Government National Mortgage Association, 5.00%,  07/15          380,546
    248,965  Government National Mortgage Association, 4.50%, 06/15/          241,635
     56,316  Government National Mortgage Association, 6.5%  , 06/15           59,462
     47,519  Government National Mortgage Association, 6.50% , 04/15           50,187
     76,337  Government National Mortgage Association, 6.5% , 04/15/           81,273
     36,416  Government National Mortgage Association, 6.5% , 06/15/           38,771
    307,733  Government National Mortgage Association, 6% 12/15/32            319,714
    178,374  Government National Mortgage Association, 6.0% , 09/15/          185,224
    407,425  Government National Mortgage Association, 6.00%,  09/15          423,032
    263,588  Government National Mortgage Association, 5.5% , 03/15/          268,713
     63,082  Government National Mortgage Association II, 7.00% , 05           67,328
    303,816  Government National Mortgage Association II, 6.00%, 11/          314,980
    399,589  Government National Mortgage Association II, 5.00%, 12/          408,966
     84,894  Government National Mortgage Association II, 6.00%, 12/           89,372
    473,142  Government National Mortgage Association II, 5.50%, 02/          481,201
    395,406  Government National Mortgage Association II, 6.0%, 6/20          409,839
    493,828  Government National Mortgage Association II, 5.5%, 7/20          513,458
     52,883  Government National Mortgage Association II, 6.50% , 09           55,761
    199,819  Government National Mortgage Association,  6.0%, 8/15/2          207,424
    111,939  Government National Mortgage Association, 6.50% , 07/15          118,223
     51,073  Government National Mortgage Association, 6.50%, , 02/1           54,477
     32,253  Government National Mortgage Association, 7.5%, 01/15/3           34,740
     51,044  Government National Mortgage Association, 7.00%, 7/15/2           54,484
    183,725  Government National Mortgage Association, 6.5% , 05/15/          194,314
    117,636  Government National Mortgage Association,  6.5% , 07/15          124,260
    132,530  Government National Mortgage Association I, 6.00%, 02/1          137,575
     72,972  Government National Mortgage Association, 6.5% , 05/15/           77,081
    428,435  Government National Mortgage Association, 6.50% , 06/15          452,558
     44,726  Government National Mortgage Association, 7% , 08/15/31           47,717
     57,352  Government National Mortgage Association, 6.50%, , 06/1           60,572
     54,083  Government National Mortgage Association,  6.5% , 04/15           57,119
    137,258  Government National Mortgage Association, 6.0% , 10/15/          142,529
    360,482  Government National Mortgage Association, 5.50% 04/15/3          367,491
    179,717  Government National Mortgage Association, 7.00%, , 05/1          191,692
    115,667  Government National Mortgage Association, 6.50% , 06/15          122,180
    301,648  Government National Mortgage Association, 6.0%, 11/15/3          314,494
    220,259  Government National Mortgage Association, 6.0% , 11/15/          228,718
     77,568  Government National Mortgage Association,  6.50% , 06/1           82,103
    218,463  Government National Mortgage Association, 5.5%, 2/15/20          227,911
    247,599  Government National Mortgage Association,  6.5%, 05/15/          261,970
     93,549  Government National Mortgage Association, 6.5%, 05/15/2           98,989
    153,577  Government National Mortgage Association, 6.00% , 01/15          159,496
    200,000  US Treasury Notes 4.75%, 5/15/2014                               209,938
     70,922  Federal Home Loan Mortgage Corp., 6.50%, 02/01/32                 74,457
     61,665  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32                 65,466
     29,237  Federal National Mortgage Association, 6.50% , 03/01/32           30,695
     53,394  Federal National Mortgage Association, 6.5% , 3/1/32              56,055
     40,160  Federal Home Loan Mortgage Corp., 7.00%, 03/01/32                 42,806
    122,395  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                126,599
    245,700  Federal Home Loan Mortgage Corp., 6.00%, 11/01/32                254,141
     57,825  Federal Home Loan Mortgage Corp., 6.00%, 12/01/32                 59,811
  1,218,208  Federal Home Loan Mortgage Corp., 6.00%, 03/01/33              1,260,028
    475,413  Government National Mortgage Association, 6.00%  , 7/15          496,929
    206,895  Government National Mortgage Association, 5.50%, 04/15/          211,080
    198,450  Government National Mortgage Association, 5.0%, 7/15/20          203,591
    247,688  Government National Mortgage Association, 5.5%, 7/15/20          258,308
     82,976  Federal Home Loan Mortgage Corp., 6.50%, 1/01/29                  87,265
     61,329  Federal Home Loan Mortgage Corp., 7.50%, 8/01/31                  65,825
    324,688  Federal Home Loan Mortgage Corp., 6.50% 4/1/32                   340,877
    113,757  Federal Home Loan Mortgage Corp., 6.50%, 07/01/32                119,429
    532,179  Federal Home Loan Mortgage Corp., 6.00%, 11/01/32                550,462
    207,378  Federal Home Loan Mortgage Corp., 6.00%, 12/01/32                214,502
    268,568  Federal Home Loan Mortgage Corp., 6.0% , 02/01/33                277,794
    114,479  Federal Home Loan Mortgage Corp.,  6.5%, 3/1/2011                121,288
    339,344  Federal Home Loan Mortgage Corp., 6.5%, 7/1/2016                 359,208
    951,284  Federal Home Loan Mortgage Corp., 6.0%,  05/01/34                983,636
    300,000  Federal Home Loan Mortgage Corp., 5.5%, 9/1/2034                 304,484
     31,276  Federal Home Loan Mortgage Corp., 7.00%, 2/01/31                  33,204
     58,286  Federal Home Loan Mortgage Corp., 6.50%, 4/1/31                   61,192
     46,376  Federal Home Loan Mortgage Corp., 6.5%, 03/01/29                  48,744
      3,995  Federal Home Loan Mortgage Corp., 7.00%, 04/01/30                  4,241
     12,120  Federal Home Loan Mortgage Corp., 7.00%, 9/01/31                  12,864
    102,033  Federal Home Loan Mortgage Corp., 6.50%, 10/01/31                107,119
    100,000  FED FARM CREDIT BANK, 5.88% , 9/8/08                             108,632
    200,000  Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/2          214,287
    850,000  Fed Home Loan Bank 5.875%, 11/15/07                              915,777
    140,000  Federal Home Loan Mortgage Corp., 6.70%, 01/05/07                151,492
     70,136  Federal National Mortgage Association, 7.00%, 9/01/18             74,654
     52,393  Federal National Mortgage Association, 6.50%, , 01/01/3           54,994
    140,193  Federal National Mortgage Association, 6.50%, 11/01/28           147,405
     64,646  Federal National Mortgage Association, 6.50% ,01/01/29            67,936
     13,288  Federal National Mortgage Association, 7.00%, 01/01/29            14,113
    175,126  Federal National Mortgage Association, 7.00%, 9/01/30            185,993
      8,787  Federal National Mortgage Association, 7.0% , 05/01/31             9,326
      6,033  Federal Home Loan Mortgage Corp., 7.00%, 07/01/31                  6,401
     24,129  Federal Home Loan Mortgage Cor., 7.00%, 06/01/31                  25,604
     19,407  Federal National Mortgage Association, 6.50% , 10/01/31           20,370
    267,863  Federal National Mortgage Association, 6.0%, 6/01/33             277,550
    250,000  Federal Farm Credit Bank 3.25%, 6/15/2007                        250,836
    400,000  Federal Farm Credit Bank 4.9%, 03/17/14                          391,063
    300,000  FEDERAL HOME LOAN BANK 5.89% , 06/30/08                          326,117
    400,000  FED HOME LOAN BANK 4.53% , 10/30/06                              413,084
    300,000  FREDDIE MAC 5.25% , 11/15/12                                     305,547
     50,584  Government National Mortgage Association II, 6.50%, 8/2           53,447
     69,251  Government National Mortgage Association II, 6.50% , 12           73,154
      4,040  Government National Mortgage Association II, 8.00%, 8/2            4,417
     11,366  Government National Mortgage Association II, 7.50%, 8/2           12,207
    134,374  Government National Mortgage Association, 7.00%, 02/20/          143,096
     26,287  Government National Mortgage Association II, 7.0% , 01/           27,980
      3,165  Government National Mortgage Association, 7.50%, 8/15/2            3,427
     23,735  Government National Mortgage Association, 7.00%, 9/15/2           25,372
      1,871  Government National Mortgage Association, 7.50%, 6/15/2            2,026
     60,546  Government National Mortgage Association, 7.00%, 2/15/2           64,659
     17,832  Government National Mortgage Association, 7.00%, 1/15/2           19,077
     26,554  Government National Mortgage Association, 6.50%, 3/15/2           28,140
     68,486  Government National Mortgage Association, 6.50%, 6/15/2           72,475
         11  Government National Mortgage Association, 7.50%, 8/15/2               12
     37,946  Government National Mortgage Association, 6.50% , 02/15           40,132
     58,710  Government National Mortgage Association, 7.00%, 3/15/2           62,699
     31,269  Government National Mortgage Association,7.00%, 4/15/28           33,393
     23,729  Government National Mortgage Association, 7.00%, 7/15/2           25,329
     47,667  Government National Mortgage Association 7.00%, 01/15/2           50,880
     72,655  Government National Mortgage Association, 7.00% , 11/15           77,591
     23,707  Government National Mortgage Association, 6.50% , 06/15           25,073
     58,020  Government National Mortgage Association, 7.00%, 6/15/2           61,931
     80,906  Government National Mortgage Association I, 7.0% , 11/1           86,360
     11,264  Government National Mortgage Association, 7.50%, 8/15/2           12,140
     45,064  Government National Mortgage Association, 7.50% , 11/15           48,568
     36,382  Government National Mortgage Association, 7.5%, 10/15/2           39,210
     44,520  Government National Mortgage Association, 7.0%, 02/15/3           47,498
     39,848  Government National Mortgage Association I, 7.0% , 12/1           42,534
      6,325  Government National Mortgage Association, 7.0%, 12/15/3            6,751
     30,807  Government National Mortgage Association, 7% , 05/15/31           32,868
    134,763  Government National Mortgage Association, 6.50% 10/15/3          142,351
    110,284  Government National Mortgage Association, 6.50%, 9/15/3          116,493
     45,918  Government National Mortgage Association, 7.00%, 7/15/2           49,124
     11,500  Government National Mortgage Association, 7.50%, 10/15/           12,453
     43,766  Federal National Mortgage Association, 7.00%, 08/01/19            46,561
     64,922  Federal National Mortgage Association, 6.50% , 07/01/21           68,373
     30,572  Federal National Mortgage Association, 7.50% , 02/01/31           32,768
     43,152  Federal National Mortgage Association, 7.00%  01/01/32            45,789
    120,064  Federal National Mortgage Association, 5.00%, 3/1/2009           122,603
    293,803  Federal National Mortgage Association,  6.0%, 12/01/11           308,734
    119,274  Federal National Mortgage Association, 6.50% , 07/01/32          125,198
    113,763  Federal National Mortgage Association, 6.50%, 8/01/32            119,411
     81,513  Federal National Mortgage Association, 6.00% , 12/01/31           84,493
     30,503  Federal National Mortgage Association, 7.0% , 07/01/31            32,367
    106,687  Federal National Mortgage Association, 6.5% , 10/01/31           111,984
    131,604  Federal National Mortgage Association, 6.50% , 01/01/32          138,138
    100,717  Federal National Mortgage Association, 6.50% , 03/01/32          105,720
     54,408  Federal National Mortgage Association, 6.5% , 03/01/32            57,109
    131,297  Federal National Mortgage Association, 6.50% , 04/01/32          137,818
    391,143  Federal National Mortgage Association, 5.5% , 03/01/18           405,139
    205,817  Federal National Mortgage Association, 6.50% , 08/01/32          216,039
     80,823  Federal National Mortgage Association, 6.50% , 08/01/32           84,838
     67,199  Federal National Mortgage Association, 6.00% , 10/01/32           69,635
     76,165  Federal National Mortgage Association, 6.5% , 09/01/32            79,947
    361,266  Federal National Mortgage Association, 5.5% , 02/01/33           365,760
    114,489  Federal National Mortgage Association, 6.0% , 11/01/32           118,596
    159,886  Federal National Mortgage Association, 6.00% , 11/01/32          165,681
    332,621  Federal National Mortgage Association, 6.0% , 11/01/32           344,676
    176,344  Federal National Mortgage Association, 6.00% 04/1/33             182,735
    403,410  Federal National Mortgage Association, 5.50% 04/01/18            418,538
    656,803  Federal National Mortgage Association, 6.00% 03/1/33             680,607
    230,910  Federal National Mortgage Association, 6.0%, 5/1/2033            239,260
     73,123  Federal National Mortgage Association, 9.0%, 04/01/33             79,310
    490,366  Federal National Mortgage Association, 5.5%, 4/1/19              507,913
    430,972  Federal National Mortgage Association, 5.50%, 09/01/33           437,623
    448,419  Federal National Mortgage Association,  5.50%, 11/01/33          455,340
    297,680  Federal National Mortgage Association, 5.50%,  03/01/34          301,992
    293,367  Federal National Mortgage Association, 4.50%, 04/01/19           292,688
    199,537  Federal National Mortgage Association, 6.0%, 7/1/2034            206,695
    256,665  Federal National Mortgage Association, 5.0%, 7/1/2019            261,096
    491,361  Federal National Mortgage Association, 6.5%, 7/1/2034            515,834
    249,077  Federal National Mortgage Association,  6.0%, 9/01/2034          258,012
     12,000  Tenn Val Auth Vrn 06/01/28                                       300,720
    400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                              503,531
  1,850,000  U.S. Treasury Bonds, 6.25%, 8/15/23                            2,160,308
    925,000  U.S. Treasury N/B, 6.375%, 8/15/27                             1,104,689
  4,700,000  U.S. Treasury Notes, 6.50%, 2/15/10                            5,392,883
                                                                   $       42,691,838
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost   $41,705,543)                                  $       42,691,838
             TOTAL INVESTMENT IN SECURITIES - 97.1%
             (Cost   $42,136,549)                                  $       43,127,224
             OTHER ASSETS AND LIABILITIES - 2.9%                   $        1,290,790
             TOTAL NET ASSETS - 100.0%                             $       44,418,014

       (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of  $42,136,549 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost             $   1,214,100

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                  (223,425)

             Net unrealized gain                                   $    990,675

           Pioneer Balanced VCT Portfolio
           Schedule of Investments 9/30/04 (unaudited)

  Shares                                                                Value
           Common Stock - 61.4 %
           Energy - 6.0 %
           Integrated Oil & Gas - 0.4 %
     3,900 Exxon Mobil Corp.                                    $            188,487
           Oil & Gas Drilling - 4.6 %
     8,700 Encana Corp.                                         $            402,810
    33,400 ENSCO International, Inc.                                       1,091,178
    22,000 Varco International, Inc. *                                       590,040
                                                                $          2,084,028
           Oil & Gas Explration & Production - 0.9 %
    11,400 Pioneer Natural Resources Co.                        $            393,072
           Total Energy                                         $          2,665,587
           Materials - 2.8 %
           Precious Metals & Minerals - 2.8 %
    27,000 Newmont Mining Corp.                                 $          1,229,310
           Total Materials                                      $          1,229,310
           Capital Goods - 3.6 %
           Aerospace & Defense - 3.1 %
    26,000 Northrop Grumman Corp.                               $          1,386,580
           Electrical Component & Equipment - 0.5 %
     8,500 Molex, Inc. (Class A)                                $            223,635
           Total Capital Goods                                  $          1,610,215
           Commercial Services & Supplies - 0.6 %
           Diversified Commerc Services - 0.6 %
     6,300 Cintas Corp.                                         $            264,852
           Total Commercial Services & Supplies                 $            264,852
           Transportation - 2.2 %
           Trucking - 2.2 %
    12,900 United Parcel Service                                $            979,368
           Total Transportation                                 $            979,368
           Media - 3.1 %
           Broadcasting & Cable Tv - 1.1 %
     6,700 Clear Channel Communications, Inc.                   $            208,839
    10,200 Comcast Corp (Special) *                                          284,784
                                                                $            493,623
           Movies & Entertain - 2.0 %
    26,740 Viacom, Inc. (Class B)                               $            897,394
           Total Media                                          $          1,391,017
           Retailing - 2.7 %
           Apparel Retail - 0.8 %
     9,400 Liz Claiborne, Inc.                                  $            354,568
           General Merchandise Stores - 1.9 %
    32,000 Family Dollar Stores, Inc.                           $            867,200
           Total Retailing                                      $          1,221,768
           Food & Drug Retailing - 5.9 %
           Drug Retail - 0.9 %
     9,900 CVS Corp.                                            $            417,087
           Food Distributors - 1.2 %
    12,300 Cardinal Health, Inc.                                $            538,371
           Food Retail - 2.7 %
    19,000 Wm. Wrigley Jr. Co.                                  $          1,202,890
           Hypermarkets & Supercenters - 1.1 %
     8,900 Wal-Mart Stores, Inc.                                $            473,480
           Total Food & Drug Retailing                          $          2,631,828
           Food Beverage & Tobacco - 5.5 %
           Distillers & Vintners - 2.3 %
    20,700 Anheuser-Busch Companies, Inc.                       $          1,033,965
           Soft Drinks - 3.2 %
    12,600 The Coca-Cola Co.                                    $            504,630
    18,800 PepsiCo, Inc.                                                     914,620
                                                                $          1,419,250
           Total Food Beverage & Tobacco                        $          2,453,215
           Household & Personal Products - 3.7 %
           Household Products - 0.9 %
     9,300 Estee Lauder Co.                                     $            388,740
           Personal Products - 2.8 %
    30,300 Gillette Co.                                         $          1,264,722
           Total Household & Personal Products                  $          1,653,462
           Health Care Equipment & Services - 4.4 %
           Health Care Distribs - 1.5 %
    17,800 Wyeth                                                $            665,720
           Health Care Equipment - 2.9 %
    17,300 Biomet, Inc.                                         $            811,024
     7,700 Guidant Corp.                                                     508,508
                                                                $          1,319,532
           Total Health Care Equipment & Services               $          1,985,252
           Pharmaceuticals & Biotechnology - 4.4 %
           Biotechnology - 0.6 %
     5,016 Amgen, Inc. *                                        $            284,307
           Pharmaceuticals - 3.8 %
     4,000 Eli Lilly & Co.                                      $            240,200
     7,600 Merck & Co., Inc.                                                 250,800
    39,288 Pfizer, Inc.                                                    1,202,213
                                                                $          1,693,213
           Total Pharmaceuticals & Biotechnology                $          1,977,520
           Diversified Financials - 2.3 %
           Asset Management & Custody Banks - 0.9 %
    14,100 The Bank of New York Co., Inc.                       $            411,297
           Consumer Finance - 1.4 %
    12,300 American Express Co.                                 $            632,958
           Total Diversified Financials                         $          1,044,255
           Insurance - 4.6 %
           Property & Casualty Insurance - 4.6 %
       515 Berkshire Hathaway, Inc. (Class B) *                 $          1,478,565
     6,900 Progressive Corp.                                                 584,775
                                                                $          2,063,340
           Total Insurance                                      $          2,063,340
           Software & Services - 7.3 %
           Application Software - 4.1 %
    51,800 Microsoft Corp.                                      $          1,432,270
     7,700 Symantec Corp. *                                                  422,576
                                                                $          1,854,846
           Data Processing & Outsourced Services - 3.2 %
    32,700 First Data Corp.                                     $          1,422,450
           Total Software & Services                            $          3,277,296
           Technology Hardware & Equipment - 1.3 %
           Computer Hardware - 1.3 %
    32,022 Hewlett-Packard Co.                                  $            600,413
           Total Technology Hardware & Equipment                $            600,413
           Semiconductors - 0.3 %
           Semiconductors - 0.3 %
     5,800 Intel Corp.                                          $            116,348
           Total Semiconductors                                 $            116,348
           Telecommunication Services - 0.6 %
           Wireless Telecom Services - 0.6 %
    11,700 Vodafone Group Plc ADR                               $            282,087
           Total Telecommunication Services                     $            282,087
           TOTAL COMMON STOCKS
           (Cost   $24,603,152)                                 $         27,447,133
           Asset Backed Securities - 0.4 %
           Diversified Financials - 0.2 %
           Other Diversified Finance Services - 0.2 %
    87,273 PF Export Receivable Master Trust, 6.436%, 6/1/15 (14$             87,574
           Total Diversified Financials                         $             87,574
           Real Estate - 0.2 %
           Reits - 0.2 %
   100,000 Global Signal Trust, 5.395%, 1/15/34 (144A)          $             98,481
           Total Real Estate                                    $             98,481
           TOTAL ASSET BACKED SECURITIES
           (Cost   $187,273)                                    $            186,055
           Corporate Bonds - 12.3 %
           Energy - 0.9 %
           Integrated Oil & Gas - 0.2 %
    30,000 Occidental Petroleum, 7.65%, 2/15/06                 $             31,881
    40,000 Occidental Petroleum, 6.75%, 1/15/12                               45,346
                                                                $             77,227
           Oil & Gas Explration & Production - 0.2 %
   100,000 Gazprom Intl SA., 7.201%, 2/01/20 (144A)             $            101,250
           Oil & Gas Refining Marketing & Transpor - 0.4 %
   205,000 Magellan Midstream Partners, L.P., 6.45%, 6/1/14     $            215,515
           Total Energy                                         $            393,992
           Materials - 1.1 %
           Commodity Chemicals - 0.3 %
   100,000 Nova Chemicals Ltd., 6.5%, 1/15/12                   $            103,250
           Diversified Metals & Mining - 0.3 %
   125,000 Inco Ltd., 7.2%, 9/15/32                             $            142,591
           Metal & Glass Containers - 0.1 %
    40,000 Tenneco Packaging, 8.125%, 6/15/17                   $             50,113
           Paper Products - 0.2 %
   100,000 Abitibi-Consolidated, Inc., 6.95%, 4/1/08            $            102,000
           Steel - 0.2 %
    75,000 International Steel Group, 6.5%, 4/15/14 (144A)      $             75,000
           Total Materials                                      $            472,954
           Capital Goods - 0.5 %
           Constuction & Engineering - 0.1 %
    50,000 Shaw Group Inc. 10.75%, 3/15/2010                    $             52,500
           Electrical Component & Equipment - 0.1 %
    75,000 Thomas & Betts Corp., 7.25%, 6/1/13                  $             80,262
           Industrial Conglom - 0.2 %
    55,000 General Electric Capital Corp., 6.125%, 2/22/11      $             60,648
    30,000 General Electric Capital Corp., 6.75%, 3/15/32                     34,527
                                                                $             95,175
           Total Capital Goods                                  $            227,937
           Commercial Services & Supplies - 0.1 %
           Diversified Commerc Services - 0.1 %
    25,000 Deluxe Corp. 144A 3.5%, 10/1/2007                    $             24,930
           Total Commercial Services & Supplies                 $             24,930
           Automobiles & Components - 0.7 %
           Automobile Manufacturers - 0.7 %
   200,000 General Motors, 7.2%, 1/15/11                        $            211,814
   100,000 Hyundai Motor Co Ltd., 5.3%, 12/19/08                             102,642
                                                                $            314,456
           Total Automobiles & Components                       $            314,456
           Hotels Restaurants & Leisure - 0.6 %
           Casinos & Gaming - 0.1 %
    25,000 Turning Stone, 9.125%, 12/15/10 (144A)               $             27,000
           Hotels, Resorts & Cruise Lines - 0.5 %
   200,000 Hilton Hotels, 7.625%, 12/1/12                       $            232,500
           Total Hotels Restaurants & Leisure                   $            259,500
           Media - 1.9 %
           Broadcasting & Cable Tv - 1.2 %
   250,000 Comcast Cable Corp., 7.125%,  6/15/13                $            282,751
   100,000 Cox Communications, 7.125%, 10/1/12                               108,508
   160,000 Echostar DBS Corp., 6.375%, 10/1/11 (144A)                        162,000
                                                                $            553,259
           Movies & Entertain - 0.2 %
   100,000 AOL Time Warner, Inc., 6.875%, 5/1/12                $            111,568
           Publishing - 0.4 %
   170,000 News America Inc., 7.3%, 4/30/28                     $            191,985
           Total Media                                          $            856,812
           Retailing - 0.2 %
           Specialty Stores - 0.2 %
   100,000 Toys ""R"" Us, 7.875%, 4/15/13                       $             99,750
           Total Retailing                                      $             99,750
           Food Beverage & Tobacco - 0.4 %
           Tobacco - 0.4 %
   150,000 Altria Group Incorporated, 7.0%, 11/4/13             $            156,504
           Total Food Beverage & Tobacco                        $            156,504
           Health Care Equipment & Services - 0.7 %
           Health Care Facilities - 0.5 %
   200,000 HCA Inc., 6.3%, 10/1/12                              $            207,354
           Health Care Supplies - 0.2 %
   100,000 Bausch & Lomb, 7.125%, 8/1/28                        $            105,738
           Total Health Care Equipment & Services               $            313,092
           Banks - 0.5 %
           Diversified Banks - 0.3 %
    50,000 KFW-Kredit Wiederaufbau, 2.75%, 5/8/07               $             49,516
    75,000 National Westminster, 7.375%, 10/1/09                              86,671
                                                                $            136,187
           Thrifts & Mortgage Finance - 0.2 %
   100,000 Sovereign Bank, 5.125%, 3/15/13                      $             99,699
           Total Banks                                          $            235,886
           Diversified Financials - 0.9 %
           Investment Banking & Brokerage - 0.2 %
    75,000 E*Trade Financial Corp., 8.0%, 6/15/11 (144A)        $             78,000
           Other Diversified Finance Services - 0.5 %
   100,000 Brascan Corp., 5.75%, 3/1/10                         $            105,836
   100,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)                         96,985
                                                                $            202,821
           Specialized Finance - 0.2 %
   100,000 MDP Acquistions, 9.625%, 10/1/12                     $            113,000
           Total Diversified Financials                         $            393,821
           Insurance - 1.4 %
           Life & Health Insurance - 0.2 %
   100,000 Provident Companies Inc., 7.0%, 7/15/18              $             98,250
           Multi-Line Insurance - 0.1 %
    50,000 Loew Corp., 5.25%, 3/15/16                           $             50,341
           Property & Casualty Insurance - 0.7 %
    85,000 Kingsway America Inc. 7.5%, 2/1/14                   $             88,145
   100,000 Arch Capital Group Ltd., 7.35%, 5/1/34                            103,559
   150,000 Ohio Casualty Corp., 7.3%, 6/15/14                                158,295
                                                                $            349,999
           Reinsurance - 0.2 %
   100,000 Odyssey Re Holdings, 7.65%, 11/1/13                  $            109,070
           Total Insurance                                      $            607,660
           Real Estate - 0.6 %
           Reits - 0.6 %
   150,000 Hospitality Properties Trust, 6.75%, 2/15/13         $            161,273
   100,000 Colonial Reality LP, 6.15%, 4/15/13                               105,059
                                                                $            266,332
           Total Real Estate                                    $            266,332
           Technology Hardware & Equipment - 1.1 %
           Computer Hardware - 0.8 %
   250,000 NCR Corp., 7.125%, 6/15/09                           $            277,248
   100,000 UNISYS Corp., 6.875%, 3/15/10                                     104,250
                                                                $            381,498
           Technology Distribs - 0.2 %
   100,000 Arrow Electronic Inc., 6.875%, 7/1/13                $            108,202
           Total Technology Hardware & Equipment                $            489,700
           Telecommunication Services - 0.4 %
           Integrated Telecom Services - 0.4 %
   100,000 Intelsat Ltd. 6.5%, 11/1/13                          $             82,000
   100,000 Telecom Italia S.p.A. 5.25%, 11/15/13 (144A)                      101,887
                                                                $            183,887
           Total Telecommunication Services                     $            183,887
           Utilities - 0.5 %
           Electric Utilities - 0.2 %
    95,000 FLP Energy American Wind Llc, 6.639%, 6/20/23 (144A) $             99,621
           Multi-Utilities & Unregulated Power - 0.3 %
   100,000 Reliant Energy Inc., 9.5%, 7/15/13                   $            108,625
           Total Utilities                                      $            208,246
           TOTAL COPORATE BONDS
           (Cost   $5,217,215)                                  $          5,505,459
           US Government Agency Obligations - 23.0 %
           Banks - 0.7 %
           Thrifts & Mortgage Finance - 0.6 %
   300,000 Freddie Mac 3.25%, 02/25/08                          $            297,329
           Total Banks                                          $            297,329
           Government - 22.3 %
   285,988 Government National Mortgage Association 604367 5.50%$            291,549
   118,888 Government National Mortgage Association  605389 5.00%            118,462
   149,273 Government National Mortgage Association 580113 6.0% :            155,006
   133,885 Government National Mortgage Association 592716 6.50%,            141,405
   512,469 Government National Mortgage Association  606870 6.0%,            532,100
   189,257 Government National Mortgage Association II 3515 5.50%            192,480
   328,011 Government National Mortgage Association 3460 6.0%, 10            341,194
   300,000 US TREASURY N/B 4.75%  11/15/08                                   318,000
   470,000 U.S. Treasury N/B, 4.00%, 11/15/12                                472,277
   100,000 US Treasury Notes 4.75%, 5/15/2014                                104,969
    40,400 Federal Home Loan Mortgage Corp.  G11216 6.50%, 5/01/0             42,694
   200,611 FG G11295 5.50%, 09/01/17                                         207,675
 1,267,688 Federal Home Loan Mortgage Corp.  C75398 6.00%, 01/01/          1,311,238
   161,492 FG  E85757 5.5%, 10/01/16                                         167,225
   220,786 Government National Mortgage Association 614930 5.50%             225,078
   167,149 Government National Mortgage Association 618472 5.50%,            170,399
    61,428 Government National Mortgage Association 620942 5.5%,              62,749
   113,946 FG C01286 6.00% , 01/01/32                                        117,906
    49,055 FGLMC C01848 6.0%, 6/01/2034                                       50,724
    82,418 Federal Home Loan Mortgage Corp. A10708 6.50%, 07/01/3             86,872
   272,592 FGLMC A15832 6.00%, 11/01/33                                      281,949
    25,581 Federal Home Loan Mortgage Corp. A16415 6.5%, 11/01/33             26,861
   463,690 FG  A17666 5.50%, 01/01/34                                        470,620
   393,028 FGLMC  A20861 5.0%, 4/1/2034                                      389,631
   245,257 FGLMC A21417 5.0%, 5/1/2034                                       243,138
    24,330 Federal National Mortgage Association, 6.50%, 8/1/14               25,791
   150,000 Freddie Mac 5.75% 01/15/12                                        163,677
    10,000 Federal National Mortgage Association, 7.125%, 6/15/10             11,602
   110,000 Federal National Mortgage Association 6.125% : 03/15/1            122,551
    29,363 Government National Mortgage Association II, 7.50%, 9/             31,509
    62,834 Government National Mortgage Association, 6.50%, 10/15             66,494
    74,881 Federal National Mortgage Association  252481 6.50%  0             79,299
    75,717 Federal National Mortgage Association 254139 6.50%, 12             79,742
   274,512 Federal National Mortgage Association  255363 5.5%, 9/            278,488
    54,584 Federal National Mortgage Association  259573 6.50%  1             57,295
    23,176 Federal National Mortgage Association 323258 6.50%, 08             24,569
   159,908 Federal National Mortgage Association  545759 6.50%  0            167,850
   106,264 Federal National Mortgage Association  545891 6.50% 07            111,540
   207,196 Federal National Mortgage Association 625417 5.50%  02            214,694
    69,372 Federal National Mortgage Association 656908 6.50%  09             73,125
    18,172 Federal National Mortgage Association  666052 6.5%  10             19,075
    36,157 Federal National Mortgage Association 713288 9.0%, 04/             39,216
   142,527 Federal National Mortgage Association 744943 6.0%, 12/            147,680
   233,514 Federal National Mortgage Association 752892 5.5%, 11/            237,118
   223,525 Federal National Mortgage Association 766856 5.50%, 04            226,762
   130,741 Federal National Mortgage Association 771111 5.50%, 03            132,635
   149,065 Federal National Mortgage Association 779525 5.0%, 6/1            147,683
   300,000 Federal National Mortgage Association  794699 5.5%, 10            304,345
   130,000 US Treasury Notes 5.375% MD 02/15/31                              139,263
   500,000 U.S. Treasury Notes, 5.625%, 5/15/08                              543,731
           Total Government                                     $          9,967,935
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (Cost   $10,171,075)                                 $         10,265,264
           TOTAL INVESTMENT IN SECURITIES - 97.1%
           (Cost   $40,078,715)                                 $         43,403,911

           OTHER ASSETS AND LIABILITIES - 2.9%                  $          1,295,381

           TOTAL NET ASSETS - 100.0%                            $         44,699,292

        *  Non-income producing security.

     144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933.
           Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
           $952,728 or 2.1% of net assets.

      (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $40,078,715 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $    3,787,011

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                  (461,815)

           Net unrealized gain                                  $    3,325,196

             Pioneer Emerging Markets VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                  Value
             Preferred Stocks - 2.6 %
             Materials - 0.5 %
             Diversified Metals & Mining - 0.5 %
     274,000 CAEMI MINERACAO E METALURGIA SA -PREF *                  $       172,508
             Total Materials                                          $       172,508
             Capital Goods - 0.1 %
             Industrial Conglom - 0.1 %
       3,445 LG Corp-Pref                                             $        30,374
             Total Capital Goods                                      $        30,374
             Banks - 0.8 %
             Diversified Banks - 0.8 %
   2,560,600 Banco Itau Holding Financeira                            $       283,466
             Total Banks                                              $       283,466
             Telecommunication Services - 1.1 %
             Integrated Telecom Services - 0.6 %
      15,901 Tele Norte Leste Participacoes Pfd ADR                   $       210,370
             Wireless Telecom Services - 0.5 %
       5,800 Telemig Celular Participacoes Sponsored ADR              $       165,184
             Total Telecommunication Services                         $       375,554
             TOTAL PREFERRED STOCKS
             (Cost   $594,314)                                        $       861,902
             Common Stock - 92.8 %
             Energy - 12.9 %
             Integrated Oil & Gas - 9.6 %
     225,000 CNOOC LTD                                                $       118,205
       5,480 Lukoil Holding Spon ADR                                          682,260
      44,100 Petrobras Brasileiro ADR *                                     1,407,672
      13,500 Surgutneftegaz (Sponsored A.D.R.)    (b)                         490,050
  15,644,450 Tupras-Turkiye Petrol Rafinerileri A.S.                          127,867
      22,800 Yukos *                                                          384,750
                                                                      $     3,210,804
             Oil & Gas Equipment And Services - 0.5 %
       3,000 Samchully Co., Ltd.                                      $       158,308
             Oil & Gas Explration & Production - 1.4 %
     183,600 CHINA PETROLEUM & CHEMICAL                               $        75,196
     179,000 Panva Gas Holdings Limited *                                      76,369
       3,500 Mol Magyar Olaj                                                  171,400
      34,200 PTT Public Company Ltd.                                          139,592
                                                                      $       462,557
             Oil & Gas Refining Marketing & Transpor - 1.4 %
       4,700 S-OIL CORP *                                             $       233,794
   1,598,800 Petron Corporation                                                82,431
       7,400 Polski Koncern Nafto GDR                                         143,398
                                                                      $       459,623
             Total Energy                                             $     4,291,292
             Materials - 13.4 %
             Commodity Chemicals - 1.5 %
       3,869 Daelim Industrial Co.                                    $       166,739
       7,000 Reliance Industries Ltd. 144A *                                  163,590
  12,010,000 Ultrapar Participacoes S.A.                                      191,135
                                                                      $       521,464
             Construction Materials - 1.3 %
       5,150 Asia Cement Co., Ltd.                                    $       129,828
  29,013,250 Akcansa Cimento A.S.                                              81,065
     382,122 Lafarge Malayan Cement Berhad                                     82,315
      14,400 Siam City Cement Co., Ltd. (Foreign)                              73,730
      12,000 *CA SIAM CEMENT CO LTD FOREIGN                                    76,898
                                                                      $       443,836
             Diversified Chemical - 0.7 %
     270,234 Sinopac Holdings Company *                               $       141,518
       2,600 LG Chem, Ltd                                                      98,659
                                                                      $       240,177
             Diversified Metals & Mining - 2.8 %
     127,000 Yanzhou Coal Mining - H                                  $       164,291
      17,200 KGHM POLSKA MIE S.A. *                                           166,421
       4,100 Norilsk Nickel                                                   258,300
      17,500 Companhia Vale do Rio Doce ADR                                   336,875
                                                                      $       925,887
             Fertilizers & Agricultural Chems - 0.3 %
      25,000 Makhteshim-Agan Industries Ltd.                          $       108,239
             Gold - 0.6 %
      25,500 IAMGOLD Corporation                                      $       204,765
             Paper Products - 0.2 %
       2,370 Aracruz Cellulose SA ADR                                 $        78,494
             Precious Metals & Minerals - 3.6 %
       6,900 Anglo American Plc                                       $       165,699
       1,750 Anglogold Ashanti Ltd.                                            67,262
      11,100 Anglogold Ashanti Limited Spon ADR    (b)                        431,790
      23,200 Compania de Minas Buenaventura S.A.A.                            551,000
                                                                      $     1,215,751
             Specialty Chemicals - 1.0 %
      85,501 *CA  FORMOSA PLASTIC CORP                                $       133,294
     135,055 Nan Ya Plastics Corp.                                            197,172
                                                                      $       330,466
             Steel - 1.2 %
       8,194 China Steel Corp., Ltd.                                  $         8,302
       4,400 Pohang Iron & Steel Co. Ltd. ADR                                 166,540
      16,800 Remgro Ltd.                                                      213,759
                                                                      $       388,601
             Total Materials                                          $     4,457,680
             Capital Goods - 4.2 %
             Building Products - 0.8 %
       2,530 Hanil Cement Co. Ltd.                                    $       101,331
      12,500 Daewoo Heavy Industries & Machinery Ltd.                         182,322
                                                                      $       283,653
             Constuction & Engineering - 1.1 %
       9,600 LG Construction Ltd.                                     $       175,280
       7,900 Kyeryong Construction Industrial Co., Ltd.                        77,678
     242,435 CTCI Corp                                                        130,160
                                                                      $       383,118
             Electrical Component & Equipment - 0.6 %
      14,900 Bharat Heavy Electricals (Demat)                         $       186,433
             Industrial Conglom - 1.0 %
       6,825 LG Corp                                                  $        90,379
  42,818,482 KOC Holding AS                                                   250,745
                                                                      $       341,124
             Industrial Machinery - 0.6 %
     187,000 Yungtay Engineering Co Limited                           $        96,471
      12,200 DAEWOO HEAVY IND & MACH *                                         96,904
                                                                      $       193,375
             Total Capital Goods                                      $     1,387,703
             Commercial Services & Supplies - 0.6 %
             Diversified Commerc Services - 0.6 %
      20,956 Bidvest Group Limited                                    $       201,721
             Total Commercial Services & Supplies                     $       201,721
             Transportation - 1.7 %
             Air Freight & Couriers - 0.2 %
     153,400 SINGAPORE POST LTD                                       $        72,864
             Marine - 1.2 %
      60,600 Samsung Heavy Industries Co., Ltd.                       $       294,430
      11,880 Hyundai Merchant Marine Co. *                                     99,134
                                                                      $       393,564
             Railroads - 0.3 %
      34,300 Malaysia International Shipping Bhd.                     $       115,461
             Total Transportation                                     $       581,889
             Automobiles & Components - 3.8 %
             Auto Parts & Equipment - 1.0 %
       3,000 HYUNDAI MOBIS                                            $       150,965
      18,630 Dongyang Mechatronics Corp                                        58,383
      28,600 Jardine Cycle & Carriage Ltd                                     140,296
                                                                      $       349,644
             Automobile Manufacturers - 2.8 %
       5,300 Hyundai Motor Company Limited                            $       244,170
      10,530 Hyundai Heavy Industries                                         284,176
     143,653 PT ASTRA INTL                                                    107,417
     106,100 SIME DARBY BERHAD                                                160,520
      13,999 Tata Motors                                                      123,102
                                                                      $       919,385
             Total Automobiles & Components                           $     1,269,029
             Consumer Durables & Apparel - 0.6 %
             Homebuilding - 0.5 %
     563,500 Ayala Land, Inc.                                         $        65,229
      67,000 Corporacion GEO, S.A. de C.V. *                                   96,854
                                                                      $       162,083
             Leisure Products - 0.1 %
      27,800 Berjaya Sports Toto Berhad                               $        28,558
             Total Consumer Durables & Apparel                        $       190,641
             Hotels Restaurants & Leisure - 0.4 %
             Hotels, Resorts & Cruise Lines - 0.3 %
       9,200 Indian Hotels Co. Ltd.                                   $        88,982
             Restaurants - 0.1 %
     105,000 Jollibee Foods Corp.                                     $        48,514
             Total Hotels Restaurants & Leisure                       $       137,496
             Media - 2.4 %
             Advertising - 0.2 %
       4,170 G2R INC. *                                               $        78,564
             Broadcasting & Cable Tv - 0.9 %
     306,200 ABS-CBN Broadcasting Corp. *                             $       115,722
     427,600 Media Prima Berhad *                                             186,635
                                                                      $       302,357
             Movies & Entertain - 0.9 %
     322,800 GRAMMY ENTERTAINMENT PCL FOREIGN                         $       121,620
      57,700 Zee Telefilms Limited                                            191,162
                                                                      $       312,782
             Publishing - 0.4 %
      41,650 Singapore Press Holdings                                 $       117,398
             Total Media                                              $       811,101
             Food & Drug Retailing - 2.3 %
             Food Distributors - 0.8 %
       9,200 Compania Cervecerias Unidas S.A.    (b)                  $       217,672
      12,000 Kimberly-Clark de Mexico, S.A. de C.V. *                          35,253
                                                                      $       252,925
             Food Retail - 1.5 %
       3,780 CJ CORP                                                  $       203,958
      12,000 Brasil Distr Pao Acu ADR *                                       239,880
       5,000 TIGER BRANDS LIMITED                                              75,779
                                                                      $       519,617
             Total Food & Drug Retailing                              $       772,542
             Food Beverage & Tobacco - 6.4 %
             Distillers & Vintners - 1.8 %
      12,500 Companhia de Bebidas PR ADR                              $       280,000
  11,866,200 ANDALOU EFES BIRACILIK VE                                        181,606
      62,600 Grupo Modelo SA de C.V.                                          152,381
                                                                      $       613,987
             Packaged Foods & Meats - 0.2 %
      71,017 Rainbow Chicken Ltd                                      $        68,005
             Soft Drinks - 2.0 %
      14,200 Embotelladora Andina SA (A.D.R.) *                       $       178,920
       5,500 Fomento Economico Mexicano SA de C.V.                            242,990
       8,100 Coca-Cola FEMSA, S.A. de C.V. A.D.R. *                           157,788
     140,600 Sermsuk Public Company Limited                                    74,700
                                                                      $       654,398
             Tobacco - 2.4 %
       6,200 KOREA TOBACCO                                            $       163,947
      13,700 British American Tabacco (Malaysia) Berhad                       166,757
      81,700 PT Gudang Garam Public Co. Ltd.                                  115,985
     186,500 PT Hanjaya Mandala Sampoerna Tbk                                 124,206
         400 Philip Morris CR a.s.                                            235,982
                                                                      $       806,877
             Total Food Beverage & Tobacco                            $     2,143,267
             Household & Personal Products - 1.5 %
             Household Products - 1.0 %
       6,300 LG Household & Health Care Ltd.                          $       168,500
  28,687,910 Arcelik A.S. *                                                   167,889
                                                                      $       336,389
             Personal Products - 0.5 %
       8,750 Natura Cosmeticos SA                                     $       176,898
             Total Household & Personal Products                      $       513,287
             Health Care Equipment & Services - 1.1 %
             Health Care Distribs - 1.1 %
      14,260 Teva Pharmaceutical Industries Ltd.                      $       370,047
             Total Health Care Equipment & Services                   $       370,047
             Pharmaceuticals & Biotechnology - 1.4 %
             Pharmaceuticals - 1.4 %
      17,200 Aurobindo Pharma, Ltd.                                   $       139,899
       1,275 GIDEON RICHTER SONS GDR                                          151,550
       6,000 Lupin Ltd                                                         95,435
     110,200 PT Tempo Scan Pacific                                             81,870
                                                                      $       468,754
             Total Pharmaceuticals & Biotechnology                    $       468,754
             Banks - 8.8 %
             Diversified Banks - 8.8 %
      10,300 HANA BANK                                                $       245,719
     230,950 Chinatrust Financial Holding Company Ltd.                        248,634
       1,900 KOOKMIN BANK *  (b)                                               60,305
  24,612,250 Akbank T.A.S.                                                    111,323
     407,500 PT Bank Central Asia Tbk                                          89,169
       3,222 Banco Bradesco SA                                                169,799
      33,800 Bangkok Bank Ltd. (Foreign Shares) *                              80,234
     107,600 Commerce Asset Holdings Berhad                                   127,562
  65,739,194 Turkiye Is Bankasi (Isbank)                                      240,820
      11,000 Kookmin Bank ADR *                                               350,240
      54,700 KASIKORNBANK F *                                                  61,368
   2,136,076 PT LIPPO BANK *                                                  128,178
      58,700 Malayan Banking Berhad                                           170,120
     162,700 Metropolitan Bank & Trust Co.                                     81,076
     342,300 National Finance Public Co., Ltd.                                102,512
      13,600 State Bank of India                                              138,762
      22,549 Standard Bank Group LTD                                          175,167
      59,100 Siam Commercial Bank Plc (Foreign)                                63,518
      11,400 Uniao de Bancos Brasileiros S.A. (Unibanco) -GDR 144A            276,222
                                                                      $     2,920,728
             Total Banks                                              $     2,920,728
             Diversified Financials - 4.0 %
             Other Diversified Finance Services - 4.0 %
      42,000 Citic Pacific Ltd.                                       $       107,875
     137,000 FUBON GROUP                                                      125,669
     485,344 China Development Financial                                      214,003
     457,700 BANK MANDIRI                                                      72,466
      78,300 FirstRand Limited                                                146,766
     109,000 MCL Ladn Ltd                                                      92,522
     250,900 RHB Capital Berhad *                                             136,106
      32,066 RMB Holdings Limited                                              92,622
  37,217,239 Haci Omer Sabanci Holding AS                                     133,659
      76,900 Sanlam Limited                                                   130,431
     632,700 SM Prime Holdings                                                 70,871
                                                                      $     1,322,990
             Total Diversified Financials                             $     1,322,990
             Insurance - 0.9 %
             Multi-Line Insurance - 0.5 %
       2,800 Samsung Fire & Marine Insurance                          $       161,547
             Property & Casualty Insurance - 0.4 %
       7,900 Cathay Financial Holding Co., Ltd., 144A GDR *           $       151,443
             Total Insurance                                          $       312,990
             Real Estate - 0.4 %
             Real Estate Mgmt & Development - 0.4 %
      98,200 Wheelock Properties (Singapore) Ltd.                     $       135,272
             Total Real Estate                                        $       135,272
             Software & Services - 1.1 %
             Application Software - 1.1 %
       6,332 Infosys Technologies Ltd.                                $       233,960
      14,200 Satyam Computer Services                                         116,777
                                                                      $       350,737
             Total Software & Services                                $       350,737
             Technology Hardware & Equipment - 3.2 %
             Semiconductors - 1.5 %
      50,369 Hon Hai Precision Industry *                             $       172,924
     245,605 Taiwan Semiconductor Manufacturing Co.                           311,982
                                                                      $       484,906
             Communications Equipment - 0.7 %
       5,000 China Unicom ADR *  (b)                                  $        39,000
       9,900 Matav Rt Sponsored ADR                                           202,356
                                                                      $       241,356
             Computer Hardware - 0.0 %
       8,976 Compal Electronics *                                     $         8,869
             Electronic Equipment & Instruments - 1.0 %
       4,050 LG Electronics Inc.                                      $       234,845
      32,150 Elec & Eltek International Co. Ltd.                               92,228
                                                                      $       327,073
             Total Technology Hardware & Equipment                    $     1,062,204
             Semiconductors - 3.2 %
             Semiconductors - 3.2 %
       2,330 Samsung Electronics                                      $       925,377
     259,870 United Microelectronics Corp., Ltd. *                            156,297
                                                                      $     1,081,674
             Total Semiconductors                                     $     1,081,674
             Telecommunication Services - 13.2 %
             Integrated Telecom Services - 6.6 %
       6,400 Brasil Telecom Participacoes S.A.                        $       207,360
      22,300 Compania de Telephonos de Chile SA ADR                           247,307
      16,800 KT Corp.    (b)                                                  303,576
      29,587 Mahanagar Telephone Nigam Limited *                              208,588
      11,900 SPT Telecom AS *                                                 158,763
      40,000 Telekom Malaysia                                                 117,984
      19,500 Telefonos de Mexico SA                                           629,265
      79,500 Telekomunikacja Polska SA                                        344,006
                                                                      $     2,216,849
             Wireless Telecom Services - 6.6 %
     146,000 Taiwan Cellular Corp                                     $       140,198
       9,900 Korea Telecom Freetel Co.                                        160,625
      27,200 Advanced Service Co., Ltd. (Foreign)                              65,693
      17,700 Alumax, Inc.                                                     690,831
      18,800 Bharti Televentures *                                             59,847
       1,100 Mobile Telesystems *                                             159,489
      21,637 SK Telecom Co., Ltd. *  (b)                                      420,840
      16,447 TURKCELL ILETISM HIZMET ADR *                                    184,371
       1,500 Vimpel-Communications (Sponsored A.D.R.) *                       163,200
      42,700 Venfin Limited                                                   140,857
                                                                      $     2,185,951
             Total Telecommunication Services                         $     4,402,800
             Utilities - 4.4 %
             Electric Utilities - 2.9 %
      14,600 Korea Electric Power Corp.                               $       275,893
       5,800 Cemig SA Sponsored ADR *                                         123,250
      10,060 Unified Energy System - GDR                                      294,769
   1,992,335 ENERSIS SA *                                                     287,301
                                                                      $       981,213
             Gas Utilities - 1.1 %
       5,900 Korea Gas Corporation                                    $       172,333
       5,100 Gazprom - Reg S, ADR    (b)                                      184,722
                                                                      $       357,055
             Multi-Utilities & Unregulated Power - 0.4 %
     283,600 YTL Power International Berhad *                         $       132,183
             Total Utilities                                          $     1,470,451
             Communication - 0.3 %
             Telephone - 0.3 %
      29,900 Mahanagar Telephone (Demat)                              $        92,010
             Total Communication                                      $        92,010
             Consumer Staples - 0.3 %
             Retail Stores (Food Chains) - 0.3 %
     256,700 Metro Cash and Carry Limited *                           $       101,649
             Total Consumer Staples                                   $       101,649
             Financials - 0.4 %
             Banks (Major Regional) - 0.4 %
      89,300 Hong Leong Bank Berhad *                                 $       121,038
             Total Financials                                         $       121,038
             TOTAL COMMON STOCKS
             (Cost   $23,744,865)                                     $    30,970,992
             Rights/Warrants - 0.0 %
             Commercial Services & Supplies - 0.0 %
             Diversified Commerc Services - 0.0 %
       1,580 Bidvest Group Ltd EXPIRES 12/08/06 *
             Total Commercial Services & Supplies                     $         2,295

             TOTAL INVESTMENT IN SECURITIES - 95.4%
             (Cost   $24,399,179)                                     $    31,835,189

             OTHER ASSETS AND LIABILITIES 4.6%                        $     1,523,366

             TOTAL NET ASSETS - 100.0%                                $    33,358,555

       144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933.
             Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
             $591,255 or 1.8% of net assets.

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $24,399,179 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                $  8,200,806

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                   (764,796)

             Net unrealized gain                                      $  7,436,010

        (b)  As of September 30, 2004, the following securities were out on loan:

   Shares                           Description                         Market Value
       8,605 Anglogold Ashanti Limited Spon ADR                       $       328,539
       5,765 China Unicom ADR *                                                44,794
       8,700 Compania Cervecerias Unidas S.A.                                 206,625
         155 Gazprom - Reg S, ADR                                               5,541
       2,970 KOOKMIN BANK *                                                    95,783
      15,905 KT Corp.                                                         284,700
      18,415 SK Telecom Co., Ltd. *                                           356,146
      12,805 Surgutneftegaz (Sponsored A.D.R.)                                475,706
                                                                      $     1,797,834


             Pioneer Equity Income VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)



 Principal
   Amount                                                                 Value
             Convertible Preferred Stock - 1.3 %
             Automobiles & Components - 1.3 %
             Automobile Manufacturers - 1.3 %
       2,600 GM CONB PFD SER B 5.25% DUE: 03/06/32                            62,400
      57,414 Ford Cap Trust 6.50% 01/15/32                                 2,983,231
                                                                           3,045,631
             Total Automobiles & Components                                3,045,631
             Pharmaceuticals & Biotechnology - 0.1 %
             Pharmaceuticals - 0.0 %
       4,255 Schering-Plough Corp. Cnpfd 6.0%, 9/14/07                       226,047
             Total Pharmaceuticals & Biotechnology                           226,047
             TOTAL CONVERTIBLE PREFERRED STOCK
             (Cost   $3,000,714)                                           3,271,678
             Convertible Corporate Bonds - 0.1 %
             Retailing - 0.1 %
             Apparel Retail - 0.1 %
     200,000 GAP Inc., 5.75%, 3/15/09                                        244,000
             Total Retailing                                                 244,000
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost   $200,000)                                               244,000

   Shares
             Common Stock - 95.3 %
             Energy - 12.7 %
             Integrated Oil & Gas - 12.7 %
     118,613 ConocoPhillips                                                9,827,087
     203,014 ChevronTexaco Corp.                                          10,889,671
      36,142 Occidental Petroleum Corp.                                    2,021,422
     166,321 Exxon Mobil Corp.                                             8,038,294
                                                                          30,776,474
             Total Energy                                                 30,776,474
             Materials - 5.7 %
             Commodity Chemicals - 1.7 %
      51,941 Air Products & Chemicals, Inc.                                2,824,552
      28,233 E.I. du Pont de Nemours and Co.                               1,208,372
                                                                           4,032,924
             Construction Materials - 0.7 %
      36,142 Vulcan Materials Co.                                          1,841,435
             Diversified Chemical - 0.7 %
      26,125 PPG Industries, Inc.                                          1,600,940
             Paper Products - 0.8 %
      64,436 Meadwestvaco Corp                                             2,055,508
             Specialty Chemicals - 0.7 %
      34,689 Valspar Corp.                                                 1,619,283
             Steel - 1.1 %
      25,506 Nucor Corp.                                                   2,330,483
      20,704 Roanoke Electric Steel Corp.                                    296,481
                                                                           2,626,964
             Total Materials                                              13,777,054
             Capital Goods - 8.5 %
             Aerospace & Defense - 3.0 %
      53,284 Boeing Co.                                                    2,750,520
      44,610 General Dynamics Corp.                                        4,554,681
                                                                           7,305,201
             Electrical Component & Equipment - 1.6 %
      60,925 Emerson Electric Co.                                          3,770,648
             Industrial Conglom - 2.7 %
      59,996 Johnson Controls Inc.                                         3,408,373
      33,767 United Technologies Corp.                                     3,153,162
                                                                           6,561,535
             Industrial Machinery - 1.2 %
      28,397 Gorman-Rupp Co.                                                 578,163
      95,208 The Timken Co.                                                2,344,021
                                                                           2,922,184
             Total Capital Goods                                          20,559,568
             Commercial Services & Supplies - 0.4 %
             Employment Services - 0.4 %
      72,200 Servicemaster Co. *                                             928,492
             Total Commercial Services & Supplies                            928,492
             Transportation - 0.8 %
             Railroads - 0.8 %
      52,265 Burlington Northern, Inc.                                     2,002,272
             Total Transportation                                          2,002,272
             Automobiles & Components - 5.2 %
             Automobile Manufacturers - 5.2 %
     154,894 Ford Motor Corp.                                              2,176,261
     149,912 Paccar, Inc.                                                 10,361,917
                                                                          12,538,178
             Total Automobiles & Components                               12,538,178
             Consumer Durables & Apparel - 0.3 %
             Housewares & Specialties - 0.3 %
      47,700 Tupperware Corp.                                                809,946
             Total Consumer Durables & Apparel                               809,946
             Media - 3.1 %
             Movies & Entertain - 1.7 %
     136,720 Cedar Fair, L.P.                                              4,190,468
             Publishing - 1.4 %
      41,821 McGraw-Hill Co., Inc.                                         3,332,715
             Total Media                                                   7,523,183
             Retailing - 2.4 %
             Department Stores - 1.6 %
      30,979 J.C. Penney Co., Inc.                                         1,092,939
     111,354 May Department Stores Co.                                     2,854,003
                                                                           3,946,942
             General Merchandise Stores - 0.8 %
      47,715 Sears, Roebuck and Co.                                        1,901,443
             Total Retailing                                               5,848,385
             Food Beverage & Tobacco - 5.0 %
             Packaged Foods & Meats - 4.4 %
     152,313 Campbell Soup Co.                                             4,004,309
      62,343 General Mills, Inc.                                           2,799,201
      76,105 H.J. Heinz Co., Inc.                                          2,741,302
      48,430 Sara Lee Corp.                                                1,107,110
                                                                          10,651,922
             Soft Drinks - 0.6 %
      29,533 PepsiCo, Inc.                                                 1,436,780
             Total Food Beverage & Tobacco                                12,088,702
             Household & Personal Products - 1.2 %
             Household Products - 1.2 %
      40,479 Colgate-Palmolive Co.                                         1,828,841
      20,653 Clorox Co.                                                    1,100,805
                                                                           2,929,646
             Total Household & Personal Products                           2,929,646
             Health Care Equipment & Services - 3.7 %
             Health Care Distribs - 2.8 %
      91,801 Abbott Laboratories                                           3,888,690
      52,251 Johnson & Johnson                                             2,943,299
                                                                           6,831,989
             Health Care Equipment - 0.9 %
      39,446 Becton, Dickinson & Co.                                       2,039,358
             Total Health Care Equipment & Services                        8,871,347
             Pharmaceuticals & Biotechnology - 2.8 %
             Pharmaceuticals - 2.7 %
      59,789 Eli Lilly & Co.                                               3,590,329
      76,724 Merck & Co., Inc.                                             2,531,892
      20,653 Pfizer, Inc.                                                    631,982
                                                                           6,754,203
             Total Pharmaceuticals & Biotechnology                         6,754,203
             Banks - 10.9 %
             Diversified Banks - 3.1 %
      25,400 Comerica, Inc.                                                1,507,490
      88,909 U.S. Bancorp                                                  2,569,470
      55,452 Wells Fargo  & Co.                                            3,306,603
                                                                           7,383,563
             Regional Banks - 6.0 %
      64,229 First Horizon National Corporation                            2,784,969
     100,062 National City Corp.                                           3,864,394
      82,197 SouthTrust Corp.                                              3,424,327
      65,056 SunTrust Banks, Inc.                                          4,580,593
                                                                          14,654,283
             Thrifts & Mortgage Finance - 1.8 %
     112,186 Washington Mutual, Inc.                                       4,384,229
             Total Banks                                                  26,422,075
             Diversified Financials - 3.5 %
             Asset Management & Custody Banks - 2.9 %
      46,572 Eaton Vance Corp.                                             1,881,043
     101,817 T. Rowe Price Associates, Inc.                                5,186,558
                                                                           7,067,601
             Investment Banking & Brokerage - 0.6 %
      44,506 A.G. Edwards, Inc.                                            1,540,798
             Total Diversified Financials                                  8,608,399
             Insurance - 3.2 %
             Property & Casualty Insurance - 3.2 %
      53,284 Chubb Corp.                                                   3,744,800
      89,632 Safeco Corp.                                                  4,091,701
                                                                           7,836,501
             Total Insurance                                               7,836,501
             Real Estate - 1.2 %
             Reits - 1.2 %
      53,284 Simon Property Group, Inc.                                    2,857,621
             Total Real Estate                                             2,857,621
             Software & Services - 1.1 %
             Application Software - 0.4 %
      32,011 Microsoft Corp.                                                 885,104
             Data Processing & Outsourced Services - 0.7 %
      40,616 Automatic Data Processing, Inc.                               1,678,253
             Total Software & Services                                     2,563,357
             Technology Hardware & Equipment - 1.4 %
             Computer Hardware - 1.4 %
      45,745 Diebold, Inc.                                                 2,136,292
      41,305 Hewlett-Packard Co.                                             774,469
       6,402 IBM Corp.                                                       548,907
                                                                           3,459,668
             Total Technology Hardware & Equipment                         3,459,668
             Telecommunication Services - 6.7 %
             Integrated Telecom Services - 6.7 %
      43,164 Alltel Corp.                                                  2,370,135
     122,714 BellSouth Corp.                                               3,328,004
     175,340 SBC Communications, Inc.                                      4,550,073
     110,147 AT&T Corp.                                                    1,577,305
     113,589 Verizon Communications, Inc.                                  4,473,135
                                                                          16,298,652
             Total Telecommunication Services                             16,298,652
             Utilities - 15.5 %
             Electric Utilities - 10.3 %
      61,958 Ameren Corp.                                                  2,859,362
      57,621 American Electric Power Co., Inc.                             1,841,567
     158,508 Constellation Energy Group                                    6,314,959
      58,137 Consolidated Edison, Inc.                                     2,444,079
      34,077 FPL Group, Inc.                                               2,328,141
      97,996 Great Plains Energy, Inc.                                     2,856,583
      66,088 NSTAR                                                         3,244,921
     101,920 Southern Co.                                                  3,055,562
                                                                          24,945,174
             Gas Utilities - 4.0 %
     115,344 KeySpan Energy Corp.                                          4,521,485
     113,899 Questar Corp.                                                 5,218,852
                                                                           9,740,337
             Multi-Utilities & Unregulated Power - 0.5 %
      24,783 Equitable Resources, Inc.                                     1,345,965
             Water Utilities - 0.7 %
      73,317 Aqua America Inc.                                             1,621,039
             Total Utilities                                              37,652,515
             TOTAL COMMON STOCKS
             (Cost   $185,032,297)                                       231,106,238

                                                                          Value
             Temporary Cash Investments - 3.1 %
             Repurchase Agreement - 3.1 %
   7,400,000 UBS Warburg, Inc., 1.50% dated 9/30/04, repurchase price of
             $7,400,000 plus accrued interest on 10/1/04, collateralized by $7,020,000
             U.S. Treasury Bill, 6.5%, 8/15/05
             Total Repurchase Agreement
             (Cost   $7,400,000)                                           7,400,000

             TOTAL INVESTMENT IN SECURITIES - 99.8%
             (Cost   $195,633,011)                                       242,021,916

             OTHER ASSETS AND LIABILITIES - 0.2%                             485,477

             TOTAL NET ASSETS - 100.0%                                   242,507,393

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $195,633,011 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                 50,608,867

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                 (4,219,962)

             Net unrealized gain                                       46,388,905

              Pioneer Europe VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                  Value
              Preferred Stocks - 1.1 %
              Automobiles & Components - 1.1 %
              Automobile Manufacturers - 1.1 %
         250  Porsche AG                                              $       162,893
              Total Automobiles & Components                          $       162,893
              TOTAL PREFERRED STOCKS
              (Cost   $103,374)                                       $       162,893
              Common Stock - 97.5 %
              Energy - 11.5 %
              Integrated Oil & Gas - 7.7 %
      71,494  BP Amoco Plc                                            $       685,271
      20,351  Eni SpA                                                         456,820
                                                                      $     1,142,091
              Oil & Gas Refining Marketing & Transpor - 3.8 %
       6,687  Statoil ASA *                                           $        96,337
       2,339  Total SA                                                        476,586
                                                                      $       572,923
              Total Energy                                            $     1,715,014
              Materials - 8.1 %
              Commodity Chemicals - 1.8 %
       4,549  BASF India Ltd.                                         $       268,789
              Construction Materials - 4.7 %
       6,155  CRH Plc                                                 $       147,526
       6,158  Italcementi Spa                                                  91,616
       3,383  Lafarge Br *                                                    297,042
       1,391  VINCI S.A.                                                      160,616
                                                                      $       696,800
              Diversified Metals & Mining - 1.6 %
       5,596  Rio Tinto Plc                                           $       150,916
       2,544  Sandvik AB                                                       88,025
                                                                      $       238,941
              Total Materials                                         $     1,204,530
              Capital Goods - 6.9 %
              Aerospace & Defense - 1.0 %
      37,685  Bae Systems                                             $       153,497
              Constuction & Engineering - 3.5 %
      12,320  ACS, Actividades de Construccion y Servicios, S.A.      $       225,036
       5,731  Compagnie de Saint Gobain                                       295,800
                                                                      $       520,836
              Electrical Component & Equipment - 1.3 %
       3,012  Schneider Electric SA                                   $       196,154
              Industrial Machinery - 1.1 %
       1,976  Atlas Copco AB A Shares                                 $        76,227
       2,326  AB SKF                                                           88,493
                                                                      $       164,720
              Total Capital Goods                                     $     1,035,207
              Commercial Services & Supplies - 1.5 %
              Diversified Commerc Services - 1.5 %
       9,329  TNT Post Group N.V.                                     $       228,358
              Total Commercial Services & Supplies                    $       228,358
              Automobiles & Components - 0.8 %
              Auto Parts & Equipment - 0.8 %
       2,394  Compagnie Generale des Etablissements Michelin          $       122,004
              Total Automobiles & Components                          $       122,004
              Hotels Restaurants & Leisure - 1.4 %
              Restaurants - 1.4 %
      17,111  Compass Group Plc                                       $        68,692
       8,416  GUS plc                                                         137,450
                                                                      $       206,142
              Total Hotels Restaurants & Leisure                      $       206,142
              Media - 2.6 %
              Advertising - 0.6 %
       2,942  PUBLICIS SA                                             $        85,788
              Publishing - 2.0 %
       8,243  Vivendi Universal *                                     $       211,383
       7,545  Elsevier NV                                                      97,349
                                                                      $       308,732
              Total Media                                             $       394,520
              Food & Drug Retailing - 5.3 %
              Drug Retail - 0.9 %
      11,116  Boots Company plc *                                     $       129,489
              Food Retail - 4.4 %
      13,588  Koninklijke Ahold NV *                                  $        87,024
       1,649  Nestle SA (Registered Shares)                                   379,195
      37,557  Tesco Plc                                                       194,717
                                                                      $       660,936
              Total Food & Drug Retailing                             $       790,425
              Food Beverage & Tobacco - 2.3 %
              Tobacco - 2.3 %
       2,313  Altadis SA *                                            $        78,860
      18,370  British American Tobacco Plc                                    267,796
                                                                      $       346,656
              Total Food Beverage & Tobacco                           $       346,656
              Health Care Equipment & Services - 0.7 %
              Health Care Distribs - 0.7 %
       1,622  Celesio AG                                              $       110,764
              Total Health Care Equipment & Services                  $       110,764
              Pharmaceuticals & Biotechnology - 8.1 %
              Pharmaceuticals - 8.1 %
       6,433  Astrazeneca Plc                                         $       265,390
      12,095  GlaxoSmithKline Plc                                             262,746
       2,452  Roche Holdings AG                                               254,431
       4,338  Sanofi-Aventis                                                  318,039
       1,796  Schering AG                                                     113,685
                                                                      $     1,214,291
              Total Pharmaceuticals & Biotechnology                   $     1,214,291
              Banks - 14.5 %
              Diversified Banks - 14.5 %
      10,403  Allied Irish Banks Plc                                  $       174,833
      32,459  Barclays Plc                                                    311,567
      13,477  Banco Bilbao Vizcaya Argentaria, S.A.                           186,045
       5,468  BNP Paribas SA                                                  352,981
       6,739  Credit Agricole S.A.                                            183,976
       7,955  CS Group *                                                      255,224
       4,600  Depfa Bank plc                                                   62,695
       4,223  Dexia                                                            78,584
      14,386  HSBC Holding Plc                                                230,054
      11,268  Royal Bank of Scotland Group Plc                                327,287
                                                                      $     2,163,246
              Total Banks                                             $     2,163,246
              Diversified Financials - 10.2 %
              Asset Management & Custody Banks - 0.4 %
       2,630  Man Group Plc *                                         $        56,716
              Other Diversified Finance Services - 8.7 %
       6,429  Fortis NV *                                             $       153,370
       4,551  Societe Generale                                                403,263
       6,390  ING Groep N.V.                                                  161,541
       2,257  Lagardere S.C.A.                                                139,258
       6,268  UBS AG                                                          443,185
                                                                      $     1,300,617
              Specialized Finance - 1.1 %
       3,406  Deutsche Boerse AG                                      $       172,748
              Total Diversified Financials                            $     1,530,081
              Insurance - 4.9 %
              Life & Health Insurance - 0.9 %
       5,135  Assicurazioni Generali                                  $       141,692
              Multi-Line Insurance - 3.3 %
      10,463  AXA                                                     $       211,589
       1,923  Zurich Financial Services *                                     275,525
                                                                      $       487,114
              Reinsurance - 0.7 %
       3,097  Hannover Rueckversicheru - Reg                          $       100,703
              Total Insurance                                         $       729,509
              Software & Services - 0.5 %
              IT Consulting & Other Services - 0.5 %
       1,364  Atos Origin *                                           $        75,600
              Total Software & Services                               $        75,600
              Technology Hardware & Equipment - 4.0 %
              Semiconductors - 1.1 %
       6,783  Philips Electronics NV                                  $       155,996
              Communications Equipment - 0.9 %
      10,079  Nokia Oyj                                               $       138,006
              Computer Hardware - 0.8 %
      38,933  Dixons Group Plc                                        $       120,406
              Electronic Equipment & Instruments - 1.2 %
       2,450  Siemens                                                 $       180,709
              Total Technology Hardware & Equipment                   $       595,117
              Telecommunication Services - 11.2 %
              Alternate Carriers - 1.5 %
       8,689  FRANCE TELECOM                                          $       216,056
              Integrated Telecom Services - 5.1 %
       7,122  Belgacom SA *                                           $       255,637
      12,569  Telefonica SA                                                   188,304
      25,747  Telecom Italia Mobile SPA                                       139,136
      59,202  Telecom Italia S.p.A.                                           183,910
                                                                      $       766,987
              Wireless Telecom Services - 4.6 %
     288,719  Vodafone Group Plc                                      $       694,306
              Total Telecommunication Services                        $     1,677,349
              Utilities - 2.9 %
              Electric Utilities - 2.9 %
       4,077  E.On AG                                                 $       301,383
      15,410  National Grid Transco Plc                                       131,080
                                                                      $       432,463
              Total Utilities                                         $       432,463
              TOTAL COMMON STOCKS
              (Cost   $15,873,748)                                    $    14,571,276

              TOTAL INVESTMENT IN SECURITIES - 98.6%
              (Cost   $15,977,122)                                    $    14,734,169

              OTHER ASSETS AND LIABILITIES - 1.4%                     $       211,936

              TOTAL NET ASSETS - 100.0%                               $    14,946,105

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $15,977,122 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost               $  1,297,351

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                 (2,540,304)

              Net unrealized loss                                     $ (1,242,953)

             Pioneer Fund VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                   Value
             Common Stock - 95.2 %
             Energy - 8.0 %
             Integrated Oil & Gas - 6.6 %
      17,179 BP Amoco Plc - ADR                                        $       988,308
      25,523 ConocoPhillips                                                  2,114,581
     119,572 ChevronTexaco Corp.                                             6,413,842
      38,184 Occidental Petroleum Corp.                                      2,135,631
     123,120 Exxon Mobil Corp.                                               5,950,390
                                                                       $    17,602,752
             Oil & Gas Drilling - 0.2 %
       8,596 Schlumberger Ltd.                                         $       578,597
             Oil & Gas Explration & Production - 1.2 %
      19,582 Apache Corporation                                        $       981,254
      59,855 Pioneer Natural Resources Co.                                   2,063,800
                                                                       $     3,045,054
             Total Energy                                              $    21,226,403
             Materials - 6.9 %
             Aluminum - 0.8 %
      60,540 Alcoa, Inc.                                               $     2,033,539
             Commodity Chemicals - 1.1 %
      23,857 Air Products & Chemicals, Inc.                            $     1,297,344
      39,921 E.I. du Pont de Nemours and Co.                                 1,708,619
                                                                       $     3,005,963
             Diversified Chemical - 0.4 %
      19,062 PPG Industries, Inc.                                      $     1,168,119
             Diversified Metals & Mining - 3.5 %
      21,470 BHP Billiton Ltd Spons-ADR                                $       445,503
      29,563 Inco Ltd. *                                                     1,154,435
      33,984 Phelps Dodge Corp.                                              3,127,548
     169,395 Rio Tinto Plc                                                   4,560,939
                                                                       $     9,288,425
             Paper Products - 0.5 %
      44,590 Meadwestvaco Corp                                         $     1,422,421
             Precious Metals & Minerals - 0.2 %
       8,670 Newmont Mining Corp.                                      $       394,745
             Specialty Chemicals - 0.4 %
      33,184 Ecolab Inc.                                               $     1,043,305
             Total Materials                                           $    18,356,517
             Capital Goods - 7.6 %
             Aerospace & Defense - 1.6 %
      40,161 General Dynamics Corp.                                    $     4,100,438
             Electrical Component & Equipment - 0.8 %
      19,062 Emerson Electric Co.                                      $     1,179,747
      27,490 General Electric Co.                                              923,114
                                                                       $     2,102,861
             Industrial Conglom - 2.9 %
      21,340 Illinois Tool Works, Inc.                                 $     1,988,248
      46,994 Johnson Controls Inc.                                           2,669,729
      32,369 United Technologies Corp.                                       3,022,617
                                                                       $     7,680,594
             Industrial Machinery - 2.3 %
      34,766 Caterpillar, Inc.                                         $     2,796,925
      51,909 Deere & Co.                                                     3,350,726
                                                                       $     6,147,651
             Total Capital Goods                                       $    20,031,544
             Commercial Services & Supplies - 0.9 %
             Office Services & Supplies - 0.9 %
      48,672 Canon, Inc. - ADR                                         $     2,295,372
             Total Commercial Services & Supplies                      $     2,295,372
             Transportation - 3.5 %
             Airlines - 0.7 %
     142,303 Southwest Airlines Co.                                    $     1,938,167
             Railroads - 2.3 %
      41,600 Burlington Northern, Inc.                                 $     1,593,696
     151,051 Norfolk Southern Corp.                                          4,492,257
                                                                       $     6,085,953
             Trucking - 0.5 %
      17,504 United Parcel Service                                     $     1,328,904
             Total Transportation                                      $     9,353,024
             Automobiles & Components - 2.4 %
             Automobile Manufacturers - 2.4 %
     215,694 Ford Motor Corp.                                          $     3,030,501
      48,102 Paccar, Inc.                                                    3,324,810
                                                                       $     6,355,311
             Total Automobiles & Components                            $     6,355,311
             Consumer Durables & Apparel - 0.4 %
             Apparel, Accessories & Luxury Goods - 0.4 %
      57,184 Gap Inc.                                                  $     1,069,341
             Total Consumer Durables & Apparel                         $     1,069,341
             Media - 6.3 %
             Advertising - 1.0 %
      36,685 Omnicom Group                                             $     2,680,206
             Movies & Entertain - 0.4 %
      43,958 The Walt Disney Co.                                       $       991,253
             Publishing - 4.9 %
      47,884 Elsevier NV                                               $       617,667
      41,719 Gannett Co.                                                     3,494,383
     117,149 John Wiley & Sons, Inc.                                         3,742,911
      65,457 McGraw-Hill Co., Inc.                                           5,216,268
                                                                       $    13,071,229
             Total Media                                               $    16,742,688
             Retailing - 4.5 %
             Apparel Retail - 0.3 %
      20,616 Liz Claiborne, Inc.                                       $       777,636
             Department Stores - 0.7 %
      75,186 May Department Stores Co.                                 $     1,927,017
             General Merchandise Stores - 2.2 %
      30,091 Family Dollar Stores, Inc.                                $       815,466
     112,930 Target Corp.                                                    5,110,083
                                                                       $     5,925,549
             Home Improvement Retail - 0.9 %
      40,879 Lowe's Companies, Inc.                                    $     2,221,774
             Specialty Stores - 0.4 %
      26,041 Barnes & Noble, Inc. *                                    $       963,517
             Total Retailing                                           $    11,815,493
             Food & Drug Retailing - 2.7 %
             Drug Retail - 1.6 %
     116,406 Walgreen Co.                                              $     4,170,827
             Food Distributors - 1.1 %
      21,049 Cardinal Health, Inc.                                     $       921,315
      70,492 Sysco Corp.                                                     2,109,121
                                                                       $     3,030,436
             Total Food & Drug Retailing                               $     7,201,263
             Food Beverage & Tobacco - 4.6 %
             Packaged Foods & Meats - 3.6 %
      72,529 Campbell Soup Co.                                         $     1,906,787
      37,884 General Mills, Inc.                                             1,700,992
      61,379 H.J. Heinz Co., Inc.                                            2,210,872
      46,516 Hershey Foods Corp.                                             2,172,762
      63,613 Sara Lee Corp.                                                  1,454,193
                                                                       $     9,445,606
             Soft Drinks - 1.0 %
      54,787 PepsiCo, Inc.                                             $     2,665,388
             Total Food Beverage & Tobacco                             $    12,110,994
             Household & Personal Products - 3.0 %
             Household Products - 3.0 %
      55,267 Colgate-Palmolive Co.                                     $     2,496,963
      12,804 Clorox Co.                                                        682,453
      19,617 Estee Lauder Co.                                                  819,991
      73,129 Procter & Gamble Co.                                            3,957,741
                                                                       $     7,957,148
             Total Household & Personal Products                       $     7,957,148
             Health Care Equipment & Services - 4.9 %
             Health Care Distribs - 2.4 %
      49,511 Abbott Laboratories                                       $     2,097,286
      78,044 Johnson & Johnson                                               4,396,219
                                                                       $     6,493,505
             Health Care Equipment - 1.9 %
      60,541 Becton, Dickinson & Co.                                   $     3,129,970
      27,497 Guidant Corp.                                                   1,815,902
                                                                       $     4,945,872
             Managed Health Care - 0.6 %
      20,687 United Healthcare Group, Inc.                             $     1,525,459
             Total Health Care Equipment & Services                    $    12,964,836
             Pharmaceuticals & Biotechnology - 6.0 %
             Pharmaceuticals - 6.0 %
      47,156 Barr Laboratorie, Inc. *                                  $     1,953,673
      36,924 Eli Lilly & Co.                                                 2,217,286
      57,184 Merck & Co., Inc.                                               1,887,072
      89,330 Mylan Laboratories, Inc.                                        1,607,940
      47,234 Novartis AG (Sponsored A.D.R.)                                  2,204,411
      47,536 Pfizer, Inc.                                                    1,454,602
      15,704 Roche Holdings AG - Spon ADR                                    1,626,836
     150,457 Schering-Plough Corp.                                           2,867,710
                                                                       $    15,819,530
             Total Pharmaceuticals & Biotechnology                     $    15,819,530
             Banks - 7.3 %
             Diversified Banks - 1.8 %
      88,414 U.S. Bancorp                                              $     2,555,165
      36,663 Wells Fargo  & Co.                                              2,186,215
                                                                       $     4,741,380
             Regional Banks - 4.6 %
      29,252 First Horizon National Corporation                        $     1,268,367
     117,725 National City Corp.                                             4,546,540
      39,586 SouthTrust Corp.                                                1,649,153
      48,853 SunTrust Banks, Inc.                                            3,439,740
      20,020 Zions Bancorporation                                            1,222,021
                                                                       $    12,125,821
             Thrifts & Mortgage Finance - 0.9 %
      66,089 Washington Mutual, Inc.                                   $     2,582,758
             Total Banks                                               $    19,449,959
             Diversified Financials - 5.4 %
             Asset Management & Custody Banks - 3.7 %
      53,743 The Bank of New York Co., Inc.                            $     1,567,683
      38,244 Federated Investors Inc.                                        1,087,659
      64,376 State Street Corp.                                              2,749,499
      84,398 T. Rowe Price Associates, Inc.                                  4,299,234
                                                                       $     9,704,075
             Consumer Finance - 0.8 %
      39,441 American Express Co.                                      $     2,029,634
             Investment Banking & Brokerage - 0.9 %
      51,190 Merrill Lynch & Co., Inc.                                 $     2,545,167
             Total Diversified Financials                              $    14,278,876
             Insurance - 2.7 %
             Multi-Line Insurance - 1.0 %
      38,483 American International Group, Inc.                        $     2,616,459
             Property & Casualty Insurance - 1.7 %
      47,593 Chubb Corp.                                               $     3,344,836
      27,439 Safeco Corp.                                                    1,252,590
                                                                       $     4,597,426
             Total Insurance                                           $     7,213,885
             Software & Services - 4.8 %
             Application Software - 2.5 %
      37,043 Adobe Systems, Inc.                                       $     1,832,517
     123,479 Microsoft Corp.                                                 3,414,194
      26,855 Symantec Corp. *                                                1,473,802
                                                                       $     6,720,513
             Data Processing & Outsourced Services - 2.3 %
      40,641 Automatic Data Processing, Inc.                           $     1,679,286
      33,351 Computer Sciences Corp. *                                       1,570,832
      22,539 DST Systems, Inc. *                                             1,002,309
      26,315 Fiserv, Inc. *                                                    917,341
      33,220 SunGard Data Systems, Inc. *                                      789,639
                                                                       $     5,959,407
             Total Software & Services                                 $    12,679,920
             Technology Hardware & Equipment - 5.3 %
             Communications Equipment - 2.0 %
     188,842 Motorola, Inc.                                            $     3,406,710
     151,191 Nokia Corp ADR                                                  2,074,341
                                                                       $     5,481,051
             Computer Hardware - 3.3 %
      17,963 Apple Computer, Inc. *                                    $       696,066
      23,618 Diebold, Inc.                                                   1,102,961
      62,939 Dell, Inc. *                                                    2,240,628
      75,082 Hewlett-Packard Co.                                             1,407,788
      25,427 IBM Corp.                                                       2,180,111
     260,805 Sun Microsystems, Inc. *                                        1,053,652
                                                                       $     8,681,206
             Total Technology Hardware & Equipment                     $    14,162,257
             Semiconductors - 2.7 %
             Semiconductor Equip - 0.8 %
     124,679 Applied Materials, Inc. *                                 $     2,055,957
             Semiconductors - 1.9 %
     130,673 Intel Corp.                                               $     2,621,300
     122,218 Texas Instruments, Inc.                                         2,600,799
                                                                       $     5,222,099
             Total Semiconductors                                      $     7,278,056
             Telecommunication Services - 3.4 %
             Integrated Telecom Services - 3.4 %
      19,421 Alltel Corp.                                              $     1,066,407
     120,603 BellSouth Corp.                                                 3,270,753
     182,582 SBC Communications, Inc.                                        4,738,003
                                                                       $     9,075,163
             Total Telecommunication Services                          $     9,075,163
             Utilities - 1.8 %
             Electric Utilities - 1.4 %
      27,813 American Electric Power Co., Inc.                         $       888,903
      30,210 Consolidated Edison, Inc.                                       1,270,028
      48,296 Southern Co.                                                    1,447,914
                                                                       $     3,606,845
             Gas Utilities - 0.3 %
      23,257 KeySpan Energy Corp.                                      $       911,674
             Water Utilities - 0.1 %
      15,434 Aqua America Inc.                                         $       341,246
             Total Utilities                                           $     4,859,765
             TOTAL COMMON STOCKS
             (Cost   $231,544,345)                                     $   252,297,345

                                                                            Value
             Temporary Cash Investments - 4.6 %
             Repurchase Agreement - 4.6 %
   9,900,000 Greenwich Capital, 1.68%, dated 9/30/04, repurchase price of
             $9,900,000 plus accrued interest on 10/1/04, collateralized by $9,953,267
             U.S. Treasury Bill, 1.625%, 3/31/05                       $     9,900,000

   2,400,000 UBS Warburg, Inc,, 1.50%, dated 9/30/04, repurchase price of
             $9,900,000 plus accrued interest on 10/1/04, collateralized by $2,413,733
             U.S. Treasury Bill, 1.625%, 3/31/05                             2,400,000
             Total Repurchase Agreement
             (Cost   $12,300,000)                                      $    12,300,000

             TOTAL INVESTMENT IN SECURITIES - 99.8%
             (Cost   $243,844,345)                                     $   264,597,345

             OTHER ASSETS AND LIABILITIES - 0.2%                       $       430,579

             TOTAL NET ASSETS - 100.0%                                 $   265,027,924

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $243,844,345 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                 $ 33,835,282

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                   (13,082,282)

             Net unrealized gain                                       $ 20,753,000

              Pioneer Growth Shares VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                   Value
              Common Stock - 99.7 %
              Energy - 1.4 %
              Integrated Oil & Gas - 1.4 %
       3,400  ConocoPhillips                                           $      281,690
       4,300  Occidental Petroleum Corp.                                      240,499
                                                                       $      522,189
              Total Energy                                             $      522,189
              Materials - 4.0 %
              Diversified Metals & Mining - 4.0 %
      18,100  Freeport-McMoRan Copper & Gold, Inc. Class B             $      733,050
       7,800  Phelps Dodge Corp.                                              717,834
                                                                       $    1,450,884
              Total Materials                                          $    1,450,884
              Capital Goods - 4.5 %
              Aerospace & Defense - 0.8 %
       4,400  L-3 Communications Holdings, Inc.                        $      294,800
              Industrial Conglom - 3.7 %
       7,700  American Standard Companies, Inc. *                      $      299,607
      18,900  Tyco International Ltd.                                         579,474
       4,800  United Technologies Corp.                                       448,224
                                                                       $    1,327,305
              Total Capital Goods                                      $    1,622,105
              Commercial Services & Supplies - 1.5 %
              Employment Services - 1.5 %
      39,200  Corinthian Colleges, Inc. *                              $      528,416
              Total Commercial Services & Supplies                     $      528,416
              Consumer Durables & Apparel - 0.7 %
              Apparel, Accessories & Luxury Goods - 0.7 %
      11,800  TJX Companies, Inc.                                      $      260,072
              Total Consumer Durables & Apparel                        $      260,072
              Hotels Restaurants & Leisure - 2.8 %
              Casinos & Gaming - 0.7 %
       6,900  International Game Technology                            $      248,055
              Hotels, Resorts & Cruise Lines - 0.6 %
       4,900  Carnival Corp.                                           $      231,721
              Restaurants - 1.5 %
      13,000  Tricon Global Restaurants, Inc                           $      528,580
              Total Hotels Restaurants & Leisure                       $    1,008,356
              Media - 5.5 %
              Advertising - 1.1 %
       5,700  Omnicom Group                                            $      416,442
              Broadcasting & Cable Tv - 1.4 %
      57,200  Liberty Media Corp A *                                   $      498,784
              Movies & Entertain - 3.0 %
      19,700  The Walt Disney Co.                                      $      444,235
      19,200  Viacom, Inc. (Class B)                                          644,352
                                                                       $    1,088,587
              Total Media                                              $    2,003,813
              Retailing - 8.7 %
              Apparel Retail - 1.4 %
       5,500  Liz Claiborne, Inc.                                      $      207,460
       3,900  Nike, Inc.                                                      307,320
                                                                       $      514,780
              Computer & Electronics Retail - 0.7 %
       4,700  Best Buy Co., Inc.                                       $      254,928
              General Merchandise Stores - 4.1 %
      12,400  Family Dollar Stores, Inc.                               $      336,040
      25,700  Target Corp.                                                  1,162,925
                                                                       $    1,498,965
              Home Improvement Retail - 2.5 %
      11,400  Home Depot, Inc.                                         $      446,880
       8,400  Lowe's Companies, Inc.                                          456,540
                                                                       $      903,420
              Total Retailing                                          $    3,172,093
              Food & Drug Retailing - 1.4 %
              Food Distributors - 1.4 %
      11,600  Cardinal Health, Inc.                                    $      507,732
              Total Food & Drug Retailing                              $      507,732
              Food Beverage & Tobacco - 5.3 %
              Soft Drinks - 3.2 %
      23,800  PepsiCo, Inc.                                            $    1,157,870
              Tobacco - 2.1 %
      16,500  Altria Group, Inc.                                       $      776,160
              Total Food Beverage & Tobacco                            $    1,934,030
              Household & Personal Products - 1.2 %
              Household Products - 1.2 %
       9,600  Colgate-Palmolive Co.                                    $      433,728
              Total Household & Personal Products                      $      433,728
              Health Care Equipment & Services - 8.4 %
              Health Care Distribs - 5.1 %
      31,800  Bristol-Myers Squibb Co.                                 $      752,706
      12,906  Teva Pharmaceutical Industries Ltd.                             334,911
      20,400  Wyeth                                                           762,960
                                                                       $    1,850,577
              Health Care Equipment - 2.5 %
      13,500  Guidant Corp.                                            $      891,540
              Managed Health Care - 0.8 %
       2,800  Wellpoint Health Networks Inc. *                         $      294,252
              Total Health Care Equipment & Services                   $    3,036,369
              Pharmaceuticals & Biotechnology - 8.7 %
              Biotechnology - 3.0 %
      15,258  Amgen, Inc. *                                            $      864,823
      21,615  Cubist Pharmaceuticals Inc. *                                   213,556
                                                                       $    1,078,379
              Pharmaceuticals - 5.7 %
      10,200  American Pharmaceuticals Partners, Inc. *  (b)           $      281,214
      19,400  Merck & Co., Inc.                                               640,200
       5,800  Sepracor, Inc. *                                                282,924
      14,400  Schering-Plough Corp.                                           274,464
      16,800  Sanofi-Synthelabo SA-ADR *                                      615,048
                                                                       $    2,093,850
              Total Pharmaceuticals & Biotechnology                    $    3,172,229
              Banks - 2.5 %
              Diversified Banks - 1.2 %
      10,000  Bank of America Corp.                                    $      433,300
              Thrifts & Mortgage Finance - 1.3 %
       7,500  Freddie Mac                                              $      489,300
              Total Banks                                              $      922,600
              Diversified Financials - 6.5 %
              Asset Management & Custody Banks - 0.9 %
       6,000  Legg Mason Inc.                                          $      319,620
              Consumer Finance - 2.7 %
      24,500  MBNA Corp.                                               $      617,400
      23,000  Providian Financial Corp. *                                     357,420
                                                                       $      974,820
              Investment Banking & Brokerage - 0.7 %
       2,800  Goldman Sachs Group, Inc.                                $      261,072
              Other Diversified Finance Services - 2.2 %
      18,200  Citigroup, Inc.                                          $      802,984
              Total Diversified Financials                             $    2,358,496
              Insurance - 1.4 %
              Multi-Line Insurance - 0.7 %
       3,600  American International Group, Inc.                       $      244,764
              Property & Casualty Insurance - 0.7 %
       6,300  ACE Ltd                                                  $      252,378
              Total Insurance                                          $      497,142
              Software & Services - 12.5 %
              Application Software - 8.8 %
      74,000  Microsoft Corp.                                          $    2,046,100
      21,200  Macrovision Corporation *                                       510,496
      11,600  Peoplesoft Inc *                                                230,260
      23,500  Veritas Software Corp. *                                        418,300
                                                                       $    3,205,156
              Data Processing & Outsourced Services - 1.4 %
      11,700  First Data Corp.                                         $      508,950
              Home Entertainment Software - 1.2 %
      13,000  Take-Two Interactive Software, Inc. *                    $      427,050
              IT Consulting & Other Services - 1.1 %
      14,300  Accenture Ltd Cl A *                                     $      386,815
              Total Software & Services                                $    4,527,971
              Technology Hardware & Equipment - 12.7 %
              Networking Equipment - 0.7 %
      34,600  BEA Systems, Inc. *                                      $      239,086
              Computer Hardware - 5.5 %
       3,700  Diebold, Inc.                                            $      172,790
      21,000  Dell, Inc. *                                                    747,600
      57,600  Hewlett-Packard Co.                                           1,080,000
                                                                       $    2,000,390
              Computer Storage & Peripherals - 3.9 %
      48,900  Sandisk Corp. *                                          $    1,423,968
              Electronic Equipment & Instruments - 2.6 %
       4,800  Samsung Electronics Regs *                               $      953,711
              Total Technology Hardware & Equipment                    $    4,617,155
              Semiconductors - 4.8 %
              Semiconductors - 4.8 %
      65,900  Intel Corp.                                              $    1,321,954
      61,300  Taiwan Semiconductor Manufacturing Co. ADR                      437,682
                                                                       $    1,759,636
              Total Semiconductors                                     $    1,759,636
              Telecommunication Services - 5.1 %
              Integrated Telecom Services - 1.0 %
      14,800  France Telecom SA ADR *                                  $      370,000
              Wireless Telecom Services - 4.1 %
      19,800  Nextel Communications, Inc. *                            $      472,032
      42,100  Vodafone Group Plc ADR                                        1,015,031
                                                                       $    1,487,063
              Total Telecommunication Services                         $    1,857,063
              TOTAL INVESTMENT IN SECURITIES - 99.7%
              (Cost   $36,609,400)                                     $   36,192,079

              OTHER ASSETS AND LIABILITIES - 0.3%                      $      124,439

              TOTAL NET ASSETS - 100.0%                                $   36,316,518


        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $36,609,400 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                $  123,103

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                   (540,424)

              Net unrealized loss                                      $  (417,321)

        (b)   As of September 30, 2004, the following securities were out on loan:

   Shares                            Description                        Market Value
       9,690  American Pharmaceuticals Partners, Inc. *                $      268,122
              Total                                                    $      268,122

              Pioneer High Yield VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)

 Principal
   Amount                                                                   Value
              Convertible Preferred Stock - 2.9 %
              Materials - 2.9 %
              Construction Materials - 0.0 %
       1,750  TXI Capital Trust I, 5.5%, 6/30/28                       $       84,105
              Diversified Metals & Mining - 2.8 %
       3,000  Freeport-Mc Corp., 5.5% (144A)                           $    3,052,500
              Total Materials                                          $    3,136,605
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost   $3,077,338)                                      $    3,136,605
              Convertible Corporate Bonds - 33.5 %
              Materials - 5.4 %
              Commodity Chemicals - 0.3 %
     200,000  Millenium Chemicals Inc., 4.0%, 11/15/23 (144A)          $      358,750
              Diversified Metals & Mining - 1.5 %
     500,000  Massey Energy Co., 4.75% 5/15/23                         $      874,375
     500,000  Freeport McMoran Copper & Gold, Inc., 7.0%, 2/11/11             788,125
                                                                       $    1,662,500
              Gold - 1.1 %
   1,000,000  Coeur D'Alene Mines Corp 1.25%, 1/15/24                  $      918,750
     250,000  Placer Dome Inc. 2.75%, 10/15/2023                              309,063
                                                                       $    1,227,813
              Specialty Chemicals - 0.5 %
   1,000,000  RPM International Inc., 1.389%, 5/13/33                  $      537,500
              Steel - 1.9 %
   2,000,000  Graftech International, 1.625%, 1/15/24 (144A)    (b)    $    2,157,500
              Total Materials                                          $    5,944,063
              Capital Goods - 4.6 %
              Aerospace & Defense - 1.9 %
     400,000  EDO Corp., 5.25%, 4/15/07                                $      425,000
   1,725,000  Alliant Tech Sys., 2.75%, 2/15/24 (144A)                      1,763,813
                                                                       $    2,188,813
              Constuction & Engineering - 1.2 %
     875,000  Quanta Services Inc., 4.0%, 7/1/07                       $      824,688
     500,000  Quanta Services, 4.5%, 10/1/23                                  496,875
                                                                       $    1,321,563
              Electrical Component & Equipment - 1.1 %
   2,595,000  Roper Industries Inc., 1.4813%, 1/15/34                  $    1,193,700
              Industrial Machinery - 0.3 %
     300,000  Kaydon Corp 4.00%, 05/23/23                              $      348,375
              Total Capital Goods                                      $    5,052,451
              Media - 2.0 %
              Advertising - 2.0 %
   1,800,000  Interpublic Group Cos., 4.5%, 3/15/23                    $    2,139,750
              Total Media                                              $    2,139,750
              Retailing - 0.4 %
              Specialty Stores - 0.4 %
     500,000  Sonic Automotive Inc., 5.25%, 5/7/09                     $      488,125
              Total Retailing                                          $      488,125
              Health Care Equipment & Services - 1.5 %
              Health Care Equipment - 0.7 %
     600,000  Wilson Greatbatch Tech., 2.25%, 6/15/13                  $      502,500
     375,000  Epix Medical, 3.0%, 6/15/24 (144A)                              358,125
                                                                       $      860,625
              Health Care Facilities - 0.7 %
     775,000  Community Health Systems, 4.25%, 10/15/08                $      799,219
              Total Health Care Equipment & Services                   $    1,659,844
              Pharmaceuticals & Biotechnology - 5.9 %
              Biotechnology - 1.7 %
     800,000  Human Genome Sciences, 3.75%, 3/15/07                    $      776,000
     850,000  CV Therapeutics, 4.75%, 3/7/07                                  848,938
     300,000  Cubist Pharmaceuticals, 5.5%, 11/1/08                           274,500
                                                                       $    1,899,438
              Pharmaceuticals - 4.1 %
     400,000  Vertex Pharmaceuticals Inc., 5.75%, 2/15/11 (144A)       $      420,500
   1,500,000  Ivax Corp., 4.5%, 5/15/08                                     1,485,000
   2,500,000  Valeant Pharmaceuticals, 3.0%, 8/16/10 (144A)                 2,628,125
                                                                       $    4,533,625
              Total Pharmaceuticals & Biotechnology                    $    6,433,063
              Real Estate - 0.8 %
              Real Estate Mgmt & Development - 0.8 %
     510,000  LNR Property Corp., 5.5%, 3/1/23 (144A)                  $      714,638
     145,000  LNR Property Corp., 5.5%, 3/1/23                                203,181
                                                                       $      917,819
              Total Real Estate                                        $      917,819
              Software & Services - 0.9 %
              Application Software - 0.7 %
     200,000  Mentor Graphics, 6.875%, 6/15/07                         $      206,500
     500,000  Serena Software, 1.5%, 12/15/23                                 519,375
                                                                       $      725,875
              It Conslting & Other Services - 0.2 %
     400,000  Safeguard Scientifics, 2.625%, 3/15/24 (144A)            $      281,000
              Total Software & Services                                $    1,006,875
              Technology Hardware & Equipment - 4.8 %
              Communications Equipment - 2.1 %
   1,500,000  Adaptec Inc., 0.75%, 12/22/23                            $    1,445,625
     700,000  Corning Inc., 3.5%, 11/1/08                                     822,500
                                                                       $    2,268,125
              Computer Storage & Peripherals - 0.6 %
     700,000  Maxtor Corp., 6.8%, 4/30/10                              $      706,125
              Electronic Equipment & Instruments - 0.4 %
     300,000  Flir Systems Inc., 3.0%, 6/1/23                          $      461,625
              Electronic Manufact Services - 1.3 %
   1,500,000  SCI Systems Inc., 3.0%, 3/15/07                          $    1,410,000
              Technology Distribs - 0.3 %
     400,000  Bell Microproducts Inc., 3.75%, 3/5/2024                 $      386,000
              Total Technology Hardware & Equipment                    $    5,231,875
              Semiconductors - 7.1 %
              Semiconductor Equip - 4.3 %
     700,000  Advanced Energy Industries, Inc., 5.25%, 11/15/06        $      686,000
   2,700,000  FEI Company, 5.5%, 8/15/08                                    2,727,000
     500,000  Cymer Inc., 3.5%, 2/15/09                                       494,375
     700,000  Brooks Automation Inc., 4.75%, 6/1/08                           670,250
     200,000  Axcelis Technologies, 4.25%, 1/15/07                            194,250
                                                                       $    4,771,875
              Semiconductors - 2.8 %
   1,825,000  Conexant Systems Inc., 4.0%, 2/1/07    (b)               $    1,615,125
     500,000  LSI Logic Corp. 4.00%, 05/15/10                                 446,875
   1,000,000  Triquint Semiconductor, 4.0%, 3/1/07                            962,500
                                                                       $    3,024,500
              Total Semiconductors                                     $    7,796,375
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost   $35,468,018)                                     $   36,670,240
              Corporate Bonds - 58.8 %
              Energy - 3.7 %
              Oil & Gas Equipment And Services - 0.2 %
     200,000  Grant Prideco Escrow, 9.0%, 12/15/09                     $      223,500
              Oil & Gas Refining Marketing & Transpor - 3.5 %
   1,255,000  Tesoro Petroleum Corp., 9.625%, 11/1/08                  $    1,380,500
   1,900,000  Tesoro Petroleum Corp., 9.625%, 4/1/12                        2,199,250
     300,000  Frontier Oil Corp 144A 6.625%, 10/1/11                          303,750
                                                                       $    3,883,500
              Total Energy                                             $    4,107,000
              Materials - 13.7 %
              Commodity Chemicals - 4.2 %
   1,100,000  Arco Chemical Co., 9.8%, 2/1/20                          $    1,146,750
   2,500,000  Nova Chemicals Corp., 7.875%, 9/15/25                         2,443,750
   1,000,000  Nova Chemicals Corp., 7.4%, 4/1/09                            1,082,500
                                                                       $    4,673,000
              Diversified Metals & Mining - 1.2 %
   1,375,000  Freeport-McMoran Copper & Gold, 6.875%, 2/1/09           $    1,326,875
              Metal & Glass Containers - 2.2 %
   1,000,000  Crown Holdings, 9.5%, 3/1/11                             $    1,115,000
   1,500,000  Crown Cork and Seal Co. Inc. 7.375%, 12/15/26                 1,335,000
                                                                       $    2,450,000
              Paper Products - 4.0 %
     685,000  Bowater Canada Finance, 7.95%, 11/15/11                  $      723,278
   3,800,000  Bowater Inc., 6.5%, 6/15/13                                   3,687,136
                                                                       $    4,410,414
              Specialty Chemicals - 2.0 %
   1,200,000  Millenium America Inc., 7.625%, 11/15/26                 $    1,104,000
   1,000,000  Millennium America Inc., 9.25%, 6/15/08                       1,102,500
                                                                       $    2,206,500
              Total Materials                                          $   15,066,789
              Capital Goods - 6.6 %
              Aerospace & Defense - 4.7 %
   1,000,000  L-3 Communications Corp., 6.125%, 1/15/14                $    1,000,000
   2,500,000  DRS Technologies Inc., 6.875%, 11/1/13                        2,600,000
   1,525,000  Esterline Technology, 7.75%, 6/15/13                          1,631,750
                                                                       $    5,231,750
              Industrial Machinery - 1.8 %
     800,000  Manitowoc Co. Inc., 7.125%, 11/1/13                      $      846,000
     300,000  SPX Corp., 7.5%, 1/1/13                                         304,875
     800,000  JLG Industries Inc., 8.375%, 6/15/12                            836,000
                                                                       $    1,986,875
              Total Capital Goods                                      $    7,218,625
              Transportation - 0.5 %
              Air Freight & Couriers - 0.5 %
     500,000  Petroleum Helicopters, 9.375%, 5/1/09                    $      537,500
              Total Transportation                                     $      537,500
              Automobiles & Components - 0.4 %
              Auto Parts & Equipment - 0.1 %
     400,000  Intermet Corp., 9.75%, 6/15/09                           $      154,000
              Tires & Rubber - 0.3 %
     300,000  GOODYEAR TIRE & RBR 7.857% 8/15/2011    (b)              $      282,750
              Total Automobiles & Components                           $      436,750
              Consumer Durables & Apparel - 0.2 %
              Homebuilding - 0.2 %
     180,000  Beazer Homes USA, 8.375%, 4/15/12                        $      198,900
              Total Consumer Durables & Apparel                        $      198,900
              Media - 2.0 %
              Advertising - 2.0 %
   2,000,000  Interpublic Group Inc., 7.25%, 8/15/11                   $    2,185,074
              Total Media                                              $    2,185,074
              Retailing - 0.9 %
              Department Stores - 0.9 %
   1,000,000  J.C. Penney Co. Inc., 7.625%, 3/1/97                     $    1,035,000
              Total Retailing                                          $    1,035,000
              Health Care Equipment & Services - 2.0 %
              Health Care Facilities - 0.5 %
     500,000  HCA Inc., 6.25%, 2/15/13                                 $      515,365
              Health Care Supplies - 1.5 %
   1,700,000  Inverness Medical Innovation, 8.75%, 2/15/12             $    1,708,500
              Total Health Care Equipment & Services                   $    2,223,865
              Pharmaceuticals & Biotechnology - 1.8 %
              Pharmaceuticals - 1.8 %
   2,000,000  Valeant Pharmaceuticals 7.0%, 12/15/2011                 $    2,025,000
              Total Pharmaceuticals & Biotechnology                    $    2,025,000
              Real Estate - 11.3 %
              Real Estate Mgmt & Development - 5.7 %
   1,100,000  LNR Property Corp., 7.625%, 7/15/13                      $    1,204,500
   2,115,000  LNR Property Co., 7.25%, 10/15/13                             2,305,350
   2,635,000  Forest City Enterprises, 7.625%, 6/1/15                       2,766,750
                                                                       $    6,276,600
              Reits - 5.6 %
     500,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14       $      510,000
   2,300,000  Crescent Real Estate, 9.25%, 4/15/09                          2,478,250
   3,000,000  Meristar Hospitality Corp., 9.125%, 1/15/11                   3,142,500
                                                                       $    6,130,750
              Total Real Estate                                        $   12,407,350
              Technology Hardware & Equipment - 6.1 %
              Communications Equipment - 0.6 %
     700,000  Corning Inc., 6.2%, 3/15/16                              $      687,673
              Electronic Equipment & Instruments - 1.9 %
   1,835,000  General Cable Corp, 9.5%, 11/15/10                       $    2,036,850
              Technology Distribs - 3.6 %
   2,550,000  Arrow Electronic Inc., 6.875%, 6/1/18                    $    2,654,173
   1,200,000  Arrow Electronic Inc., 6.875%, 7/1/13                         1,298,428
                                                                       $    3,952,601
              Total Technology Hardware & Equipment                    $    6,677,124
              Utilities - 9.4 %
              Electric Utilities - 9.4 %
   1,000,000  CMS Energy Corp., 7.5%, 1/15/09                          $    1,047,500
   1,000,000  CMS Energy Corp., 8.5%, 4/15/11                               1,090,000
   2,800,000  CMS Energy Corp., 7.75%, 8/1/10                               2,961,000
   3,000,000  Allegheny Energy Supply 7.8%, 03/15/11    (b)                 3,247,500
   1,750,000  ALLEGHENY ENRGY SUPP 8.25% 4/15/2012 144A                     1,933,750
                                                                       $   10,279,750
              Total Utilities                                          $   10,279,750
              TOTAL CORPORATE BONDS
              (Cost   $61,971,479)                                     $   64,398,727

                                                                            Value
              Temporary Cash Investments - 4.1 %
              Repurchase Agreement - 4.1 %
   4,500,000  UBS Warburg, Inc., dated 9/30/04, repurchase price of $4,500,000 plus accrued interest on 10/1/04, collateralized by $3,945,00 U.S.
              Treasury Bills, 5.75%, 11/15/05
              Total Repurchase Agreement
              (Cost   $4,500,000)                                      $    4,500,000

              TOTAL INVESTMENT IN SECURITIES - 99.3%
              (Cost   $105,016,835)                                    $  108,705,572

              OTHER ASSETS AND LIABILITIES - 0.7%                      $      892,044

              TOTAL NET ASSETS - 100.0%                                $  109,597,616

       144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
              $13,972,451 or 13.2% of net assets.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $105,016,835 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                $ 6,572,643

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                  (2,883,906)

              Net unrealized gain                                      $ 3,688,737

        (b)   As of September 30, 2004, the following securities were out on loan:

   Shares                            Description                        Market Value
   2,712,000  Allegheny Energy Supply 7.8%, 03/15/11                   $    2,924,214
   1,536,000  Conexant Systems Inc., 4.0%, 2/1/07                           1,363,670
     285,000  GOODYEAR TIRE & RBR 7.857% 8/15/2011                            270,699
     329,000  Graftech International, 1.625%, 1/15/24 (144A)           $      353,144
              Total                                                    $    4,911,727

              Pioneer International Value VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                    Value
              Preferred Stocks - 0.5 %
              Telecommunication Services - 0.5 %
              Integrated Telecom Services - 0.4 %
       8,400  Tele Norte Leste Participacoes Pfd ADR                     $     111,132
              Total Telecommunication Services                           $     111,132
              TOTAL PREFERRED STOCKS
              (Cost   $101,323)                                          $     111,132
              Common Stock - 98.5 %
              Energy - 6.7 %
              Integrated Oil & Gas - 4.4 %
      72,310  BP Amoco Plc                                               $     693,092
      14,800  Eni SpA                                                          332,217
                                                                         $   1,025,309
              Oil & Gas Refining Marketing & Transpor - 2.3 %
       2,610  Total SA                                                   $     531,804
              Total Energy                                               $   1,557,113
              Materials - 6.9 %
              Commodity Chemicals - 1.0 %
       3,800  BASF India Ltd.                                            $     224,532
              Construction Materials - 2.4 %
       3,800  CRH Plc                                                    $      90,663
       6,200  Italcementi Spa                                                   92,241
       1,600  Lafarge Br *                                                     140,487
       1,980  VINCI S.A.                                                       228,627
                                                                         $     552,018
              Diversified Metals & Mining - 2.5 %
       3,850  Freeport-McMoRan Copper & Gold, Inc. Class B               $     155,925
       2,100  Norilsk Nickel                                                   132,300
       5,390  Rio Tinto Plc                                                    145,361
       4,000  Sandvik AB                                                       138,404
                                                                         $     571,990
              Steel - 1.0 %
      23,102  Broken Hill Proprietary Co., Ltd.                          $     240,344
              Total Materials                                            $   1,588,884
              Capital Goods - 10.3 %
              Aerospace & Defense - 0.6 %
       5,200  European Aeronautic Defence                                $     137,719
              Constuction & Engineering - 3.6 %
     126,000  Kajima Corporation *                                       $     412,353
      11,649  ACS, Actividades de Construccion y Servicios, S.A.               212,779
       4,000  Compagnie de Saint Gobain                                        206,456
                                                                         $     831,588
              Electrical Component & Equipment - 3.5 %
      55,800  Mitsubishi Electric Corporation *                          $     265,293
       7,900  NEC Electronics Corp *                                           403,754
       2,400  Schneider Electric SA                                            156,298
                                                                         $     825,345
              Industrial Conglom - 0.6 %
  22,594,100  KOC Holding AS                                             $     132,311
              Industrial Machinery - 2.0 %
      29,900  OSG Corporation *  (b)                                     $     318,059
       3,800  Atlas Copco AB A Shares                                          146,591
                                                                         $     464,650
              Total Capital Goods                                        $   2,391,613
              Commercial Services & Supplies - 0.9 %
              Diversified Commerc Services - 0.9 %
       8,100  TNT Post Group N.V.                                        $     198,274
              Total Commercial Services & Supplies                       $     198,274
              Transportation - 1.7 %
              Railroads - 1.7 %
          78  East Japan Railway Co. *                                   $     404,066
              Total Transportation                                       $     404,066
              Automobiles & Components - 3.0 %
              Auto Parts & Equipment - 0.4 %
       1,500  Compagnie Generale des Etablissements Michelin             $      76,444
              Automobile Manufacturers - 2.6 %
      12,600  Toyota Motor Co.                                           $     483,376
       3,000  Bayerische Motoren Werke AG                                      123,676
                                                                         $     607,052
              Total Automobiles & Components                             $     683,496
              Consumer Durables & Apparel - 1.4 %
              Homebuilding - 1.4 %
      34,000  Daiwa House Industry Co Ltd *                              $     332,893
              Total Consumer Durables & Apparel                          $     332,893
              Hotels Restaurants & Leisure - 2.6 %
              Casinos & Gaming - 1.7 %
       8,200  Sammy Corporation                                          $     402,582
              Restaurants - 0.9 %
      12,000  GUS plc                                                    $     195,984
              Total Hotels Restaurants & Leisure                         $     598,566
              Media - 1.7 %
              Advertising - 0.4 %
       3,000  PUBLICIS SA                                                $      87,480
              Publishing - 1.3 %
       8,400  Vivendi Universal *                                        $     215,409
      11,200  Reed Elsevier Plc                                                 98,831
                                                                         $     314,240
              Total Media                                                $     401,720
              Retailing - 2.9 %
              Distributors - 1.6 %
      34,000  Mitsubishi Corporation *                                   $     367,875
              General Merchandise Stores - 1.3 %
       6,900  RYOHIN KEIKAKU CO LTD *                                    $     298,572
              Total Retailing                                            $     666,447
              Food & Drug Retailing - 4.6 %
              Drug Retail - 0.7 %
      14,900  Boots Company plc *                                        $     173,568
              Food Retail - 3.9 %
      16,700  Koninklijke Ahold NV *                                     $     106,955
       7,266  Koninklijke Ahold NV 144A AHOLD NV *                              46,456
       1,700  Nestle SA (Registered Shares)                                    390,923
      66,900  Tesco Plc                                                        346,847
                                                                         $     891,181
              Total Food & Drug Retailing                                $   1,064,749
              Food Beverage & Tobacco - 3.0 %
              Tobacco - 3.0 %
          55  Japan Tobacco Inc.                                         $     461,123
      16,020  British American Tobacco Plc                                     233,538
                                                                         $     694,661
              Total Food Beverage & Tobacco                              $     694,661
              Household & Personal Products - 1.9 %
              Household Products - 1.9 %
      35,000  Shiseido Co., Ltd. *                                       $     431,153
              Total Household & Personal Products                        $     431,153
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
         800  Nobel Biocare Holding AG                                   $     124,551
              Total Health Care Equipment & Services                     $     124,551
              Pharmaceuticals & Biotechnology - 6.5 %
              Pharmaceuticals - 6.5 %
       9,332  Astrazeneca Plc                                            $     384,986
       8,590  GlaxoSmithKline Plc                                              186,605
       3,200  Novartis                                                         149,533
       3,438  Roche Holdings AG                                                356,743
       4,280  Sanofi-Aventis    (b)                                            313,787
       1,670  Schering AG                                                      105,709
                                                                         $   1,497,363
              Total Pharmaceuticals & Biotechnology                      $   1,497,363
              Banks - 12.9 %
              Diversified Banks - 12.9 %
     187,000  Resona Holdings, Inc *                                     $     282,184
       7,400  Allied Irish Banks Plc                                           124,365
      18,325  Barclays Plc                                                     175,898
      20,900  Banco Bilbao Vizcaya Argentaria, S.A.                            288,516
      50,800  BANCA INTESA SPA                                                 192,288
       5,000  BNP Paribas SA                                                   322,770
       9,645  Credit Agricole S.A.                                             263,310
       8,630  CS Group *                                                       276,880
      18,000  Development Bank of Singapore Ltd                                170,998
      17,200  HSBC Holding Plc                                                 275,055
       4,100  Kookmin Bank ADR *  (b)                                          130,544
      12,520  Royal Bank of Scotland Group Plc                                 363,652
       5,100  Uniao de Bancos Brasileiros S.A. (Unibanco) -GDR 144A            123,573
                                                                         $   2,990,033
              Total Banks                                                $   2,990,033
              Diversified Financials - 7.8 %
              Consumer Finance - 1.8 %
      13,600  Credit Saison Co Ltd *                                     $     419,126
              Other Diversified Finance Services - 5.2 %
       7,300  COLLINS STEWART TULLETT PLC                                $      52,907
       2,519  Societe Generale                                                 223,208
      12,400  ING Groep N.V.                                                   313,476
       2,800  Lagardere S.C.A.                                                 172,762
       6,350  UBS AG                                                           448,983
                                                                         $   1,211,336
              Specialized Finance - 0.8 %
       3,400  Deutsche Boerse AG                                         $     172,444
              Total Diversified Financials                               $   1,802,906
              Insurance - 2.8 %
              Life & Health Insurance - 0.7 %
       6,100  Assicurazioni Generali                                     $     168,319
              Multi-Line Insurance - 2.1 %
      11,600  AXA                                                        $     234,582
       1,680  Zurich Financial Services *                                      240,708
                                                                         $     475,290
              Total Insurance                                            $     643,609
              Real Estate - 2.2 %
              Real Estate Mgmt & Development - 2.2 %
      27,000  MITSUI FUDOSAN CO                                          $     281,270
      12,200  Leopalace21 Corp *                                               225,700
                                                                         $     506,970
              Total Real Estate                                          $     506,970
              Software & Services - 0.7 %
              It Conslting & Other Services - 0.7 %
       1,300  Atos Origin *                                              $      72,053
      27,900  LogicaCMG PLC                                                     88,788
                                                                         $     160,841
              Total Software & Services                                  $     160,841
              Technology Hardware & Equipment - 4.4 %
              *invalid Msci Code Semiconductors - 0.9 %
       9,500  Philips Electronics NV                                     $     218,482
              Computer Hardware - 0.6 %
      42,100  Dixons Group Plc                                           $     130,201
              Electronic Equipment & Instruments - 2.9 %
       4,800  Nidec Corporation *                                        $     486,091
       2,490  Siemens                                                          183,660
                                                                         $     669,751
              Total Technology Hardware & Equipment                      $   1,018,434
              Semiconductors - 0.9 %
              Semiconductors - 0.9 %
         250  Samsung Electronics                                        $      99,289
      15,900  Taiwan Semiconductor Manufacturing Co. ADR                       113,526
                                                                         $     212,815
              Total Semiconductors                                       $     212,815
              Telecommunication Services - 9.8 %
              Alternate Carriers - 0.9 %
       8,300  FRANCE TELECOM                                             $     206,383
              Integrated Telecom Services - 4.5 %
       7,300  Belgacom SA *                                              $     262,026
      16,200  British Sky Broadcasting plc                                     140,044
      17,500  Mahanagar Telephone Nigam Limited *                              123,375
      18,730  Telefonica SA                                                    280,606
      17,340  Telecom Italia Mobile SPA                                         93,705
      46,486  Telecom Italia S.p.A.                                            144,408
                                                                         $   1,044,164
              Wireless Telecom Services - 4.3 %
       1,000  Mobile Telesystems *                                       $     144,990
       6,500  SK Telecom Co., Ltd. *  (b)                                      126,425
      12,091  TURKCELL ILETISM HIZMET ADR *                                    135,540
     250,811  Vodafone Group Plc                                               603,145
                                                                         $   1,010,100
              Total Telecommunication Services                           $   2,260,647
              Utilities - 2.3 %
              Electric Utilities - 2.3 %
       4,233  E.On AG                                                    $     312,915
      26,600  National Grid Transco Plc                                        226,263
                                                                         $     539,178
              Total Utilities                                            $     539,178
              TOTAL COMMON STOCKS
              (Cost   $17,227,243)                                       $  22,770,982

              TOTAL INVESTMENT IN SECURITIES - 99.0%
              (Cost   $17,238,566)                                       $  22,882,114

              OTHER ASSETS AND LIABILITIES - 1.0%                        $     225,657

              TOTAL NET ASSETS - 100.0%                                  $  23,107,771

       144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
              $170,029 or 0.7% of net assets.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $17,238,566 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                  $ 5,914,981

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                    (271,433)

              Net unrealized gain                                        $ 5,643,548

        (b)   As of September 30, 2004, the following securities were out on loan:

   Shares                             Description                         Market Value
       3,895  Kookmin Bank ADR *                                         $     125,614
      12,200  OSG Corporation *                                                128,931
       3,800  Sanofi-Aventis                                                   278,431
       6,175  SK Telecom Co., Ltd. *                                           119,425
              Total                                                      $     652,401

             Pioneer Mid Cap Value VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                Value
             Common Stock - 96.7 %
             Energy - 6.9 %
             Integrated Oil & Gas - 1.1 %
     123,940 Occidental Petroleum Corp.                             $     6,931,964
             Oil & Gas Drilling - 3.3 %
     168,115 ENSCO International, Inc.                              $     5,492,317
     115,230 Nabors Industries, Inc. *                                    5,456,141
     159,430 Transocean Offshore Inc. *                                   5,704,405
     106,635 Weatherford Intl, Inc. *                                     5,440,518
                                                                    $    22,093,381
             Oil & Gas Explration & Production - 2.0 %
      88,561 Devon Energy Corp.                                     $     6,288,717
     194,785 Pioneer Natural Resources Co.                                6,716,187
                                                                    $    13,004,904
             Oil & Gas Refining Marketing & Transpor - 0.5 %
      44,285 Sun Company, Inc.                                      $     3,276,204
             Total Energy                                           $    45,306,453
             Materials - 7.9 %
             Commodity Chemicals - 1.0 %
     123,945 Air Products & Chemicals, Inc.                         $     6,740,129
             Diversified Chemical - 1.6 %
     168,120 PPG Industries, Inc.                                   $    10,302,394
             Diversified Metals & Mining - 1.1 %
      80,185 Phelps Dodge Corp.                                     $     7,379,426
             Metal & Glass Containers - 1.6 %
     283,320 Ball Corp.                                             $    10,604,668
             Paper Products - 2.6 %
     336,467 Flowserve Corp. *                                      $     8,135,772
     274,500 Meadwestvaco Corp                                            8,756,550
                                                                    $    16,892,322
             Total Materials                                        $    51,918,939
             Capital Goods - 5.0 %
             Aerospace & Defense - 0.9 %
     159,400 United Defense Industries, Inc. *                      $     6,374,406
             Electrical Component & Equipment - 1.1 %
     566,590 Symbol Technologies, Inc.                              $     7,161,698
             Industrial Conglom - 3.0 %
     230,280 American Standard Companies, Inc. *                    $     8,960,195
     132,820 ITT Industries, Inc.                                        10,624,272
                                                                    $    19,584,467
             Total Capital Goods                                    $    33,120,571
             Commercial Services & Supplies - 4.1 %
             Commercial Printing - 1.4 %
     301,040 R.R. Donnelly & Sons Company                           $     9,428,573
             Diversified Commerc Services - 1.1 %
     141,710 H & R Block, Inc.    (b)                               $     7,003,308
             Environmental Services - 1.6 %
     354,235 Republic Services, Inc.                                $    10,542,034
             Total Commercial Services & Supplies                   $    26,973,915
             Transportation - 1.6 %
             Airlines - 0.6 %
     283,310 Southwest Airlines Co.                                 $     3,858,682
             Railroads - 1.0 %
     138,220 Canadian National Railway Co.                          $     6,703,670
             Total Transportation                                   $    10,562,352
             Consumer Durables & Apparel - 5.4 %
             Apparel, Accessories & Luxury Goods - 1.1 %
     318,810 The Limited Brands, Inc.                               $     7,106,275
             Housewares & Specialties - 0.7 %
     159,400 YANKEE CANDLE CO *                                     $     4,616,224
             Leisure Products - 2.3 %
     841,030 Mattel, Inc.                                           $    15,247,874
             Photographic Products - 1.3 %
     265,700 Eastman Kodak Co.                                      $     8,560,854
             Total Consumer Durables & Apparel                      $    35,531,227
             Hotels Restaurants & Leisure - 2.2 %
             Restaurants - 2.2 %
     142,600 Brinker International Inc *                            $     4,441,990
     248,005 Tricon Global Restaurants, Inc                              10,083,883
                                                                    $    14,525,873
             Total Hotels Restaurants & Leisure                     $    14,525,873
             Media - 2.3 %
             Advertising - 1.5 %
     930,500 The Interpublic Group of Companies, Inc. *             $     9,853,995
             Movies & Entertain - 0.8 %
     292,160 REGAL ENTERTAINMENT GROUP    (b)                       $     5,580,256
             Total Media                                            $    15,434,251
             Retailing - 7.3 %
             Apparel Retail - 1.2 %
     212,500 Liz Claiborne, Inc.                                    $     8,015,500
             Department Stores - 0.4 %
      78,900 J.C. Penney Co., Inc.                                  $     2,783,592
             General Merchandise Stores - 1.8 %
     292,100 American Greetings Corp. *                             $     7,337,552
     107,280 Sears, Roebuck and Co.                                       4,275,108
                                                                    $    11,612,660
             Specialty Stores - 3.9 %
     743,630 Foot Locker Inc.                                       $    17,624,031
     451,600 Toys ""R"" Us, Inc. *                                        8,011,384
                                                                    $    25,635,415
             Total Retailing                                        $    48,047,167
             Food & Drug Retailing - 6.0 %
             Drug Retail - 1.3 %
     209,970 CVS Corp.                                              $     8,846,036
             Food Retail - 3.2 %
     300,990 ConAgra, Inc.                                          $     7,738,453
     104,918 Dean Foods Company *                                         3,149,638
     537,100 Safeway, Inc. *                                             10,371,401
                                                                    $    21,259,492
             Hypermarkets & Supercenters - 1.5 %
     354,170 BJ'S Wholesale Club, Inc. *  (b)                       $     9,683,008
             Total Food & Drug Retailing                            $    39,788,536
             Health Care Equipment & Services - 7.2 %
             Health Care Distribs - 0.6 %
     115,100 Par Pharmaceutical Co Inc. *                           $     4,135,543
             Health Care Equipment - 0.6 %
      79,605 Becton, Dickinson & Co.                                $     4,115,579
             Health Care Facilities - 3.1 %
     746,100 Tenet Healthcare Corp. *                               $     8,050,419
     354,260 Triad Hospitals, Inc. *                                     12,200,714
                                                                    $    20,251,133
             Health Care Services - 0.9 %
     132,830 Laboratory Corporation of America Holdings *           $     5,807,328
             Managed Health Care - 2.0 %
     185,900 CIGNA Corp.                                            $    12,944,217
             Total Health Care Equipment & Services                 $    47,253,800
             Banks - 8.1 %
             Regional Banks - 5.6 %
     106,300 City National Corp.                                    $     6,904,185
     150,530 KeyCorp                                                      4,756,748
     177,065 Marshall & Ilsley Corp.                                      7,135,720
     254,705 North Fork Bancorporation,Inc.    (b)                       11,321,621
     115,100 Zions Bancorporation                                         7,025,704
                                                                    $    37,143,978
             Thrifts & Mortgage Finance - 2.5 %
     141,698 Countrywide Financial Corp                             $     5,581,484
     265,660 The PMI Group, Inc.                                         10,780,483
                                                                    $    16,361,967
             Total Banks                                            $    53,505,945
             Diversified Financials - 6.0 %
             Consumer Finance - 1.4 %
      17,714 White Mountains Insurance Group Ltd.                   $     9,317,564
             Asset Management & Custody Banks - 1.0 %
     230,190 Federated Investors Inc.                               $     6,546,604
             Consumer Finance - 1.8 %
     743,700 Providian Financial Corp. *                            $    11,557,098
             Investment Banking & Brokerage - 1.8 %
     256,800 A.G. Edwards, Inc.                                     $     8,890,416
     212,550 INVESTMENT TECHNOLOGY GROUP INC *                            3,252,015
                                                                    $    12,142,431
             Total Diversified Financials                           $    39,563,697
             Insurance - 7.7 %
             Insurance Brokers - 2.3 %
     230,210 PLATINUM UNDERWRITER HOLDINGS LTD                      $     6,740,549
     221,340 Willis Group Holdings Ltd.                                   8,278,116
                                                                    $    15,018,665
             Life & Health Insurance - 1.9 %
     106,230 Jefferson - Pilot Corp.                                $     5,275,382
     479,200 UNUM Corp.                                                   7,518,648
                                                                    $    12,794,030
             Property & Casualty Insurance - 3.5 %
     115,105 Ambac Financial Group, Inc.                            $     9,202,645
     301,000 Safeco Corp.                                                13,740,650
                                                                    $    22,943,295
             Total Insurance                                        $    50,755,990
             Software & Services - 3.6 %
             Application Software - 1.0 %
     389,600 Veritas Software Corp. *                               $     6,934,880
             Data Processing & Outsourced Services - 2.6 %
     637,430 The BISYS Group, Inc. *                                $     9,312,852
     327,529 SunGard Data Systems, Inc. *                                 7,785,364
                                                                    $    17,098,216
             Total Software & Services                              $    24,033,096
             Technology Hardware & Equipment - 9.1 %
             Communications Equipment - 2.0 %
     318,800 Century Telephone Enterprises, Inc.    (b)             $    10,915,712
     283,321 Tellabs, Inc. *                                              2,603,720
                                                                    $    13,519,432
             Computer Hardware - 1.0 %
     132,760 NCR Corp. *                                            $     6,583,568
             Computer Storage & Peripherals - 3.0 %
     168,100 Imation Corp.                                          $     5,982,679
     265,700 Sandisk Corp. *  (b)                                         7,737,184
     239,000 Storage Technology Corp. *                                   6,037,140
                                                                    $    19,757,003
             Electronic Equipment & Instruments - 1.8 %
     203,580 W.W. Grainger, Inc.                                    $    11,736,387
             Technology Distribs - 1.3 %
     143,820 Fisher Scientific International Inc. *                 $     8,389,021
             Total Technology Hardware & Equipment                  $    59,985,411
             Utilities - 6.4 %
             Electric Utilities - 5.1 %
     168,175 Constellation Energy Group                             $     6,700,092
     106,450 DTE Energy Co.                                               4,491,126
     127,815 Entergy Corp.                                                7,746,867
      53,500 NSTAR                                                        2,626,850
     389,600 PG&E Corp. *                                                11,843,840
                                                                    $    33,408,775
             Multi-Utilities & Unregulated Power - 1.3 %
     920,600 Reliant Energy *                                       $     8,589,198
             Total Utilities                                        $    41,997,973
             TOTAL COMMON STOCKS
             (Cost   $561,353,688)                                  $   638,305,196

                                                                         Value
             Temporary Cash Investments - 3.2 %
             Repurchase Agreement - 3.2 %
  21,300,000 Greenwich Capital, 1.68%, dated 9/30/04, repurchase price of $21,000,000 plus accrued interest on 10/1/04, collateralized by $17,651,000 U.S.
             Treasury Bills, 2.5%, 5/31/06 and $2,160,000 U.S. Treasury Bills, 5,75%,
             11/15/2005
             Total Repurchase Agreement
             (Cost   $21,300,000)                                   $    21,300,000

             TOTAL INVESTMENT IN SECURITIES - 99.9%
             (Cost   $582,653,688)                                  $   659,605,196
             OTHER ASSETS AND LIABILITIES - 0.1%                    $       607,130

             TOTAL NET ASSETS - 100.0%                              $   660,212,326

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $582,653,688 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost              $ 123,369,252

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                (46,417,744)

             Net unrealized gain                                    $ 76,951,508

        (b)  As of September 30, 2004, the following securities were out on loan:

   Shares                          Description                        Market Value
     334,561 BJ'S Wholesale Club, Inc. *                            $     9,140,207
     132,439 H & R Block, Inc.                                            6,433,887
     301,150 Century Telephone Enterprises, Inc.                         10,341,491
     109,350 North Fork Bancorporation,Inc.                               4,803,746
     258,077 REGAL ENTERTAINMENT GROUP                                    4,916,367
     246,720 Sandisk Corp. *                                              7,149,946
             Total                                                  $    42,785,644

             Pioneer Money Market VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)
 Principal
   Amount                                                                  Value
             Corporate Bonds - 24.5 %
             Energy - 4.9 %
             Integrated Oil & Gas - 4.9 %
   1,500,000 Exxon Captl Corp 0.%, 11/15/04                           $    1,500,000
             Total Energy                                             $    1,500,000
             Capital Goods - 1.6 %
             Industrial Conglom - 1.6 %
     500,000 GE Capital Corp., FRN, 02/16/05                          $      500,000
             Total Capital Goods                                      $      500,000
             Food & Drug Retailing - 3.3 %
             Hypermarkets & Supercenters - 3.3 %
   1,000,000 Wal-Mart Stores FRN, 2/22/2005                           $    1,000,000
             Total Food & Drug Retailing                              $    1,000,000
             Household & Personal Products - 1.6 %
             Household Products - 1.6 %
     500,000 Procter & Gamble Co. 6.6%, 12/15/04                      $      500,000
             Total Household & Personal Products                      $      500,000
             Banks - 4.9 %
             Diversified Banks - 4.9 %
     750,000 Bank of America Corp. FRN, 01/31/05                      $      750,000
     750,000 Bank of America Corp FRN, 04/28/2005                            750,000
                                                                      $    1,500,000
             Total Banks                                              $    1,500,000
             Diversified Financials - 6.5 %
             Consumer Finance - 3.2 %
     500,000 National Rural Utilities 6.125%, 5/15/2005               $      500,000
     500,000 National Rural Utilities 1.76%, 3/10/2005                       500,000
                                                                      $    1,000,000
             Investment Banking & Brokerage - 3.2 %
     500,000 Merrill Lynch FRN, 11/11/04                              $      500,000
     500,000 Merril Lynch FRN, 10/29/04                                      500,000
                                                                      $    1,000,000
             Total Diversified Financials                             $    2,000,000
             Technology Hardware & Equipment - 1.6 %
             Computer Hardware - 1.6 %
     500,000 IBM Corporation 6%, 11/30/04                             $      500,000
             Total Technology Hardware & Equipment                    $      500,000
             TOTAL CORPORATE BONDS
             (Cost   $7,500,000)                                      $    7,500,000
             US Government Agency Obligations - 18.0 %
             Banks - 9.8 %
             Thrifts & Mortgage Finance - 9.8 %
   2,000,000 Freddie Mac FRN, 02/04/05                                $    2,000,000
   1,000,000 FNMA Agency 1.56%, 05/16/05                                   1,000,000
                                                                      $    3,000,000
             Total Banks                                              $    3,000,000
             Government - 8.2 %
             Government - 8.2 %
     500,000 Fed Home Loan Bank 1.47%, 03/01/05                       $      500,000
   1,000,000 Federal Home Loan Bank 1.38%, 03/28/05                        1,000,000
   1,000,000 Federal Home Loan Bank 1.28%, 04/22/05                        1,000,000
                                                                      $    2,500,000
             Total Government                                         $    2,500,000
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost   $5,500,000)                                      $    5,500,000
                                                                           Value
             Temporary Cash Investments - 39.4 %
             Commercial Paper - 39.4 %
   1,250,000 AMERICAN GENERAL 1.78%, 11/22/04                         $    1,250,000
   1,250,000 CATERPILLAR D/N 1.72%,  10/19/04                              1,250,000
   1,250,000 CHEVRON TEXACO FUND 1.64%, 10/15/2004                         1,250,000
   1,000,000 GOLDEN PEANUT 1.52%, 10/1/04                                  1,000,000
   1,200,000 MINNESOTA MINING D/N 1.60%, 10/12/04                          1,200,000
   1,300,000 EI DUPONT D/N 1.73%, 10/28/04                                 1,300,000
   1,000,000 PACCAR FINANCIAL 1.75%, 12/1/04                               1,000,000
   1,300,000 COCA COLA CO D/N 1.68%, 10/20/04                              1,300,000
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost   $9,550,000)                                      $    9,550,000
             Repurchase Agreement - 0.9 %
  21,300,000 UBS Warburg, 1.5%, dated 9/30/04, repurchase price of $2,800,000 plus accrued interest on 10/1/04, collateralized by $2,831,000 U.S.
             Treasury Bills, 2.5%, 5/31/06
             Total Repurchase Agreement
             (Cost   $2,800,000)                                      $    2,800,000

             TOTAL INVESTMENT IN SECURITIES - 82.8%
             (Cost   $25,350,000)                                     $   25,350,000

             OTHER ASSETS AND LIABILITIES - 17.2%                     $    5,272,262

             TOTAL NET ASSETS - 100.0%                                $   30,622,262


            Pioneer Oakridge Large Cap Growth VCT Portfolio
            Schedule of Investments 9/30/04 (unaudited)
  Shares
                                                                           Value
            Common Stock - 94.8 %
            Energy - 8.2 %
            Oil & Gas Drilling - 2.2 %
     1,035  BJ Services Co. *                                         $       54,244
            Oil & Gas Explration & Production - 6.0 %
     1,345  Apache Corporation                                        $       67,398
     2,609  XTO Energy, Inc.                                                  84,740
                                                                      $      152,138
            Total Energy                                              $      206,382
            Capital Goods - 9.5 %
            Aerospace & Defense - 2.1 %
       795  L-3 Communications Holdings, Inc.                         $       53,265
            Electrical Component & Equipment - 2.0 %
     1,510  General Electric Co.                                      $       50,706
            Industrial Conglom - 5.4 %
     1,510  Danaher Corp.                                             $       77,433
     1,930  Tyco International Ltd.                                           59,174
                                                                      $      136,607
            Total Capital Goods                                       $      240,578
            Transportation - 2.9 %
            Air Freight & Couriers - 2.9 %
       845  FedEx Corp.                                               $       72,408
            Total Transportation                                      $       72,408
            Hotels Restaurants & Leisure - 1.9 %
            Casinos & Gaming - 1.9 %
     1,310  International Game Technology                             $       47,095
            Total Hotels Restaurants & Leisure                        $       47,095
            Media - 2.1 %
            Broadcasting & Cable Tv - 2.1 %
     1,690  Univision Communications Inc. *                           $       53,421
            Total Media                                               $       53,421
            Retailing - 10.0 %
            Computer & Electronics Retail - 2.0 %
       940  Best Buy Co., Inc.                                        $       50,986
            Home Improvement Retail - 2.1 %
       980  Lowe's Companies, Inc.                                    $       53,263
            Internet Retail - 3.1 %
       845  eBAY Inc. *                                               $       77,689
            Specialty Stores - 2.8 %
     2,410  Staples Inc.                                              $       71,866
            Total Retailing                                           $      253,804
            Food & Drug Retailing - 2.6 %
            Hypermarkets & Supercenters - 2.6 %
     1,240  Wal-Mart Stores, Inc.                                     $       65,968
            Total Food & Drug Retailing                               $       65,968
            Household & Personal Products - 3.5 %
            Household Products - 3.5 %
     1,655  Procter & Gamble Co.                                      $       89,569
            Total Household & Personal Products                       $       89,569
            Health Care Equipment & Services - 10.5 %
            Health Care Distribs - 1.5 %
     1,510  Teva Pharmaceutical Industries Ltd.                       $       39,185
            Health Care Equipment - 2.4 %
       755  Zimmer Holdings, Inc. *                                   $       59,675
            Health Care Services - 4.2 %
     1,660  Caremark Rx, Inc. *                                       $       53,236
       590  Quest Diagnostics, Inc.                                           52,050
                                                                      $      105,286
            Health Care Supplies - 2.4 %
       770  Alcon Inc.                                                $       61,754
            Total Health Care Equipment & Services                    $      265,900
            Pharmaceuticals & Biotechnology - 6.5 %
            Biotechnology - 4.0 %
       485  Amgen, Inc. *                                             $       27,490
     1,420  Genentech, Inc. *                                                 74,436
                                                                      $      101,926
            Pharmaceuticals - 2.5 %
     2,010  Pfizer, Inc.                                              $       61,506
            Total Pharmaceuticals & Biotechnology                     $      163,432
            Banks - 5.5 %
            Diversified Banks - 5.5 %
     2,915  Popular, Inc.                                             $       76,665
     2,185  U.S. Bancorp                                                      63,147
                                                                      $      139,812
            Total Banks                                               $      139,812
            Diversified Financials - 7.1 %
            Consumer Finance - 4.4 %
       980  American Express Co.                                      $       50,431
     1,380  SLM CORP                                                          61,548
                                                                      $      111,979
            Other Diversified Finance Services - 2.7 %
     1,510  Citigroup, Inc.                                           $       66,621
            Total Diversified Financials                              $      178,600
            Insurance - 4.1 %
            Life & Health Insurance - 2.0 %
     1,290  Aflac, Inc.                                               $       50,581
            Multi-Line Insurance - 2.1 %
       770  American International Group, Inc.                        $       52,352
            Total Insurance                                           $      102,933
            Software & Services - 7.7 %
            Application Software - 2.9 %
     2,660  Microsoft Corp.                                           $       73,549
            Data Processing & Outsourced Services - 4.8 %
     1,150  Affiliated Computer Services Inc, A *                     $       64,021
     1,285  First Data Corp.                                                  55,898
                                                                      $      119,919
            Total Software & Services                                 $      193,468
            Technology Hardware & Equipment - 10.1 %
            Communications Equipment - 3.2 %
     2,045  Qualcomm, Inc.                                            $       79,837
            Computer Hardware - 4.4 %
     1,955  Dell, Inc. *                                              $       69,598
       485  IBM Corp.                                                         41,584
                                                                      $      111,182
            Technology Distribs - 2.5 %
     1,105  Fisher Scientific International Inc. *                    $       64,455
            Total Technology Hardware & Equipment                     $      255,474
            Semiconductors - 2.7 %
            Semiconductors - 2.7 %
       985  Marvell Technology Group Ltd. *                           $       25,738
     2,010  Texas Instruments, Inc.                                           42,773
                                                                      $       68,511
            Total Semiconductors                                      $       68,511
            TOTAL INVESTMENT IN SECURITIES - 94.8%
            (Cost   $2,323,956)                                       $    2,397,355

            OTHER ASSETS AND LIABILITIES - 5.2%                       $

            TOTAL NET ASSETS - 100.0%                                 $



      (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $2,323,956 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                 $   85,052

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                    (11,653)

            Net unrealized gain                                       $   73,399

             Pioneer Papp America Pacific Rim VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

  Shares                                                                   Value
             Common Stock - 93.3 %
             Energy - 2.6 %
             Integrated Oil & Gas - 2.6 %
        440  ChevronTexaco Corp.                                       $      23,602
             Total Energy                                              $      23,602
             Capital Goods - 13.2 %
             Electrical Component & Equipment - 13.2 %
        650  Emerson Electric Co.                                      $      40,229
      1,300  General Electric Co.                                             43,654
      1,358  Molex, Inc. (Class A)                                            35,729
                                                                       $     119,612
             Total Capital Goods                                       $     119,612
             Transportation - 2.9 %
             Air Freight & Couriers - 2.9 %
        515  Expeditors International of Washington, Inc.              $      26,626
             Total Transportation                                      $      26,626
             Media - 4.6 %
             Advertising - 4.6 %
        894  WPP Group Plc Sponsored ADR *                             $      41,749
             Total Media                                               $      41,749
             Retailing - 3.9 %
             Specialty Stores - 3.9 %
      1,150  Tiffany & Co.                                             $      35,351
             Total Retailing                                           $      35,351
             Food & Drug Retailing - 4.5 %
             Food Retail - 4.5 %
        650  Wm. Wrigley Jr. Co.                                       $      41,152
             Total Food & Drug Retailing                               $      41,152
             Food Beverage & Tobacco - 2.6 %
             Soft Drinks - 2.6 %
        600  The Coca-Cola Co.                                         $      24,030
             Total Food Beverage & Tobacco                             $      24,030
             Household & Personal Products - 4.2 %
             Household Products - 4.2 %
        850  Colgate-Palmolive Co.                                     $      38,403
             Total Household & Personal Products                       $      38,403
             Health Care Equipment & Services - 17.5 %
             Health Care Distribs - 4.3 %
        700  Johnson & Johnson                                         $      39,431
             Health Care Equipment - 8.7 %
        826  Medtronic, Inc. *                                         $      42,869
        750  Stryker Corp.                                                    36,060
                                                                       $      78,929
             Health Care Services - 4.5 %
      1,700  IMS HEALTH INC                                            $      40,664
             Total Health Care Equipment & Services                    $     159,024
             Pharmaceuticals & Biotechnology - 4.4 %
             Pharmaceuticals - 4.4 %
      1,300  Pfizer, Inc.                                              $      39,780
             Total Pharmaceuticals & Biotechnology                     $      39,780
             Diversified Financials - 7.5 %
             Asset Management & Custody Banks - 7.5 %
        900  State Street Corp.                                        $      38,439
        580  T. Rowe Price Associates, Inc.                                   29,545
                                                                       $      67,984
             Total Diversified Financials                              $      67,984
             Insurance - 4.3 %
             Multi-Line Insurance - 4.3 %
        570  American International Group, Inc.                        $      38,754
             Total Insurance                                           $      38,754
             Software & Services - 3.2 %
             Application Software - 3.2 %
      1,059  Microsoft Corp.                                           $      29,281
             Total Software & Services                                 $      29,281
             Technology Hardware & Equipment - 9.8 %
             Communications Equipment - 1.3 %
        667  Cisco Systems, Inc. *                                     $      12,073
             Computer Hardware - 4.2 %
        442  Hewlett-Packard Co.                                       $       8,288
        350  IBM Corp.                                                        30,009
                                                                       $      38,297
             Computer Storage & Peripherals - 2.2 %
      1,700  EMC Corp. *                                               $      19,618
             Electronic Manufact Services - 2.1 %
        629  National Instruments Corportation                         $      19,040
             Total Technology Hardware & Equipment                     $      89,028
             Semiconductors - 8.2 %
             Semiconductor Equip - 1.4 %
        762  Applied Materials, Inc. *                                 $      12,565
             Semiconductors - 6.8 %
      2,000  Intel Corp.                                               $      40,120
        600  Linear Technology Corp.                                          21,744
                                                                       $      61,864
             Total Semiconductors                                      $      74,429
             TOTAL INVESTMENT IN SECURITIES - 93.3%
             (Cost   $866,221)                                         $     848,805

             OTHER ASSETS AND LIABILITIES - 6.7%                       $      60,780

             TOTAL NET ASSETS - 100.0%                                 $     909,585

       (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $866,221 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                 $   9,085

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                    (26,501)

             Net unrealized loss                                       $  (17,416)

              Pioneer Papp Small and Mid Cap Growth VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                   Value
              Common Stock - 89.7 %
              Capital Goods - 2.7 %
              Electrical Component & Equipment - 2.7 %
       1,550  Molex, Inc. (Class A)                                     $      40,781
              Total Capital Goods                                       $      40,781
              Commercial Services & Supplies - 11.2 %
              *invalid Msci Code Data Proces Services - 1.7 %
       1,700  Forrester Research, Inc. *                                $      25,908
              Diversified Commerc Services - 9.5 %
         400  Apollo Group Inc -Cl A *                                  $      29,348
         950  ChoicePoint Inc. *                                               40,518
         898  Cintas Corp.                                                     37,752
       1,800  DeVry, Inc. *                                                    37,278
                                                                        $     144,896
              Total Commercial Services & Supplies                      $     170,804
              Transportation - 2.3 %
              Air Freight & Couriers - 2.3 %
         670  Expeditors International of Washington, Inc.              $      34,639
              Total Transportation                                      $      34,639
              Hotels Restaurants & Leisure - 2.1 %
              Restaurants - 2.1 %
       1,030  Brinker International Inc *                               $      32,085
              Total Hotels Restaurants & Leisure                        $      32,085
              Media - 7.4 %
              Advertising - 5.1 %
       1,700  Harte -Hanks, Inc.                                        $      42,517
         750  WPP Group Plc Sponsored ADR *                                    35,024
                                                                        $      77,541
              Broadcasting & Cable Tv - 2.3 %
         570  Entercom Communications Corp. *                           $      18,616
       1,000  Saga Communications Inc. CL-A *                                  16,950
                                                                        $      35,566
              Total Media                                               $     113,107
              Retailing - 6.2 %
              General Merchandise Stores - 1.0 %
         600  Family Dollar Stores, Inc.                                $      16,260
              Specialty Stores - 5.2 %
       1,100  O'Reilly Automotive, Inc. *                               $      42,119
       1,200  Tiffany & Co.                                                    36,888
                                                                        $      79,007
              Total Retailing                                           $      95,267
              Household & Personal Products - 4.8 %
              Household Products - 2.1 %
         600  Clorox Co.                                                $      31,980
              Personal Products - 2.7 %
         950  Alberto-Culver Co. Class B                                $      41,306
              Total Household & Personal Products                       $      73,286
              Health Care Equipment & Services - 21.6 %
              Health Care Distribs - 2.5 %
         500  Patterson Companies *                                     $      38,280
              Health Care Equipment - 14.4 %
         700  C. R. Bard, Inc.                                          $      39,641
       1,300  Molecular Devices Corporation *                                  30,641
         800  ResMed Inc. *                                                    38,088
         584  Stryker Corp.                                                    28,079
       1,100  Techne Corp. *                                                   41,998
         800  Dentsply International, Inc.                                     41,552
                                                                        $     219,999
              Health Care Services - 4.7 %
         300  Express Scripts, Inc. *                                   $      19,602
         500  Medco Health Solutions, Inc. *                                   15,450
       1,490  IMS HEALTH INC                                                   35,641
                                                                        $      70,693
              Total Health Care Equipment & Services                    $     328,972
              Banks - 2.8 %
              Regional Banks - 2.8 %
       1,100  UCBH HOLDINGS, INC                                        $      42,977
              Total Banks                                               $      42,977
              Diversified Financials - 8.1 %
              Asset Management & Custody Banks - 8.1 %
       1,500  Federated Investors Inc.                                  $      42,660
         900  Investors Financial Services Corp.                               40,617
         800  T. Rowe Price Associates, Inc.                                   40,752
                                                                        $     124,029
              Total Diversified Financials                              $     124,029
              Software & Services - 8.0 %
              Data Processing & Outsourced Services - 8.0 %
         900  DST Systems, Inc. *                                       $      40,023
       1,250  Fiserv, Inc. *                                                   43,575
       1,600  SunGard Data Systems, Inc. *                                     38,032
                                                                        $     121,630
              Total Software & Services                                 $     121,630
              Technology Hardware & Equipment - 4.1 %
              Electronic Equipment & Instruments - 2.3 %
         800  Waters Corp. *                                            $      35,280
              Electronic Manufact Services - 1.8 %
         900  National Instruments Corportation                         $      27,243
              Total Technology Hardware & Equipment                     $      62,523
              Semiconductors - 5.4 %
              Semiconductor Equip - 2.3 %
         470  KLA-Tencor Corp. *                                        $      19,496
         600  Novellus Systems, Inc. *                                         15,954
                                                                        $      35,450
              Semiconductors - 3.1 %
         640  Linear Technology Corp.                                   $      23,194
         900  Microchip Technology                                             24,156
                                                                        $      47,350
              Total Semiconductors                                      $      82,800
              Capital Goods - 2.9 %
              Manufacturing (Specialized) - 2.9 %
         950  Mettler-Toledo International, Inc. *                      $      44,859
              Total Capital Goods                                       $      44,859
              TOTAL INVESTMENT IN SECURITIES - 89.7%
              (Cost   $1,389,921)                                       $   1,367,759

              OTHER ASSETS AND LIABILITIES - 10.3%                      $     157,577

              TOTAL NET ASSETS - 100.0%                                 $   1,525,336

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $1,389,921 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                 $  59,184

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                    (81,346)

              Net unrealized loss                                       $  (22,162)

             Pioneer Real Estate Shares VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                   Value
             Common Stock - 97.8 %
             Hotels Restaurants & Leisure - 5.1 %
             Hotels, Resorts & Cruise Lines - 5.1 %
      89,000 Hilton Hotels Corp                                        $    1,676,760
      53,000 Starwood Hotels & Resorts (b)                                  2,460,260
                                                                       $    4,137,020
             Total Hotels Restaurants & Leisure                        $    4,137,020
             Diversified Financials - 3.1 %
             Other Diversified Finance Services - 3.1 %
      78,500 Brookfield Properties Corp                                $    2,532,410
             Total Diversified Financials                              $    2,532,410
             Real Estate - 89.6 %
             Real Estate Mgmt & Development - 4.7 %
     122,500 Catellus Development Corp.                                $    3,247,475
      13,900 Inland Real Estate Corporation                                   203,635
      27,500 Kite Realty Group Trust                                          361,625
                                                                       $    3,812,735
             Reits - 84.9 %
      38,000 Apartment Investment & Management Co.                     $    1,321,640
      46,200 AMB Property Corp.                                             1,710,324
      26,000 Affordable Residential Communities                               379,600
      40,000 Arden Realty Group, Inc.                                       1,303,200
      93,100 Archstone Communities Trust                                    2,945,684
      61,000 AvalonBay Communities, Inc. *                                  3,673,420
      19,200 BioMed Property Trust, Inc.                                      337,728
      73,100 Boston Properties, Inc.                                        4,049,009
      27,000 Camden Property Trust *                                        1,247,400
      19,000 Carramerica Realty Corp.                                         621,300
      62,000 Developers Diversifies Realty Corp.                            2,427,300
      53,000 Duke Realty Investments, Inc.                                  1,759,600
     109,500 Equity Office Properties Trust                                 2,983,875
     114,000 Equity Residential Property Trust                              3,534,000
       9,000 First Potomac Realty Trust                                       185,940
      34,500 Federal Realty Investment Trust                                1,518,000
      67,600 General Growth Properties, Inc                                 2,095,600
      31,100 Highwoods Properties, Inc.                                       765,371
     192,000 Host Marriott Corp. *                                          2,693,760
       8,500 Hospitality Properties Trust                                     361,165
       6,500 Healthcare Realty Trust, Inc.                                    253,760
       4,300 Kilroy Realty Corp.                                              163,529
      77,700 Liberty Property Trust                                         3,095,568
      39,500 The Macerich Co.                                               2,104,955
      11,300 Manufactured Home Communities, Inc.                              375,612
      21,000 Corporate Office Properties                                      538,020
      87,000 ProLogis Trust                                                 3,065,880
      29,300 Pan Pacific Retail Properties, Inc.                            1,585,130
      41,000 Prentiss Properties Trust                                      1,476,000
      42,500 Public Storage, Inc.                                           2,105,875
      25,000 PS Business Parks Inc                                            996,250
      49,600 Regency Centers Corp.                                          2,305,904
      42,000 The Rouse Co.                                                  2,808,960
      20,500 iStar Financial, Inc.                                            845,215
      29,500 Shurgard Storage Centers, Inc.                                 1,144,600
      21,000 Strategic Hotel Capital, Inc.                                    283,920
      86,500 Simon DeBartolo Group, Inc.                                    4,638,995
      48,500 TAUBMAN CENTERS INC                                            1,252,755
      49,600 United Dominion Realty Trust                                     983,568
      36,500 Vornado Realty Trust                                           2,287,820
      16,500 Western Resources, Inc.                                          544,665
                                                                       $   68,770,897
             Total Real Estate                                         $   72,583,632
             TOTAL INVESTMENT IN SECURITIES - 97.8%
             (Cost   $57,075,486)                                      $   79,253,062

             OTHER ASSETS AND LIABILITIES - 2.2%                       $    1,783,661

             TOTAL NET ASSETS - 100.0%                                 $   81,036,723

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $57,075,486 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                 $ 22,504,757

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                    (327,181)

             Net unrealized gain                                       $ 22,177,576

        (b)  As of September 30, 2004, the following securities were out on loan:

   Shares                           Description                         Market Value

      11,650 Starwood Hotels & Resorts                                 $      534,968
             Total                                                     $      534,968

             Pioneer Small Cap Value VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                   Value
             Common Stock - 88.1 %
             Energy - 7.0 %
             Oil & Gas Drilling - 2.3 %
       1,375 Atwood Oceanics Inc. *                                    $        65,368
      24,386 Key Energy Services, Inc. *                                       269,465
      11,450 Todco - A *                                                       198,658
                                                                       $       533,491
             Oil & Gas Equipment And Services - 2.1 %
      11,950 GULFMARK OFFSHORE INC *                                   $       195,144
       9,290 Maverick Tube Corporation *                                       286,225
                                                                       $       481,369
             Oil & Gas Explration & Production - 2.6 %
       5,400 Penn Virginia Corporation                                 $       213,786
       4,845 Swift Energy Co. *                                                116,086
       7,144 Unit Corp *                                                       250,612
                                                                       $       580,484
             Total Energy                                              $     1,595,344
             Materials - 8.5 %
             Diversified Metals & Mining - 1.2 %
       9,289 Massey Energy Co.                                         $       268,731
             Gold - 1.7 %
      10,825 Glamis Gold Ltd *                                         $       202,752
      23,625 IAMGOLD Corporation                                               189,709
                                                                       $       392,461
             Metal & Glass Containers - 0.8 %
       4,712 Jarden Corp. *                                            $       171,941
             Paper Products - 2.0 %
      14,293 Domtar Inc.                                               $       172,088
       9,625 Flowserve Corp. *                                                 232,733
       4,025 Longview Fibre Co.                                                 61,381
                                                                       $       466,202
             Precious Metals & Minerals - 0.2 %
      16,000 Cambior, Inc. *  (b)                                      $        49,280
             Specialty Chemicals - 0.4 %
       3,400 GREAT LAKES CHEMICAL CORP.                                $        87,040
             Steel - 2.2 %
       3,150 Carpenter Technology                                      $       150,381
      25,668 Graftech International LTD *                                      358,069
                                                                       $       508,450
             Total Materials                                           $     1,944,105
             Capital Goods - 7.6 %
             Aerospace & Defense - 0.2 %
       4,075 Intrado, Inc. *                                           $        41,198
             Construction & Farm Machinery & Hvy Trks - 1.6 %
      19,125 Wabtec Corporation                                        $       357,446
             Constuction & Engineering - 1.0 %
       4,495 Granite Consturction Incorporated                         $       107,431
       6,825 Insituform Technologies, Inc. *                                   127,423
                                                                       $       234,854
             Electrical Component & Equipment - 0.5 %
      18,954 Power-One, Inc. *                                         $       122,822
             Industrial Conglom - 1.3 %
      17,435 Cornell Companies, Inc. *                                 $       216,194
       7,071 NN, Inc.                                                           80,963
                                                                       $       297,157
             Industrial Machinery - 1.9 %
       6,237 Joy Global, Inc.                                          $       214,428
       2,775 Kaydon Corp.                                                       79,837
       1,694 Nacco Industries, Inc.                                            145,938
                                                                       $       440,203
             Trading Companies & Distributors - 1.1 %
       6,928 Applied Industrial Technologies, Inc.                     $       247,607
             Total Capital Goods                                       $     1,741,287
             Commercial Services & Supplies - 6.0 %
             *invalid Msci Code Data Proces Services - 0.4 %
       9,100 Gartner Group Inc. *                                      $       106,379
             Commercial Printing - 0.5 %
       3,443 John H. Harland Co.                                       $       107,938
             Diversified Commerc Services - 4.3 %
       5,203 Chemed Corporation                                        $       290,015
      16,225 Central Parking Corp.                                             214,495
       2,820 FTI Consulting Inc. *                                              53,298
      12,710 Profit Recovery Group Intl *                                       72,955
      23,755 Rent-Way, Inc. *                                                  162,722
       7,150 Watson Wyatt & Company Holdings                                   188,045
                                                                       $       981,530
             Employment Services - 0.8 %
      20,725 On Assignment, Inc. *                                     $        92,019
       4,895 Korn/Ferry International *                                         89,236
                                                                       $       181,255
             Total Commercial Services & Supplies                      $     1,377,102
             Transportation - 3.9 %
             Marine - 1.0 %
       6,177 Stelmar Shipping Ltd.                                     $       233,552
             Railroads - 1.2 %
      10,893 Genesee & Wyoming Inc. *                                  $       273,741
             Trucking - 1.7 %
      14,475 Central Freight Lines Inc. *                              $        86,995
       3,493 Dollar Thrifty Automotive GP *                                     84,985
       5,200 Forward Air Corp. *                                               208,104
                                                                       $       380,084
             Total Transportation                                      $       887,377
             Automobiles & Components - 0.8 %
             Auto Parts & Equipment - 0.8 %
       9,395 Federal Signal Corporation                                $       174,559
             Total Automobiles & Components                            $       174,559
             Consumer Durables & Apparel - 1.1 %
             Apparel, Accessories & Luxury Goods - 1.1 %
      16,743 Charming Shoppes, Inc. *                                  $       119,210
       3,450 Kellwood Company                                                  125,753
                                                                       $       244,963
             Total Consumer Durables & Apparel                         $       244,963
             Hotels Restaurants & Leisure - 0.6 %
             Restaurants - 0.6 %
       8,469 O'Charley's Inc. *                                        $       138,045
             Total Hotels Restaurants & Leisure                        $       138,045
             Media - 0.8 %
             Advertising - 0.5 %
       5,741 EMAK Worldwide Inc. *                                     $        55,917
       1,294 R.H. Donnelley Corp. *                                             63,872
                                                                       $       119,789
             Publishing - 0.3 %
       6,415 ADVANCED MARKETING SERVICES INC                           $        69,218
             Total Media                                               $       189,007
             Retailing - 6.4 %
             Apparel Retail - 0.7 %
       4,395 Stage Stores, Inc. *                                      $       150,397
             Catalog Retail - 1.8 %
      24,850 Insight Enterprises, Inc. *                               $       418,474
             Computer & Electronics Retail - 0.3 %
      11,000 Tweeter Home Entertainment Group, Inc. *                  $        62,150
             Specialty Stores - 3.6 %
       6,225 Claire's Stores Inc.                                      $       155,874
       4,527 Guitar Center, Inc. *                                             196,019
      20,532 Hancock Fabrics, Inc.                                             245,973
       5,623 School Specialty, Inc. *                                          221,602
                                                                       $       819,468
             Total Retailing                                           $     1,450,489
             Food & Drug Retailing - 1.3 %
             Food Retail - 1.3 %
       8,458 Fresh Del Monte Produce Inc.    (b)                       $       210,689
       9,875 Wild Oats Markets Inc. *                                           85,320
                                                                       $       296,009
             Total Food & Drug Retailing                               $       296,009
             Household & Personal Products - 1.4 %
             Household Products - 1.0 %
       9,454 Nu Skin Enterprises Inc.                                  $       222,264
             Personal Products - 0.4 %
       4,375 NBTY, Inc. *                                              $        94,325
             Total Household & Personal Products                       $       316,589
             Health Care Equipment & Services - 6.9 %
             Health Care Distribs - 2.5 %
       3,810 AMERIGROUP Corporation *                                  $       214,313
       9,925 CROSS COUNTRY HEALTHCARES INC. *  (b)                             153,838
       6,300 Chattem, Inc. *                                                   203,175
                                                                       $       571,326
             Health Care Equipment - 0.5 %
       2,700 Analogic Corp.                                            $       112,563
             Health Care Facilities - 0.9 %
       3,100 SUNRISE SENIOR LIVING, INC. *  (b)                        $       108,872
       2,558 Triad Hospitals, Inc. *                                            88,098
                                                                       $       196,970
             Health Care Services - 1.7 %
       5,352 Pediatrix Medical Group, Inc. *                           $       293,557
       5,400 Providence Service Corp. *                                        104,598
                                                                       $       398,155
             Managed Health Care - 1.3 %
       8,105 PacifiCare Health Systems *                               $       297,454
             Total Health Care Equipment & Services                    $     1,576,468
             Pharmaceuticals & Biotechnology - 0.4 %
             Biotechnology - 0.4 %
      16,130 Kendle International Inc. *                               $        85,328
             Total Pharmaceuticals & Biotechnology                     $        85,328
             Banks - 7.7 %
             Diversified Banks - 3.5 %
       3,781 Banner Corporation                                        $       111,161
      11,430 BankAtlantic Bancorp, Inc.                                        209,398
       9,550 Provident Financial Services, Inc.                                164,738
      17,725 Texas Capital Bancshares, Inc. *                                  321,709
                                                                       $       807,006
             Regional Banks - 3.6 %
       5,000 Alliance Bankshares Corporation *                         $        76,000
      22,850 Cardinal Financial Corp *                                         215,019
       3,425 City National Corp.                                               222,454
      17,725 Sterling Bancshares, Inc.                                         238,401
       1,530 Whitney Holding Corporation                                        64,260
                                                                       $       816,134
             Thrifts & Mortgage Finance - 0.6 %
         825 BankUnited Financial Corporation *                        $        24,049
       8,375 First Niagara Financial Group, Inc.                               112,058
                                                                       $       136,107
             Total Banks                                               $     1,759,247
             Diversified Financials - 7.2 %
             *invalid Msci Code Consumer Finance - 0.9 %
      23,281 Medallion Financial Corp.                                 $       210,693
             Consumer Finance - 1.8 %
       6,750 Advanta Corp. (Class A)                                   $       153,900
       6,603 Advanta Corp. (Class B)                                           159,727
      14,000 Rewards Network Inc. *  (b)                                        93,380
                                                                       $       407,007
             Investment Banking & Brokerage - 2.6 %
       5,750 A.G. Edwards, Inc.                                        $       199,065
      20,125 American AAdvantage Money Market Select Fund                      284,769
       2,800 Piper Jaffray Cos *                                               110,852
                                                                       $       594,686
             Other Diversified Finance Services - 0.7 %
         875 iShares Russell 2000 Value (ETF)                          $       149,713
             Specialized Finance - 1.2 %
       4,200 Assured Guaranty Ltd *                                    $        69,972
       5,568 Financial Federal Corp. *                                         208,689
                                                                       $       278,661
             Total Diversified Financials                              $     1,640,760
             Insurance - 3.5 %
             Life & Health Insurance - 0.4 %
       3,806 FBL Financial Group, Inc.                                 $        99,679
             Property & Casualty Insurance - 2.5 %
       3,750 American Safety Insurance Group, Ltd. *                   $        51,375
       6,201 IPC Holdings Ltd.                                                 235,700
      14,275 Quanta Capital Holdings 144A *                                    116,341
       2,800 RLI Corp                                                          105,140
       1,825 Selective Insurance Group, Inc.    (b)                             67,890
                                                                       $       576,446
             Reinsurance - 0.6 %
       5,650 Odyssey Re Holdings, Corp.    (b)                         $       125,317
             Total Insurance                                           $       801,442
             Real Estate - 4.7 %
             Real Estate Mgmt & Development - 0.7 %
       3,400 Corrections Corporation of America *                      $       120,224
       2,326 Levitt Corp. Class A                                               54,568
                                                                       $       174,792
             Reits - 4.0 %
       8,313 BioMed Property Trust, Inc.                               $       146,226
       8,850 Capital Trust, Inc.                                               257,535
       1,753 Entertainment Properties Trust                                     66,263
      13,915 Provident Senior Living *                                         208,725
       2,700 Saxon Capitol Inc. *                                               58,050
       3,771 Universal Health Realty Inc.                                      114,261
       2,062 Ventas, Inc. *                                                     53,447
                                                                       $       904,507
             Total Real Estate                                         $     1,079,299
             Software & Services - 3.6 %
             Application Software - 0.7 %
      11,629 SPSS Inc. *                                               $       155,015
             Data Processing & Outsourced Services - 0.8 %
      14,767 Pegusus Systems, Inc. *                                   $       176,023
             Internet Software & Services - 1.0 %
       6,925 Internet Security Systems, Inc *                          $       117,725
       9,975 PEC Solutions, Inc. *                                             116,907
                                                                       $       234,632
             Systems Software - 1.1 %
      21,750 Borland Software Corp *                                   $       181,613
       5,775 Sybase, Inc. *                                                     79,637
                                                                       $       261,250
             Total Software & Services                                 $       826,920
             Technology Hardware & Equipment - 2.6 %
             Communications Equipment - 1.4 %
       3,175 BLACK BOX CORPORATION                                     $       117,316
      41,800 Remec Inc *                                                       196,878
                                                                       $       314,194
             Computer Storage & Peripherals - 0.3 %
       4,100 ELECTRONICS FOR IMAGING, INC. *                           $        66,584
             Electronic Equipment & Instruments - 0.5 %
       9,850 Planar Systems Inc. *                                     $       110,419
             Technology Distribs - 0.4 %
       2,725 Tech Data Corp. *                                         $       105,049
             Total Technology Hardware & Equipment                     $       596,246
             Semiconductors - 0.6 %
             Semiconductor Equip - 0.3 %
       3,268 Advanced Energy Industries Inc *                          $        30,360
       2,612 BROOKS AUTOMATION INC *                                            36,960
                                                                       $        67,320
             Semiconductors - 0.3 %
       6,695 HI/FN Inc. *  (b)                                         $        58,715
             Total Semiconductors                                      $       126,035
             Telecommunication Services - 0.8 %
             Wireless Telecom Services - 0.8 %
      21,453 Boston Communications Group, Inc. *                       $       188,143
             Total Telecommunication Services                          $       188,143
             Utilities - 4.6 %
             Gas Utilities - 3.9 %
       4,950 AGL Resources Inc.                                        $       152,312
       6,725 NUI Corp.                                                          89,712
       5,530 People's Energy Corp.                                             230,490
       9,724 Southwestern Energy Co. *                                         408,311
                                                                       $       880,825
             Multi-Utilities & Unregulated Power - 0.5 %
       2,100 Energen Corporation                                       $       108,255
             Utilities - 0.2 %
       1,400 UGI Corporation                                           $        52,164
             Total Utilities                                           $     1,041,244
             TOTAL INVESTMENT IN SECURITIES - 88.1%
             (Cost   $17,625,332)                                      $    20,076,008

             OTHER ASSETS AND LIABILITIES - 11.9%                      $     2,724,085

             TOTAL NET ASSETS - 100.0%                                 $    22,800,093

       144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933.
             Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
             $116,341 or 0.5% of net assets.

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $17,625,332 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost                 $  2,805,972

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                    (355,296)

             Net unrealized gain                                       $  2,450,676

        (b)  As of September 30, 2004, the following securities were out on loan:

   Shares                           Description                          Market Value

       3,345 Cambior, Inc. *                                           $         9,801
       3,735 CROSS COUNTRY HEALTHCARES INC. *                                   58,042
       6,586 Fresh Del Monte Produce Inc.                                      175,582
       4,720 HI/FN Inc. *                                                       41,253
       5,320 Odyssey Re Holdings, Corp.                                        116,082
       4,964 Rewards Network Inc. *                                             33,110
       1,425 Selective Insurance Group, Inc.                                    51,628
       2,802 SUNRISE SENIOR LIVING, INC. *                                      90,378
             Total                                                     $       575,876

              Pioneer Small Company VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                   Value
              Common Stock - 97.9 %
              Energy - 7.8 %
              Oil & Gas Drilling - 3.8 %
       1,000  Atwood Oceanics Inc. *                                   $        47,540
       2,525  Grant Prideco Inc. *                                              51,737
       9,350  Key Energy Services, Inc. *                                      103,318
       7,326  Patterson Energy, Inc.                                           139,707
       6,750  Todco - A *                                                      117,113
                                                                       $       459,415
              Oil & Gas Equipment And Services - 1.3 %
       2,525  GULFMARK OFFSHORE INC *                                  $        41,233
       3,900  Maverick Tube Corporation *                                      120,159
                                                                       $       161,392
              Oil & Gas Explration & Production - 2.7 %
       1,850  Arena Resources Inc. Units *                             $        14,615
       8,225  Forest Oil Corp. *                                               247,737
       2,003  Spinnaker Exploration Co. *                                       70,185
                                                                       $       332,537
              Total Energy                                             $       953,344
              Materials - 7.3 %
              Commodity Chemicals - 1.3 %
       6,350  Airgas, Inc.                                             $       152,845
              Gold - 0.7 %
      11,125  IAMGOLD Corporation                                      $        89,334
              Materials - 0.4 %
         625  Mega Blocks *                                            $         9,344
       2,950  MEGA BLOKS 144A *                                                 44,101
                                                                       $        53,445
              Metal & Glass Containers - 0.4 %
         975  Kennametal, Inc.                                         $        44,021
              Paper Products - 1.1 %
       8,250  Wausau-Mosinee Paper Corporation *                       $       137,363
              Precious Metals & Minerals - 1.5 %
      12,625  Agnico Eagle Mines Ltd.    (b)                           $       180,285
              Specialty Chemicals - 0.7 %
       9,675  Wellman, Inc.                                            $        82,044
              Steel - 1.2 %
      10,650  Graftech International LTD *                             $       148,568
              Total Materials                                          $       887,905
              Capital Goods - 5.2 %
              Aerospace & Defense - 2.1 %
       9,225  AAR Corp. *                                              $       114,851
       5,175  MTC Technologies, Inc *                                          142,985
                                                                       $       257,836
              Construction & Farm Machinery & Hvy Trks - 1.6 %
      10,850  Wabtec Corporation                                       $       202,787
              Electrical Component & Equipment - 1.5 %
       3,675  Digital Theater Systems Inc. *                           $        67,069
      17,450  Power-One, Inc. *                                                113,076
                                                                       $       180,145
              Total Capital Goods                                      $       640,768
              Commercial Services & Supplies - 8.4 %
              *invalid Msci Code Data Proces Services - 1.2 %
       8,850  Gartner Group Inc. *                                     $       103,457
       1,950  TALX CORP                                                         45,026
                                                                       $       148,483
              Commercial Printing - 0.6 %
       2,275  John H. Harland Co.                                      $        71,321
              Diversified Commerc Services - 4.9 %
       6,601  The Brinks Co.                                           $       199,152
       3,650  Central Parking Corp.                                             48,253
       8,094  FTI Consulting Inc. *                                            152,977
       3,000  Regis Corp.                                                      120,660
       6,400  TETRA TECH INC *                                                  81,088
                                                                       $       602,130
              Employment Services - 1.1 %
      17,000  The Princeton Review, Inc. *                             $       127,500
              Environmental Services - 0.6 %
      12,275  Newpark Resources, Inc. *                                $        73,650
              Total Commercial Services & Supplies                     $     1,023,084
              Transportation - 1.4 %
              Trucking - 1.4 %
       3,275  Dollar Thrifty Automotive GP *                           $        79,681
       2,400  Forward Air Corp. *                                               96,048
                                                                       $       175,729
              Total Transportation                                     $       175,729
              Consumer Durables & Apparel - 4.0 %
              Apparel, Accessories & Luxury Goods - 1.0 %
      16,900  Charming Shoppes, Inc. *                                 $       120,328
              Housewares & Specialties - 2.1 %
       8,900  Tupperware Corp.                                         $       151,122
       3,775  YANKEE CANDLE CO *                                               109,324
                                                                       $       260,446
              Photographic Products - 0.4 %
       5,250  CREO PRODUCTS *                                          $        43,155
              Textiles - 0.5 %
      28,236  Unifi, Inc. *                                            $        64,378
              Total Consumer Durables & Apparel                        $       488,307
              Hotels Restaurants & Leisure - 1.7 %
              Hotels, Resorts & Cruise Lines - 0.3 %
      18,325  Jameson Inns, Inc. *                                     $        32,619
              Restaurants - 1.4 %
       2,534  Applebee's International Inc.                            $        64,060
       6,900  O'Charley's Inc. *                                               112,470
                                                                       $       176,530
              Total Hotels Restaurants & Leisure                       $       209,149
              Media - 3.3 %
              Movies & Entertain - 2.2 %
      11,950  Alliance Atlantis Communications, Inc. *                 $       264,932
              Publishing - 1.1 %
       7,375  Journal Register Company *                               $       139,388
              Total Media                                              $       404,320
              Retailing - 3.4 %
              Catalog Retail - 1.0 %
       7,375  Insight Enterprises, Inc. *                              $       124,195
              Distributors - 0.4 %
       3,200  Beacon Roofing Supply, Inc. *  (b)                       $        52,480
              General Merchandise Stores - 1.1 %
       4,325  Tuesday Morning Corporation *                            $       133,729
              Specialty Stores - 0.9 %
         975  Guitar Center, Inc. *                                    $        42,218
       1,650  School Specialty, Inc. *                                          65,027
                                                                       $       107,245
              Total Retailing                                          $       417,649
              Food & Drug Retailing - 1.3 %
              Food Distributors - 0.9 %
       2,439  THe J.M. Smucker Company                                 $       108,316
              Food Retail - 0.4 %
       1,975  Fresh Del Monte Produce Inc.    (b)                      $        49,197
              Total Food & Drug Retailing                              $       157,513
              Food Beverage & Tobacco - 1.8 %
              Agricultural Products - 1.8 %
       4,770  Corn Products International, Inc. *                      $       219,897
              Total Food Beverage & Tobacco                            $       219,897
              Household & Personal Products - 1.5 %
              Household Products - 1.5 %
       7,950  Nu Skin Enterprises Inc.                                 $       186,905
              Total Household & Personal Products                      $       186,905
              Health Care Equipment & Services - 10.7 %
              Health Care Distribs - 2.2 %
       7,812  AMN Healthcare Services *  (b)                           $        93,353
       7,200  CROSS COUNTRY HEALTHCARES INC. *  (b)                            111,600
       2,150  Chattem, Inc. *                                                   69,338
                                                                       $       274,291
              Health Care Equipment - 1.3 %
       3,975  Haemonetics Corp. *                                      $       130,539
         975  PolyMedica Corporation    (b)                                     30,030
                                                                       $       160,569
              Health Care Facilities - 2.3 %
       3,600  Lifepoint Hospitals Inc. *                               $       108,036
       3,202  SUNRISE SENIOR LIVING, INC. *  (b)                               112,454
       1,300  Universal Health Services, Inc. (Class B)                         56,550
                                                                       $       277,040
              Health Care Services - 3.8 %
      26,025  Hooper Holmes, Inc.                                      $       116,592
       1,625  Pediatrix Medical Group, Inc. *                                   89,131
       8,325  Providence Service Corp. *                                       161,255
       4,896  Parexel International Corp. *                                     95,962
                                                                       $       462,940
              Managed Health Care - 1.1 %
       8,150  First Health Group Corp. *                               $       131,134
              Total Health Care Equipment & Services                   $     1,305,974
              Pharmaceuticals & Biotechnology - 1.2 %
              Biotechnology - 0.4 %
       4,925  Cubist Pharmaceuticals Inc. *                            $        48,659
              Pharmaceuticals - 0.8 %
       4,900  Adolor Corporation *                                     $        55,125
       7,650  Alnylam Pharmaceuticals Inc. *  (b)                               44,056
                                                                       $        99,181
              Total Pharmaceuticals & Biotechnology                    $       147,840
              Banks - 7.7 %
              Diversified Banks - 1.8 %
       4,800  Provident Financial Services, Inc.                       $        82,800
       7,900  Texas Capital Bancshares, Inc. *                                 143,385
                                                                       $       226,185
              Regional Banks - 3.9 %
         400  Alliance Bankshares Corporation *                        $         6,080
       2,225  City National Corp.                                              144,514
       4,625  Sterling Bancshares, Inc.                                         62,206
       3,968  Virginia Commerce Bancorp, Inc *                                 107,136
       3,677  Whitney Holding Corporation                                      154,434
                                                                       $       474,370
              Thrifts & Mortgage Finance - 2.0 %
       2,300  BankUnited Financial Corporation *                       $        67,045
       2,325  Commercial Federal Corp.                                          62,729
       2,225  Webster Financial Corp                                           109,893
                                                                       $       239,667
              Total Banks                                              $       940,222
              Diversified Financials - 6.7 %
              Consumer Finance - 2.8 %
       9,478  Advanta Corp. (Class B)                                  $       229,273
      17,597  Rewards Network Inc. *  (b)                                      117,372
                                                                       $       346,645
              Investment Banking & Brokerage - 1.0 %
       8,750  American AAdvantage Money Market Select Fund             $       123,813
              Multi-Sector Holding - 1.8 %
       3,925  Leucadia National Corp                                   $       222,351
              Other Diversified Finance Services - 1.1 %
       3,050  Gabelli Asset Management Inc.    (b)                     $       130,693
              Total Diversified Financials                             $       823,502
              Insurance - 2.0 %
              Property & Casualty Insurance - 2.0 %
      10,500  Quanta Capital Holdings 144A *                           $        85,575
       4,220  Selective Insurance Group, Inc.                                  156,984
                                                                       $       242,559
              Total Insurance                                          $       242,559
              Real Estate - 6.7 %
              Reits - 6.7 %
       4,577  BioMed Property Trust, Inc.                              $        80,509
       4,950  Capital Trust, Inc.                                              144,045
       3,742  Healthcare Realty Trust, Inc.                                    146,088
       9,832  Innkeepers USA Trust                                             122,310
       2,640  Prentiss Properties Trust                                         95,040
       8,195  Provident Senior Living *                                        122,925
       2,725  Shurgard Storage Centers, Inc.                                   105,730
                                                                       $       816,647
              Total Real Estate                                        $       816,647
              Software & Services - 6.5 %
              Application Software - 4.3 %
       2,075  Avid Technology, Inc. *                                  $        97,255
       5,487  Fair Isaac & Co., Inc.                                           160,220
       3,125  MANHATTAN ASSOCIATES INC. *                                       76,313
       7,250  Mercury Computer Systems, Inc. *                                 195,170
                                                                       $       528,958
              Home Entertainment Software - 0.9 %
      12,375  Plato Learning, Inc. *                                   $       109,395
              Internet Software & Services - 0.1 %
       1,100  PEC Solutions, Inc. *                                    $        12,892
              It Conslting & Other Services - 0.7 %
       4,375  ManTech International Corporation *                      $        81,900
              Systems Software - 0.5 %
       8,175  Borland Software Corp *                                  $        68,261
              Total Software & Services                                $       801,406
              Technology Hardware & Equipment - 3.1 %
              Communications Equipment - 0.7 %
       3,300  Avocent Corp. *                                          $        85,899
              Electronic Equipment & Instruments - 0.5 %
       5,600  Planar Systems Inc. *                                    $        62,776
              Electronic Manufact Services - 0.9 %
       9,225  Plexus Corp. *                                           $       101,844
              Technology Distribs - 1.0 %
       3,275  Tech Data Corp. *                                        $       126,251
              Total Technology Hardware & Equipment                    $       376,770
              Semiconductors - 2.8 %
              Semiconductor Equip - 2.0 %
         973  Cymer, Inc. *                                            $        27,886
       2,951  DuPont Photomasks, Inc. *  (b)                                    50,285
       5,246  Photronics, Inc. *                                                87,189
       2,626  Varian Semiconductor Equipment Associates, Inc. *                 81,143
                                                                       $       246,503
              Semiconductors - 0.8 %
       4,825  Power Integrations, Inc. *                               $        98,575
              Total Semiconductors                                     $       345,078
              Telecommunication Services - 2.5 %
              Integrated Telecom Services - 1.8 %
       9,175  Aeroflex Inc. *                                          $        96,980
       9,059  CT Communications Inc.                                           124,924
                                                                       $       221,904
              Wireless Telecom Services - 0.7 %
       9,375  Boston Communications Group, Inc. *                      $        82,219
              Total Telecommunication Services                         $       304,123
              Utilities - 0.9 %
              Gas Utilities - 0.9 %
       2,750  People's Energy Corp.                                    $       114,620
              Total Utilities                                          $       114,620
              TOTAL INVESTMENT IN SECURITIES - 97.9%
              (Cost   $10,815,213)                                     $    11,983,311

              OTHER ASSETS AND LIABILITIES - 2.1%                      $       258,623

              TOTAL NET ASSETS - 100.0%                                $    12,241,934

       144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
              $129,676 or 1.1% of net assets.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $10,815,213 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                $  1,572,579

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                   (404,481)

              Net unrealized gain                                      $  1,168,098

        (b)   As of September 30, 2004, the following securities were out on loan:

   Shares                            Description                         Market Value
      10,283  Agnico Eagle Mines Ltd.                                  $       143,448
       4,500  Alnylam Pharmaceuticals Inc. *                                    25,515
       7,064  AMN Healthcare Services *                                         84,485
       3,040  Beacon Roofing Supply, Inc. *                                     49,765
       4,797  CROSS COUNTRY HEALTHCARES INC. *                                  74,545
       2,305  DuPont Photomasks, Inc. *                                         39,254
       1,759  Fresh Del Monte Produce Inc.                                      46,895
       2,660  Gabelli Asset Management Inc.                                    113,609
         926  PolyMedica Corporation                                            28,530
         791  Rewards Network Inc. *                                             5,276
       2,947  SUNRISE SENIOR LIVING, INC. *                                    103,469
              Total                                                    $       714,791

              Pioneer Strategic Income VCT Portfolio
              Schedule of Investments 9/30/04 (unaudited)
 Principal
   Amount                                                                 Value
              Convertible Corporate Bonds - 2.2 %
              Pharmaceuticals & Biotechnology - 0.6 %
              Biotechnology - 0.6 %
      90,000  Human Genome Sciences, 3.75%, 3/15/07                  $       87,300
     150,000  CV Therapeutics, 4.75%, 3/7/07                                149,813
                                                                     $      237,113
              Total Pharmaceuticals & Biotechnology                  $      237,113
              Technology Hardware & Equipment - 0.9 %
              Communications Equipment - 0.5 %
     200,000  Nortel Networks, 4.25%, 9/1/08                         $      193,000
              Electronic Manufact Services - 0.4 %
     150,000  SCI Systems Inc., 3.0%, 3/15/07                        $      141,000
              Total Technology Hardware & Equipment                  $      334,000
              Semiconductors - 0.7 %
              Semiconductor Equip - 0.7 %
     170,000  Brooks Automation Inc., 4.75%, 6/1/08                  $      162,775
     100,000  Axcelis Technologies, 4.25%, 1/15/07                           97,125
                                                                     $      259,900
              Total Semiconductors                                   $      259,900
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost   $754,711)                                      $      831,013
              Asset Backed Securities - 3.1 %
              Diversified Financials - 1.1 %
              Consumer Finance - 0.0 %
      84,129  Realkredit Danmark, 7.0%, 10/1/32                      $       15,335
              Other Diversified Finance Services - 1.0 %
     222,545  PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A$      223,313
     169,730  Power Receivables Finance, 6.29%, 1/1/12 (144A)               177,861
                                                                     $      401,174
              Total Diversified Financials                           $      416,509
              Real Estate - 0.4 %
              Reits - 0.4 %
     160,000  Global Signal Trust, 5.395%, 1/15/34 (144A)            $      157,569
              Total Real Estate                                      $      157,569
              Utilities - 1.6 %
              Electric Utilities - 1.5 %
     331,100  FPL Energy Wind Funding 6.876%, 6/27/17, (144A)        $      329,445
     247,500  Empresa Electric Guacolda, 8.625%, 4/30/13                    278,523
                                                                     $      607,968
              Total Utilities                                        $      607,968
              TOTAL ASSET BACKED SECURITIES
              (Cost   $1,165,676)                                    $    1,182,046
              Corporate Bonds - 55.7 %
              Miscellaneous - 0.4 %
              Miscellaneous
     150,000  Clean Harbors Inc., 11.25%, 7/15/12 (144A)             $      158,250
              Miscellaneous                                          $      158,250
              Energy - 5.7 %
              Oil & Gas Drilling - 0.5 %
 275,000,000  Petroleos Mexicanos, 7.375%, 8/13/07                   $      193,797
              Oil & Gas Equipment And Services - 0.2 %
      76,000  Transmontaigne Inc., 9.125%, 6/1/10                    $       85,310
              Oil & Gas Explration & Production - 3.8 %
     160,000  Newfield Exploration Co., 6.625%, 9/1/14 (144A)        $      166,800
     200,000  Baytex Energy Ltd., 9.625%, 7/15/10                           215,000
     200,000  Cie Generale De Geophysique SA, 10.625%, 11/15/07             211,800
      55,000  Comstock Resources Inc., 6.875%, 3/1/12                        56,375
     125,000  Paramount Resources Ltd., 8.875%, 7/15/14                     137,500
     300,000  Gaz Capital SA, 8.625%, 4/28/34 (144A)                        318,750
     250,000  Gazprom Intl SA., 7.201%, 2/01/20 (144A)                      253,125
     100,000  Paramount Resources Ltd., 7.875%, 11/1/10                     106,500
                                                                     $    1,465,850
              Oil & Gas Refining Marketing & Transpor - 1.2 %
      75,000  Tesoro Petroleum Corp., 9.625%, 11/1/08                $       82,500
     350,000  Magellan Midstream Partners, L.P., 6.45%, 6/1/14              367,953
                                                                     $      450,453
              Total Energy                                           $    2,195,410
              Materials - 11.9 %
              Commodity Chemicals - 1.5 %
     110,000  Arco Chemical Co., 9.8%, 2/1/20                        $      114,675
     300,000  Methanex Corp., 8.75%, 8/15/12                                345,000
      20,000  Lyondell Petrochemical Co., 9.875%, 5/1/07                     21,125
      75,000  Nova Chemicals Corp., 7.4%, 4/1/09                             81,188
                                                                     $      561,988
              Construction Materials - 0.9 %
   2,700,000  Kvaerner A.S., 0.0%, 10/30/11                          $      289,764
      60,000  Kvaerner A.S., 0.0%, 10/30/11                                  43,200
                                                                     $      332,964
              Diversified Chemical - 0.4 %
     130,000  Huntsman ICI Chemicals LLC, 10.125%, 7/1/09            $      168,175
              Diversified Metals & Mining - 2.3 %
     140,000  Freeport-McMoran Copper & Gold, 10.125%, 2/1/10        $      158,375
     250,000  Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                241,250
     400,000  Vale Overseas Ltd., 8.25%, 1/17/34                            389,000
     100,000  Kennametal Inc., 7.2%, 6/15/12                                109,104
                                                                     $      897,729
              Forest Products - 1.4 %
     225,000  Ainsworth Lumber, 6.75%, 3/15/14                       $      216,563
     300,000  Sino Forest Corp., 9.125%, 8/17/11 (144A)                     308,250
                                                                     $      524,813
              Metal & Glass Containers - 1.2 %
     130,000  Greif Brothers Corp., 8.875%, 8/1/12                   $      144,950
     150,000  Crown Holdings, 10.25%, 3/1/11                                212,240
     100,000  Vitro Envases Norteamrca, 10.75%, 7/23/11 (144A)               98,000
                                                                     $      455,190
              Paper Products - 0.2 %
     100,000  Abitibi-Consolidated Inc., 6.0%, 6/20/13               $       92,000
              Specialty Chemicals - 1.7 %
     135,000  United Industries Co., 9.875%, 4/1/09                  $      141,075
     170,000  OM Group Inc., 9.25%, 12/15/11                                177,225
      43,000  Arco Chemical Company 9.375%, 12/15/2005                       44,505
     100,000  Ferro Corp., 7.125%, 4/1/28                                    98,932
     140,000  Rhodia SA, 8.0%, 6/1/10                                       161,956
      45,000  Rhodia SA, 9.25%, 6/1/11                                       48,139
                                                                     $      671,832
              Steel - 2.3 %
     150,000  International Steel Group, 6.5%, 4/15/14 (144A)        $      150,000
     250,000  Ispat Inland ULC FRN, 4/1/2010                                266,250
     225,000  CSN Islands VIII Corp, 9.75%, 12/16/13 (144A)                 225,563
     100,000  Corus Group Plc 144A 7.50%, 10/01/11                          128,122
     100,000  CSN Islands IX Corp 144A 10%, 01/15/15                        100,000
                                                                     $      869,935
              Total Materials                                        $    4,574,626
              Capital Goods - 4.6 %
              Aerospace & Defense - 1.1 %
     200,000  L-3 Communications Corp., 6.125%, 7/15/13              $      202,500
     100,000  DRS Technologies Inc., 6.875%, 11/1/13                        104,000
     100,000  Hexcel Corp., 9.75%, 1/15/09                                  105,000
                                                                     $      411,500
              Building Products - 0.1 %
      50,000  US Concrete Inc., 8.375%, 4/1/14                       $       52,250
              Construction & Farm Machinery & Hvy Trks - 0.6 %
      75,000  Cummins Inc., 7.125%, 3/1/28                           $       75,000
     140,000  Amer Rock Salt Co LLC, 9.5%, 3/15/14 (144A)                   144,900
                                                                     $      219,900
              Constuction & Engineering - 1.2 %
     250,000  Shaw Group Inc. 10.75%, 3/15/2010    (b)               $      262,500
     200,000  North American Energy Partners , 8.75%, 12/1/11 (144A)        195,000
                                                                     $      457,500
              Heavy Electrical Equipment - 0.5 %
     199,773  Ormat Funding Corp., 8.25%, 12/30/20                   $      197,776
              Industrial Machinery - 1.1 %
     175,000  JLG Industries Inc., 8.375%, 6/15/12    (b)            $      182,875
     250,000  Sun Sage BV, 8.25%, 3/26/09 (144A)                            254,063
                                                                     $      436,938
              Total Capital Goods                                    $    1,775,864
              Commercial Services & Supplies - 1.6 %
              Commercial Printing - 0.6 %
     200,000  Sheridan Group, 10.25%, 8/15/11 (144A)                 $      216,500
              Diversified Commerc Services - 0.8 %
     215,000  United Rentals NA Inc. 7.75%, 11/15/2013    (b)        $      201,563
     115,000  Cornell Co's Inc., 10.75%, 7/01/12, (144A)                    115,288
                                                                     $      316,851
              Environmental Services - 0.2 %
      75,000  IESI Corp., 10.25%, 6/15/12                            $       81,000
              Total Commercial Services & Supplies                   $      614,351
              Transportation - 2.9 %
              Air Freight & Couriers - 0.4 %
     130,000  Petroleum Helicopters, 9.375%, 5/1/09                  $      139,750
              Airlines - 0.8 %
     100,000  Continental Airlines Inc., 8.0%, 12/15/05    (b)       $       91,500
      50,000  AMR Corp., 9.0%, 9/15/16                                       29,000
      85,000  AMR Corp., 9.8%, 10/1/21                                       46,750
      35,000  AMR Corp., 9.0%, 8/1/12    (b)                                 21,350
     175,000  Northwest Airlines, Inc., 9.875%, 3/15/07    (b)              132,125
                                                                     $      320,725
              Marine - 1.0 %
     100,000  Horizon Lines LLC., 9.0%, 11/1/12 (144A)               $      105,500
     300,000  Ship Finance Intl Ltd., 8.5%, 12/15/13                        298,500
                                                                     $      404,000
              Railroads - 0.3 %
         120  Atlantic Express Transport, 12.0%, 4/15/08             $      117,600
              Transportation - 0.4 %
     150,000  TFM SA De CV, 11.75%, 6/15/09                          $      151,500
              Total Transportation                                   $    1,133,575
              Automobiles & Components - 0.2 %
              Auto Parts & Equipment - 0.1 %
     140,000  Intermet Corp., 9.75%, 6/15/09                         $       53,900
              Automobile Manufacturers - 0.1 %
      35,000  Ford Motor Credit Co., 5.8%, 1/12/09                   $       36,277
              Total Automobiles & Components                         $       90,177
              Hotels Restaurants & Leisure - 0.3 %
              Hotels, Resorts & Cruise Lines - 0.3 %
     100,000  Starwood Hotels & Resorts, 7.875%, 5/1/12              $      113,125
              Total Hotels Restaurants & Leisure                     $      113,125
              Media - 1.4 %
              Broadcasting & Cable Tv - 1.1 %
     100,000  Kabel Deutschland GMBH, 10.625%, 7/1/14                $      109,000
     175,000  Echostar DBS Corp., 6.375%, 10/1/11 (144A)                    177,188
     100,000  Kabel Deutschland 10.75%, 7/1/2014 144A                       136,518
                                                                     $      422,706
              Publishing - 0.3 %
      80,000  News America Holdings, 8.5%, 2/23/25                   $      101,559
              Total Media                                            $      524,265
              Retailing - 1.0 %
              Department Stores - 0.4 %
     150,000  J.C. Penney 7.125%, 11/15/23                           $      158,625
              Specialty Stores - 0.6 %
     100,000  Toys R Us 7.375%, 10/15/18                             $       92,750
     145,000  Asbury Automotive Group, 8.0%, 3/15/14                        142,825
                                                                     $      235,575
              Total Retailing                                        $      394,200
              Food Beverage & Tobacco - 0.9 %
              Brewers - 0.6 %
     220,000  Cia Brasileira De Bebida 8.75%, 09/15/2013             $      248,600
              Soft Drinks - 0.3 %
      80,000  CIA Brasileira de Bebida, 10.5%, 12/15/11              $       98,600
              Total Food Beverage & Tobacco                          $      347,200
              Household & Personal Products - 0.4 %
              Household Products - 0.4 %
     175,000  Solo Cup Company, 8.5%, 2/15/14                        $      172,375
              Total Household & Personal Products                    $      172,375
              Health Care Equipment & Services - 2.0 %
              Health Care Distribs - 0.2 %
      60,000  Omnicare, Inc., 6.125%, 6/1/13                         $       60,300
              Health Care Facilities - 1.5 %
     165,000  Curative Health Services 10.75%, 5/1/2011              $      150,975
      50,000  Province Healthcare, 7.5%, 6/1/13                              56,375
     350,000  HCA Inc., 6.3%, 10/1/12                                       362,869
                                                                     $      570,219
              Health Care Supplies - 0.3 %
     125,000  Inverness Medical Innovation, 8.75%, 2/15/12           $      125,625
              Total Health Care Equipment & Services                 $      756,144
              Banks - 0.6 %
              Diversified Banks - 0.6 %
      15,000  Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)     $       16,335
     200,000  Halyk Savings Bk Kazaktn 144A 8.125%, 10/7/2009               200,000
                                                                     $      216,335
              Total Banks                                            $      216,335
              Diversified Financials - 6.4 %
              Investment Banking & Brokerage - 2.4 %
     200,000  BCP Caylux Hldng Lux SCA., 10.375%, 6/15/14, (144A)    $      273,036
      50,000  BCP Caylux Hldng Lux Sca., 9.625%, 6/15/14, (144A)             54,000
     250,000  Refco Finance Holdings, 9.0%, 08/01/12 (144A)                 266,875
     325,000  E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                 338,000
                                                                     $      931,911
              Other Diversified Finance Services - 2.5 %
     250,000  Aries Vermogensverwaltng, (144A) 9.6%, 10/25/14        $      280,625
     157,000  Alamosa Delaware Inc., 0.0%, 7/31/09                          161,710
     210,000  Dollar Financial Group, 9.75%, 11/15/11 (144A)                222,600
     315,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                    305,502
                                                                     $      970,437
              Specialized Finance - 1.4 %
     100,000  UGS Corp., 10.0%, 6/1/12 (144A)                        $      109,000
     200,000  Inmarsat Finance Plc, 7.625%, 6/3/12 (144A)                   198,500
      80,000  GATX Financial Corp., 8.875%, 6/1/09                           92,870
     145,000  Consolidated Comm Holds, 9.75%, 4/1/12 (144A)                 148,625
                                                                     $      548,995
              Total Diversified Financials                           $    2,451,343
              Insurance - 4.1 %
              Life & Health Insurance - 1.4 %
     265,000  Presidential Life Corp., 7.875%, 2/15/09               $      265,000
     300,000  Provident Companies Inc., 7.0%, 7/15/18    (b)                294,750
                                                                     $      559,750
              Multi-Line Insurance - 0.5 %
     210,000  Allmerica Financial Corp., 7.625%, 10/15/25            $      208,950
              Property & Casualty Insurance - 1.6 %
     285,000  Kingsway America Inc. 7.5%, 2/1/14                     $      295,544
     300,000  Ohio Casualty Corp., 7.3%, 6/15/14                            316,590
                                                                     $      612,134
              Reinsurance - 0.6 %
     200,000  Odyssey Re Holdings, 7.65%, 11/1/13                    $      218,140
              Total Insurance                                        $    1,598,974
              Real Estate - 2.0 %
              Real Estate Mgmt & Development - 0.8 %
     100,000  LNR Property Co., 7.25%, 10/15/13                      $      109,000
     185,000  Forest City Enterprises, 7.625%, 6/1/15                       194,250
                                                                     $      303,250
              Reits - 1.1 %
     120,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14     $      122,400
     155,000  Crescent Real Estate, 9.25%, 4/15/09                          167,013
     150,000  Meristar Hospitality Operations Finance Corp., 10.5%, 6/      164,250
                                                                     $      453,663
              Total Real Estate                                      $      756,913
              Technology Hardware & Equipment - 1.5 %
              Communications Equipment - 0.5 %
     150,000  Corning Inc., 6.3%, 3/1/09                             $      156,425
      50,000  Corning Inc., 5.9%, 3/15/14                                    48,871
                                                                     $      205,296
              Electronic Manufact Services - 0.1 %
      50,000  Sanmina-SCI Corp., 10.375%, 1/15/10                    $       57,188
              Office Electronics - 0.3 %
     120,000  Xerox Corp., 8.0%, 2/1/27                              $      118,200
              Technology Distribs - 0.5 %
     200,000  Arrow Electronic Inc., 6.875%, 7/1/13                  $      216,405
              Total Technology Hardware & Equipment                  $      597,089
              Telecommunication Services - 6.1 %
              Integrated Telecom Services - 3.6 %
     275,000  GCI Inc., 7.25%, 2/15/14                               $      269,500
     125,000  Primus Telecomm Group, 8.0%, 01/15/14                          92,500
     150,000  TSI Telecommunication Services, 12.75%, 2/1/09                168,000
     145,000  Innova S De R.L., 9.375%, 9/19/13                             157,688
     270,000  NTL Cable Plc 144A 8.75%, 04/15/14                            340,891
     375,000  Tele Norte Leste Participacoes S.A., 8.0%, 12/18/13 (144      363,750
                                                                     $    1,392,329
              Wireless Telecom Services - 2.5 %
     170,000  MetroPCS,  Inc., 10.75%, 10/1/11 (144A)                $      182,750
     275,000  Ubiquitel Operating Co., 9.875%, 3/1/11                       286,344
     240,000  Rogers Cantel, Inc., 10.5%, 6/1/06                            203,379
     150,000  Mobifon Holdings, 12.5%, 7/31/10 (144A)                       175,500
     115,000  Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)           115,288
                                                                     $      963,261
              Total Telecommunication Services                       $    2,355,590
              Utilities - 1.6 %
              Electric Utilities - 1.0 %
     150,000  Alamosa Delaware, 8.5%, 01/31/12                       $      151,875
     250,000  MSW Energy Holdings, 7.375%, 9/1/10                           262,500
                                                                     $      414,375
              Multi-Utilities & Unregulated Power - 0.5 %
      30,000  Reliant Resources Inc., 9.25%, 7/15/10                 $       32,213
     160,000  Reliant Energy Inc., 9.5%, 7/15/13                            173,800
                                                                     $      206,013
              Total Utilities                                        $      620,388
              TOTAL CORPORATE BONDS
              (Cost   $20,434,980)                                   $   21,446,194
              US Government Agency Obligations - 33.5 %
              Government - 33.5 %
              Government - 33.5 %
   2,150,000  Swedish Government, 8.0%, 8/15/07                      $      333,092
   1,505,000  Government of Sweden, 5.25%, 3/15/11                          221,086
   2,955,000  Swedish Government, 5.5%, 10/08/12                            441,605
   3,410,000  Norwegian Government, 6.75%, 1/15/07                          553,430
   1,320,000  Norwegian Government 6.0%, 5/16/2011                          219,896
     145,000  Russia Regs., 5.0%, 3/31/30                                   139,476
      63,183  GNMA, 6.50%, 01/15/33                                          66,733
      44,663  GNMA Pool #598131 6.00%, 3/15/33                               46,374
     132,630  GNMA Pool #599403 6.0%, 06/15/33                              137,710
      60,691  GNMA Pool #603997 6.00%, 02/15/33                              63,016
      68,467  GNMA POOL#604476 6.0%, 07/15/33                                71,090
     193,097  GNMA POOL # 604962 6.5%, 1/15/34                              203,885
     222,690  GNMA Pool # 605384 5.0%, 4/15/2034                            221,891
     298,158  GNMA Pool # 605618 5.50%, 07/15/2034                          303,797
      41,360  GNMA, 6.50%, 02/15/32                                          43,682
      43,737  GNMA POOL# 569234 6.50% DUE: 03/15/32                          46,192
     199,755  GNMA Pool # 574771 4.5%, 5/15/2034                            193,874
      40,273  GNMA Pool #584457 6.0%, 06/15/17                               42,548
     135,890  GNMA POOL#586772 6.00% DUE 03/15/33                           141,096
      82,210  GNMA POOL#592716 6.50%, 05/15/33                               86,828
     162,970  GNMA POOL #594118 6.00%,  09/15/33                            169,213
     420,903  GNMA II POOL #3474 6.00%, 11/20/33                            436,369
     191,281  GNMA II Pool #3530 5.50%, 03/20/34                            194,539
     194,872  GNMA POOL# 3544 5.50%, 4/20/34                                198,191
     300,959  GNMA POOL#552601 6.0%, 6/15/17                                317,961
     114,908  GNMA POOL#558809 6.00%, 10/15/33                              119,310
       6,062  GNMA, 6.5%, 06/15/31 Pool# 562097                               6,404
      59,457  GNMA POOL #175339 6.5% DUE: 03/15/29                           62,884
      82,268  GNMA Pool #781635 6.0%, 03/15/33                               85,443
      58,283  GNMA POOL #781661 6.5%, 11/15/32                               61,563
      17,113  FHLMC POOL #C76269 6.00% DUE 02/01/33                          17,701
      80,746  FG  POOL#E85757 5.5%, 10/01/16                                 83,613
      66,181  GNMA POOL #613880 6.00%, 09/15/33                              68,716
      81,287  GNMA POOL #615243 6.00%, 06/15/33                              84,401
     150,901  GNMA POOL #615383 6.00%, 07/15/33                             156,682
      22,438  FHLMC Pool # C01444 6.0%, 01/01/33                             23,208
     384,393  FG Pool #E01157 6.0%, 6/1/17                                  403,096
     324,161  FHLMC Pool #A15692 6.00% 11/01/33                             335,289
      90,864  FGLMC POOL #A15832 6.00%, 11/01/33                             93,984
     179,305  FGLMC Pool #A23658 5.0%, 6/1/34                               177,756
      15,295  FNMA POOL # 254238 6.00% DUE 02/01/32                          15,854
     160,429  FNMA POOL # 255070 6.00%, 12/01/33                            166,231
       2,040  FNMA, 7.00%, 9/01/29                                            2,167
         461  FNMA 7.50%, 06/01/30                                              494
       2,840  FNMA POOL #593989 6.50% DUE 07/01/31                            2,981
       9,353  FNMA POOL# 610749 6.50%, 10/01/31                               9,817
     800,000  FED NATL MTGE ASSOC 6.375% DUE 08/15/07                       595,596
      13,796  GNMA, 6.50%, 01/15/30 POOL# 520471                             14,577
       2,583  GNMA,  POOL# 542884 7.00%, DUE 03/15/31                         2,756
       5,829  GNMA, 7.00%, 3/15/31                                            6,219
      25,378  GNMA POOL# 326220 7.50% DUE: 05/15/23                          27,188
     195,116  FNMA POOL #254984 6.00%, 12/01/33                             202,172
      12,227  FNMA POOL# 593192 6.00% DUE: 12/01/31                          12,674
      13,969  FNMA POOL# 599106 6.50% DUE 02/01/32                           14,663
     149,621  FNMA POOL #643382 6.00%, 07/01/17                             156,990
      16,579  FNMA POOL #687301 6.00% 11/1/32                                17,180
      74,408  FNMA POOL#694346 5.50%, 03/01/18                               77,021
     137,303  FNMA Pool # 725351 5.5%, 4/1/2019                             142,216
     124,871  FNMA Pool #754080 5.50%, 12/01/18                             129,255
     198,855  FNMA Pool #756626 5.50%, 05/01/34                             201,735
     179,530  FNMA POOL #757495 6.0%, 01/01/34                              185,971
     451,091  FNMA Pool # 775164 6.00%, 11/01/33                            467,403
     245,424  FNMA Pool# 783831 6.0%, 7/1/2034                              254,228
     200,000  Candian Government, 5.75%, 9/1/06                             166,073
     315,000  Canadian Government, 5.25%, 6/1/12                            262,438
      27,000  Canadian Government, 4.25%,  9/1/08                            21,758
     630,000  Canadian Government 4.25%, 9/1/2009                           504,490
  10,000,000  Japan Govt 6-Yr 1.5%, 1/20/2005                                91,309
     532,000  Ontario Province, 5.5%, 4/23/13                               377,418
     207,000  Queensland Treasury, 6.0%, 8/14/13                            154,861
 530,000,000  Banco Nac De Desen Econo 8.0%  4/28/10                        335,335
      75,000  U.S. Treasury N/B, 5.25%, 2/15/29                              78,079
     315,000  US Treasury Notes 5.375% MD 02/15/31                          337,444
     332,730  Republic of Columbia 9.75%, 4/9/2011                          375,985
     185,000  Republic of Peru, 8.375%, 5/3/16                              192,400
     343,000  Government of France, 3.0%, 7/25/09                           506,288
     180,000  United Mexican States, 8.25%, 2/24/09                         132,965
                                                                     $   12,915,855
              TOTAL US GOVERNMENT AGENCY OBLIGATIONS                 $   12,915,855
              (Cost   $10,000,602)                                   $   12,915,855
              Municipal Bonds - 2.0 %
              Government - 2.0 %
              Government - 1.1 %
      90,000  GOLDEN ST TOB SEC 6.75% 06/01/39                       $       86,956
     100,000  Wayne Charter County SPL, 6.75%, 12/1/15                       84,267
     175,000  New Jersey Economic Development Authority Special Facili      138,110
      60,000  Tobacco Settlement Financing Corp., 7.0%, 6/1/41               58,982
      80,000  Tobacco Settlement Authority Washington, 6.625%, 6/1/32        75,690
                                                                     $      444,005
              Muni Tobacco - 0.8 %
     300,000  Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43  $      266,466
      50,000  Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42          44,440
                                                                     $      310,906
              Total Government                                       $      754,911
              TOTAL MUNICIPAL BONDS
              (Cost   $710,113)                                      $      754,911

              TOTAL INVESTMENT IN SECURITIES - 96.5%
              (Cost   $33,066,082)                                   $   37,130,019

              OTHER ASSETS AND LIABILITIES - 3.5%                    $    1,405,046

              TOTAL NET ASSETS - 100.0%                              $   38,535,065

       144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
              $7,742,182 or 20.1% of net assets.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $33,066,082 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost              $ 4,493,414

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                 (429,477)

              Net unrealized gain                                    $ 4,063,937

        (b)   As of September 30, 2004, the following securities were out on loan:

   Shares                           Description                       Market Value
      33,250  AMR Corp., 9.0%, 8/1/12                                $       21,105
      95,000  Continental Airlines Inc., 8.0%, 12/15/05                      87,716
     166,250  JLG Industries Inc., 8.375%, 6/15/12                          176,961
     166,250  Northwest Airlines, Inc., 9.875%, 3/15/07                     126,203
     285,000  Provident Companies Inc., 7.0%, 7/15/18                       284,169
      71,250  Shaw Group Inc. 10.75%, 3/15/2010                              74,597
     204,250  United Rentals NA Inc. 7.75%, 11/15/2013                      197,931
              Total                                                  $      968,682

             Pioneer Value VCT Portfolio
             Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                 Value
             Common Stocks - 96.0 %
             Energy - 12.4 %
             Integrated Oil & Gas - 6.7 %
       1,558 BP Amoco Plc - ADR                                      $       89,632
       2,108 ConocoPhillips                                                 174,648
       2,424 ChevronTexaco Corp.                                            130,023
       2,151 Occidental Petroleum Corp.                                     120,305
                                                                     $      514,608
             Oil & Gas Drilling - 2.0 %
       1,580 ENSCO International, Inc.                               $       51,619
       1,102 Nabors Industries, Inc. *                                       52,180
       1,445 Transocean Offshore Inc. *                                      51,702
                                                                     $      155,501
             Oil & Gas Explration & Production - 3.7 %
       1,437 Anadarko Petroleum Corp.                                $       95,359
       1,696 Devon Energy Corp.                                             120,433
       2,281 Suncor Energy, Inc.                                             73,015
                                                                     $      288,807
             Total Energy                                            $      958,916
             Materials - 4.8 %
             Commodity Chemicals - 1.2 %
       2,104 Praxair Inc.                                            $       89,925
             Diversified Chemical - 0.9 %
       1,120 PPG Industries, Inc.                                    $       68,634
             Diversified Metals & Mining - 0.6 %
       1,057 Freeport-McMoRan Copper & Gold, Inc. Class B            $       42,809
          80 Phelps Dodge Corp.                                               7,362
                                                                     $       50,171
             Metal & Glass Containers - 0.7 %
       1,440 Ball Corp.                                              $       53,899
             Paper Products - 1.4 %
       1,580 Weyerhaeuser Co.                                        $      105,038
             Total Materials                                         $      367,667
             Capital Goods - 7.2 %
             Aerospace & Defense - 1.1 %
       1,540 Northrop Grumman Corp.                                  $       82,128
             Electrical Component & Equipment - 1.7 %
       4,030 General Electric Co.                                    $      135,327
             Industrial Conglom - 4.4 %
         722 Donaldson Co., Inc.                                     $       20,498
       4,933 Tyco International Ltd.                                        151,246
       1,815 United Technologies Corp.                                      169,485
                                                                     $      341,229
             Total Capital Goods                                     $      558,684
             Commercial Services & Supplies - 1.8 %
             Environmental Services - 1.8 %
       5,181 Waste Management Inc                                    $      141,649
             Total Commercial Services & Supplies                    $      141,649
             Transportation - 2.1 %
             Airlines - 1.0 %
       5,619 Southwest Airlines Co.                                  $       76,531
             Railroads - 0.3 %
         460 Canadian National Railway Co.                           $       22,310
             Trucking - 0.8 %
         849 United Parcel Service                                   $       64,456
             Total Transportation                                    $      163,297
             Hotels Restaurants & Leisure - 1.2 %
             Restaurants - 1.2 %
       3,423 McDonald's Corp.                                        $       95,947
             Total Hotels Restaurants & Leisure                      $       95,947
             Media - 6.7 %
             Advertising - 0.2 %
         200 Omnicom Group                                           $       14,612
             Broadcasting & Cable Tv - 2.4 %
       2,550 Clear Channel Communications, Inc.                      $       79,484
       3,714 Comcast Corporation *                                          104,883
                                                                     $      184,367
             Movies & Entertain - 3.4 %
      10,493 Time Warner, Inc. *                                     $      169,357
       2,922 Viacom, Inc. (Class B)                                          98,062
                                                                     $      267,419
             Publishing - 0.7 %
         622 Gannett Co.                                             $       52,099
             Total Media                                             $      518,497
             Retailing - 0.6 %
             Department Stores - 0.6 %
         981 Kohl's Corp. *                                          $       47,274
             Total Retailing                                         $       47,274
             Food & Drug Retailing - 2.2 %
             Food Retail - 2.2 %
       5,393 Kroger Company *                                        $       83,699
         362 Nestle SA (Registered Shares)                                   83,158
                                                                     $      166,857
             Total Food & Drug Retailing                             $      166,857
             Food Beverage & Tobacco - 2.5 %
             Packaged Foods & Meats - 0.9 %
       3,067 Sara Lee Corp.                                          $       70,112
             Soft Drinks - 1.6 %
       2,523 PepsiCo, Inc.                                           $      122,744
             Total Food Beverage & Tobacco                           $      192,856
             Household & Personal Products - 1.0 %
             Personal Products - 1.0 %
       1,208 Kimberly-Clark Corp.                                    $       78,025
             Total Household & Personal Products                     $       78,025
             Health Care Equipment & Services - 3.3 %
             Health Care Distribs - 0.9 %
       1,890 Wyeth                                                   $       70,686
             Health Care Facilities - 2.4 %
       4,722 HCA, Inc.                                               $      180,144
         671 Tenet Healthcare Corp. *                                         7,240
                                                                     $      187,384
             Total Health Care Equipment & Services                  $      258,070
             Pharmaceuticals & Biotechnology - 2.8 %
             Pharmaceuticals - 2.8 %
       2,795 Merck & Co., Inc.                                       $       92,235
       4,156 Pfizer, Inc.                                                   127,174
                                                                     $      219,409
             Total Pharmaceuticals & Biotechnology                   $      219,409
             Banks - 11.4 %
             Diversified Banks - 7.3 %
       8,354 Bank of America Corp.                                   $      361,979
       3,318 U.S. Bancorp                                                    95,890
       1,832 Wells Fargo  & Co.                                             109,242
                                                                     $      567,111
             Regional Banks - 0.5 %
         865 North Fork Bancorporation,Inc.                          $       38,449
             Thrifts & Mortgage Finance - 3.6 %
       4,267 Freddie Mac                                             $      278,379
             Total Banks                                             $      883,939
             Diversified Financials - 12.4 %
             Asset Management & Custody Banks - 1.5 %
       4,073 The Bank of New York Co., Inc.                          $      118,809
             Consumer Finance - 1.9 %
       9,536 Providian Financial Corp. *                             $      148,189
             Investment Banking & Brokerage - 4.5 %
       1,025 Goldman Sachs Group, Inc.                               $       95,571
       1,494 Lehman Brothers Holdings, Inc.                                 119,102
       2,630 Merrill Lynch & Co., Inc.                                      130,764
                                                                     $      345,437
             Other Diversified Finance Services - 4.5 %
       7,914 Citigroup, Inc.                                         $      349,166
             Total Diversified Financials                            $      961,601
             Insurance - 8.1 %
             Insurance Brokers - 1.2 %
       1,935 Marsh & McLennan Co., Inc.                              $       88,546
             Life & Health Insurance - 1.1 %
       5,595 UNUM Corp.                                              $       87,786
             Multi-Line Insurance - 0.9 %
       1,038 American International Group, Inc.                      $       70,574
             Property & Casualty Insurance - 4.9 %
       1,264 Ambac Financial Group, Inc.                             $      101,057
       2,599 Allstate Corp.                                                 124,726
          53 Berkshire Hathaway, Inc. (Class B) *                           152,163
                                                                     $      377,946
             Total Insurance                                         $      624,852
             Software & Services - 3.4 %
             Application Software - 1.3 %
       5,460 Veritas Software Corp. *                                $       97,188
             Data Processing & Outsourced Services - 2.1 %
       3,816 First Data Corp.                                        $      165,996
             Total Software & Services                               $      263,184
             Technology Hardware & Equipment - 4.3 %
             Communications Equipment - 1.8 %
       3,013 Motorola, Inc.                                          $       54,355
       6,348 Nokia Corp ADR                                                  87,095
                                                                     $      141,450
             Computer Hardware - 2.1 %
       8,640 Hewlett-Packard Co.                                     $      162,000
             Electronic Equipment & Instruments - 0.4 %
       1,237 Koninklijke Philips Electronics                         $       28,340
             Total Technology Hardware & Equipment                   $      331,790
             Semiconductors - 0.7 %
             Semiconductors - 0.7 %
       2,555 Intel Corp.                                             $       51,253
             Total Semiconductors                                    $       51,253
             Telecommunication Services - 5.9 %
             Integrated Telecom Services - 2.3 %
       1,108 Alltel Corp.                                            $       60,840
       4,159 BellSouth Corp.                                                112,792
                                                                     $      173,632
             Wireless Telecom Services - 3.6 %
       6,630 AT&T Wireless Services, Inc. *                          $       97,991
         600 Nextel Communications, Inc. *                                   14,304
       4,955 Vodafone Group Plc ADR                                         119,465
      20,691 Vodafone Group Plc                                              49,674
                                                                     $      281,434
             Total Telecommunication Services                        $      455,066
             Utilities - 1.2 %
             Electric Utilities - 1.2 %
       1,402 Dominion Resources, Inc.                                $       91,481
             Total Utilities                                         $       91,481
             TOTAL INVESTMENT IN SECURITIES - 96.0%
             (Cost   $7,244,623)                                     $    7,430,314

             OTHER ASSETS AND LIABILITIES - 4.0%                     $      308,564

             TOTAL NET ASSETS - 100.0%                               $    7,738,878

        (a)  At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $7,244,623 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost               $  242,381

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value                  (56,690)

             Net unrealized gain                                     $  185,691


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Vatiable Contracts Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.